Schedule of Investments (unaudited) December 31, 2019	BlackRock Total Return Fund, Inc. (Percentages shown are based on Net Assets)

Security	Value

Mutual Funds — 100.1%
Master Total Return Portfolio of Master Bond LLC	$16,172,366,180

Total Investments — 100.1% (Cost: $15,899,364,383)	16,172,366,180

Liabilities in Excess of Other Assets — (0.1)%	(15,038,257)

Net Assets — 100.0%	$16,157,327,923

BlackRock Total Return Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio of Master Bond LLC (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $16,172,366,180 and 95.5%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

1

Schedule of Investments (unaudited) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 9.7%
Accredited Mortgage Loan Trust, Series 2006-1, Class M2, (1 mo. LIBOR US + 0.340%), 2.13%, 04/25/36(a)	USD	5,510	$3,016,754
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-OP1, Class A2, (1 mo. LIBOR US + 0.720%), 2.51%, 12/25/33(a)		581	570,477
Series 2006-CW1, Class A2C, (1 mo. LIBOR US + 0.140%), 1.93%, 07/25/36(a)		382	324,483
Series 2007-HE4, Class A2A, (1 mo. LIBOR US + 0.130%), 1.92%, 05/25/37(a)		2,728	728,687
ACIS CLO Ltd., Series 2014-4A, Class A, (3 mo. LIBOR US + 1.420%), 3.33%, 05/01/26(a)(b)		1,566	1,565,515
Adams Mill CLO Ltd., Series 2014-1A, Class A2R, (3 mo. LIBOR US + 1.100%), 3.10%, 07/15/26(a)(b)		3,401	3,402,124
AIMCO CLO, Series 2017-AA, Class A, (3 mo. LIBOR US + 1.260%), 3.23%, 07/20/29(a)(b)		500	501,369
Ajax Mortgage Loan Trust:
Series 2017-D, Class A, 3.75%, 12/25/57(b)		9,705	9,987,361
Series 2017-D, Class B, 0.00%, 12/25/57(b)(c)(d)		1,765	793,103
Series 2018-A, Class A, 3.85%, 04/25/58(b)(c)		9,785	9,772,903
Series 2018-A, Class B, 0.00%, 04/25/58(b)(c)(d)		2,665	1,545,626
Series 2018-B, Class A, 3.75%, 02/26/57(b)(c)		5,197	5,196,117
Series 2018-B, Class B, 0.00%, 02/26/57(b)(c)		2,917	815,545
Series 2018-D, Class A, 3.75%, 08/25/58(b)(c)(d)		10,994	11,067,056
Series 2018-D, Class B, 0.00%, 08/25/58(b)(c)(d)		2,854	1,596,371
Series 2018-E, Class A, 4.38%, 06/25/58(b)(d)		4,668	4,729,311
Series 2018-E, Class B, 5.25%, 06/25/58(b)(c)(d)		840	844,956
Series 2018-E, Class C, 0.00%, 06/25/58(b)(c)(d)		2,140	643,092
Series 2018-F, Class A, 4.38%, 11/25/58(b)(c)(d)		15,863	15,991,635
Series 2018-F, Class B, 5.25%, 11/25/58(b)(c)(d)		2,415	2,393,657
Series 2018-F, Class C, 0.00%, 11/25/58(b)(c)		5,745	2,798,020
Series 2018-G, Class A, 4.38%, 06/25/57(b)(c)(d)		13,827	13,874,943
Series 2018-G, Class B, 5.25%, 06/25/57(b)(c)(d)		2,042	2,008,715
Series 2018-G, Class C, 0.00%, 06/25/57(b)(c)		5,266	4,957,139
Series 2019-A, Class A, 3.75%, 08/25/57(b)(d)		14,439	14,502,977
Series 2019-A, Class B, 5.25%, 08/25/57(b)(c)(d)		1,720	1,687,664
Series 2019-A, Class C, 0.00%, 08/25/57(b)(c)		4,309	3,388,442
Series 2019-B, Class A, 3.75%, 01/25/59(b)(d)		24,651	24,718,897
Series 2019-B, Class B, 5.25%, 01/25/59(b)(c)(d)		2,845	2,793,221

Security		Par (000)	Value
Ajax Mortgage Loan Trust: (continued)
Series 2019-B, Class C, 0.00%, 01/25/59(b)(c)	USD	7,296	$5,956,001
Series 2019-C, Class A, 3.95%, 10/25/58(b)(d)		7,113	7,256,942
Series 2019-E, Class A, 3.00%, 10/30/59(b)(e)		26,559	26,289,010
Series 2019-E, Class B, 4.88%, 10/30/59(b)(e)		2,600	2,581,062
Series 2019-E, Class C, 0.00%, 10/30/59(b)(c)		6,670	3,024,845
Series 2019-G, Class A, 3.00%, 09/25/59(b)(e)		15,184	15,037,647
Series 2019-G, Class B, 4.25%, 09/25/59(b)(e)		2,120	2,068,839
Series 2019-G, Class C, 0.00%, 09/25/59(b)		5,456	4,418,563
Series 2019-H, Class A, 3.00%, 11/25/59(b)(e)		14,560	14,403,428
Series 2019-H, Class B, 4.25%, 11/25/59(b)(e)		1,970	1,920,612
Series 2019-H, Class C, 0.00%, 11/25/59(b)(c)		5,066	5,505,834
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (3 mo. LIBOR US + 1.080%), 3.05%, 10/21/28(a)(b)		3,790	3,776,217
Allegro CLO IV Ltd.:
Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.150%), 3.15%, 01/15/30(a)(b)		6,640	6,635,661
Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.700%), 3.70%, 01/15/30(a)(b)		2,530	2,524,204
Allegro CLO V Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.240%), 3.24%, 10/16/30(a)(b)		1,100	1,098,822
ALM V Ltd.:
Series 2012-5A, Class A1R3, (3 mo. LIBOR US + 0.910%), 2.91%, 10/18/27(a)(b)		4,410	4,406,720
Series 2012-5A, Class A2R3, (3 mo. LIBOR US + 1.250%), 3.25%, 10/18/27(a)(b)		1,600	1,582,367
Series 2012-5A, Class BR3, (3 mo. LIBOR US + 1.650%), 3.65%, 10/18/27(a)(b)		2,140	2,116,563
ALM VI Ltd., Series 2012-6A, Class A2R3, (3 mo. LIBOR US + 1.400%), 3.40%, 07/15/26(a)(b)		1,514	1,500,569
ALM VII Ltd., Series 2012-7A, Class A1A2, (3 mo. LIBOR US + 1.170%), 3.17%, 07/15/29(a)(b)		750	748,823
ALM VII R Ltd., Series 2013-7RA, Class A1R, (3 mo. LIBOR US + 1.410%), 3.41%, 10/15/28(a)(b)		2,970	2,962,485
ALM VIII Ltd.:
Series 2013-8A, Class A1R, (3 mo. LIBOR US + 1.490%), 3.49%, 10/15/28(a)(b)		9,310	9,323,962
Series 2013-8A, Class A2R, (3 mo. LIBOR US + 1.800%), 3.80%, 10/15/28(a)(b)		600	597,693
ALM XII Ltd.:
Series 2015-12A, Class A1R2, (3 mo. LIBOR US + 0.890%), 2.89%, 04/16/27(a)(b)		1,076	1,075,194
Series 2015-12A, Class BR2, (3 mo. LIBOR US + 1.650%), 3.65%, 04/16/27(a)(b)		3,635	3,565,858

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value
ALM XVI Ltd./ALM XVI LLC:
Series 2015-16A, Class A2R2, (3 mo. LIBOR US + 1.500%), 3.50%, 07/15/27(a)(b)	USD	6,284	$6,222,685
Series 2015-16A, Class BR2, (3 mo. LIBOR US + 1.900%), 3.90%, 07/15/27(a)(b)		2,060	2,050,693
ALM XVIII Ltd., Series 2016-18A, Class A2R, (3 mo. LIBOR US + 1.650%), 3.65%, 01/15/28(a)(b)		750	748,642
AMMC CLO 16 Ltd., Series 2015-16A, Class BR, (3 mo. LIBOR US + 1.600%), 3.60%, 04/14/29(a)(b)		500	495,776
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (3 mo. LIBOR US + 1.250%), 3.15%, 11/02/30(a)(b)		750	746,461
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.200%), 3.10%, 11/10/30(a)(b)		540	536,585
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (3 mo. LIBOR US + 1.260%), 3.20%, 07/24/29(a)(b)		2,620	2,631,462
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (3 mo. LIBOR US + 1.250%), 3.19%, 07/25/29(a)(b)		6,220	6,209,353
Anchorage Capital CLO 3-R Ltd.:
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.050%), 2.99%, 01/28/31(a)(b)		2,120	2,102,697
Series 2014-3RA, Class B, (3 mo. LIBOR US + 1.500%), 3.44%, 01/28/31(a)(b)		3,600	3,542,877
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.850%), 3.79%, 01/28/31(a)(b)		500	476,726
Anchorage Capital CLO 4-R Ltd.:
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.050%), 2.99%, 01/28/31(a)(b)		5,330	5,297,267
Series 2014-4RA, Class C, (3 mo. LIBOR US + 1.850%), 3.79%, 01/28/31(a)(b)		3,760	3,630,288
Anchorage Capital CLO 5-R Ltd.:
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.450%), 3.45%, 01/15/30(a)(b)		9,200	9,076,651
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.850%), 3.85%, 01/15/30(a)(b)		3,540	3,436,446
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, (3 mo. LIBOR US + 1.270%), 3.27%, 07/15/30(a)(b)		4,010	3,999,270
Anchorage Capital CLO 7 Ltd.:
Series 2015-7A, Class B1R, (3 mo. LIBOR US + 1.300%), 3.30%, 10/15/27(a)(b)		3,470	3,432,703
Series 2015-7A, Class CR, (3 mo. LIBOR US + 1.700%), 3.70%, 10/15/27(a)(b)		2,880	2,871,996
Anchorage Capital CLO 8 Ltd.:
Series 2016-8A, Class AR, (3 mo. LIBOR US + 1.000%), 2.94%, 07/28/28(a)(b)		2,430	2,428,940
Series 2016-8A, Class BR, (3 mo. LIBOR US + 1.600%), 3.54%, 07/28/28(a)(b)		3,050	3,031,197
Anchorage Capital CLO Ltd.:
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.250%), 3.24%, 10/13/30(a)(b)		2,755	2,740,069
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.650%), 3.64%, 10/13/30(a)(b)		750	742,922
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.150%), 4.14%, 10/13/30(a)(b)		1,410	1,380,727
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.080%), 3.08%, 04/15/31(a)(b)		2,402	2,386,053

Security		Par (000)	Value
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.010%), 2.98%, 04/20/31(a)(b)	USD	1,080	$1,068,073
Apidos CLO XVI, Series 2013-16A, Class A1R, (3 mo. LIBOR US + 0.980%), 2.95%, 01/19/25(a)(b)		17	16,843
Apidos CLO XVIII, Series 2018-18A, Class A1, (3 mo. LIBOR US + 1.140%), 3.09%, 10/22/30(a)(b)		880	877,330
Apres Static CLO Ltd., Series 2019-1A, Class A2, (3 mo. LIBOR US + 1.750%), 3.75%, 01/15/27(a)(b)		350	348,592
Arbor Realty Collateralized Loan Obligation Ltd., Series 2017-FL3, Class A, (1 mo. LIBOR US + 0.990%), 2.73%, 12/15/27(a)(b)		3,740	3,740,524
Arbor Realty Commercial Real Estate Notes Ltd., Series 2017-FL2, Class A, (1 mo. LIBOR US + 0.990%), 2.73%, 08/15/27(a)(b)		1,660	1,660,155
ARES XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.170%), 3.17%, 10/15/30(a)(b)		1,150	1,151,497
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.480%), 2.27%, 05/25/35(a)		4,032	3,834,455
ASSURANT CLO I Ltd., Series 2017-1A, Class B, (3 mo. LIBOR US + 1.700%), 3.67%, 10/20/29(a)(b)		1,400	1,384,127
Atrium IX, Series 9A, Class AR, (3 mo. LIBOR US + 1.240%), 3.15%, 05/28/30(a)(b)		4,010	4,006,018
Atrium XII:
Series 12A, Class AR, (3 mo. LIBOR US + 0.830%), 2.78%, 04/22/27(a)(b)		1,620	1,617,946
Series 12A, Class CR, (3 mo. LIBOR US + 1.650%), 3.60%, 04/22/27(a)(b)		2,381	2,337,111
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.100%), 3.04%, 04/25/26(a)(b)		17,144	17,162,023
Avery Point V CLO Ltd.:
Series 2014-5A, Class AR, (3 mo. LIBOR US + 0.980%), 2.98%, 07/17/26(a)(b)		2,199	2,196,906
Series 2014-5A, Class BR, (3 mo. LIBOR US + 1.500%), 3.50%, 07/17/26(a)(b)		2,250	2,245,885
Avery Point VI CLO Ltd.:
Series 2015-6A, Class AR, (3 mo. LIBOR US + 1.050%), 2.94%, 08/05/27(a)(b)		3,960	3,950,613
Series 2015-6A, Class BR, (3 mo. LIBOR US + 1.500%), 3.39%, 08/05/27(a)(b)		3,240	3,218,715
Avery Point VII CLO Ltd., Series 2015-7A, Class AR, (3 mo. LIBOR US + 1.140%), 3.14%, 01/15/28(a)(b)		7,480	7,467,589
B2R Mortgage Trust, Series 2015-2, Class A, 3.34%, 11/15/48(b)		283	283,569
Babson CLO Ltd.:
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.190%), 3.16%, 10/20/30(a)(b)		2,590	2,595,088
Series 2015-IA, Class BR, (3 mo. LIBOR US + 1.400%), 3.37%, 01/20/31(a)(b)		610	597,897
Bain Capital Credit CLO Ltd.:
Series 2016-2A, Class AR, (3 mo. LIBOR US + 1.140%), 3.14%, 01/15/29(a)(b)		1,350	1,348,167
Series 2016-2A, Class BR, (3 mo. LIBOR US + 1.800%), 3.80%, 01/15/29(a)(b)		1,000	1,000,008
Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.080%), 3.05%, 07/19/31(a)(b)		1,420	1,412,625

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value
BankAmerica Manufactured Housing Contract Trust:
Series 1997-2, Class B1, 7.07%, 02/10/22(d)	USD	1,680	$1,138,683
Series 1998-2, Class B1, 7.54%, 12/10/25(d)		2,790	1,564,150
Barings CLO Ltd., Series 2018-3A, Class A1, (3 mo. LIBOR US + 0.950%), 2.92%, 07/20/29(a)(b)		1,085	1,076,679
Battalion CLO VII Ltd., Series 2014-7A, Class A1RR, (3 mo. LIBOR US + 1.040%), 3.04%, 07/17/28(a)(b)		3,450	3,447,677
Battalion CLO X Ltd., Series 2016-10A, Class A1R, (3 mo. LIBOR US + 1.250%), 3.53%, 01/24/29(a)(b)		23,120	23,126,811
Bayview Financial Revolving Asset Trust:
Series 2004-B, Class A1, (1 mo. LIBOR US + 1.000%), 2.81%, 05/28/39(a)(b)		5,954	5,523,632
Series 2004-B, Class A2, (1 mo. LIBOR US + 1.300%), 3.11%, 05/28/39(a)(b)		572	482,367
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.000%), 2.81%, 02/28/40(a)(b)		2,568	2,487,970
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.000%), 2.81%, 12/28/40(a)(b)		969	960,656
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 06/15/30(d)		1,674	540,464
Series 2000-A, Class A3, 7.83%, 06/15/30(d)		1,554	518,506
Series 2000-A, Class A4, 8.29%, 06/15/30(d)		1,121	396,004
BDS Ltd., Series 2019-FL3, Class A, (1 mo. LIBOR US + 1.400%), 3.14%, 12/15/35(a)(b)		4,680	4,683,665
Bear Stearns Asset-Backed Securities I Trust:
Series 2004-HE7, Class M2, (1 mo. LIBOR US + 1.725%), 3.52%, 08/25/34(a)		235	235,069
Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 0.680%), 2.47%, 12/25/35(a)		1,695	2,261,557
Series 2006-HE7, Class 1A2, (1 mo. LIBOR US + 0.170%), 1.96%, 09/25/36(a)		3,011	3,644,702
Series 2007-FS1, Class 1A3, (1 mo. LIBOR US + 0.170%), 1.96%, 05/25/35(a)		1,065	1,160,803
Series 2007-HE1, Class 21A2, (1 mo. LIBOR US + 0.160%), 1.95%, 01/25/37(a)		619	612,586
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.320%), 2.11%, 03/25/37(a)		1,025	806,278
Series 2007-HE2, Class 22A, (1 mo. LIBOR US + 0.140%), 1.93%, 03/25/37(a)		979	971,227
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.140%), 1.93%, 03/25/37(a)		1,737	1,851,267
Series 2007-HE3, Class 1A3, (1 mo. LIBOR US + 0.250%), 2.04%, 04/25/37(a)		1,100	1,206,858
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.350%), 2.14%, 04/25/37(a)		6,110	5,623,474
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (1 mo. LIBOR US + 1.200%), 2.99%, 01/25/36(a)		93	92,964

Security		Par (000)	Value
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R, (3 mo. LIBOR US + 1.750%), 3.75%, 07/15/29(a)(b)	USD	900	$898,149
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class A1R, (3 mo. LIBOR US + 1.250%), 3.22%, 07/20/29(a)(b)		750	753,242
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1RR, (3 mo. LIBOR US + 1.250%), 3.22%, 01/20/29(a)(b)		7,830	7,840,875
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3 mo. LIBOR US + 1.090%), 3.06%, 04/20/31(a)(b)		1,450	1,443,009
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class A1R, (3 mo. LIBOR US + 1.240%), 3.24%, 10/18/29(a)(b)		12,030	12,030,164
Series 2015-VIA, Class A2R, (3 mo. LIBOR US + 1.720%), 3.72%, 10/18/29(a)(b)		3,320	3,283,355
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class A1AR, (3 mo. LIBOR US + 0.780%), 2.78%, 07/18/27(a)(b)		2,680	2,678,245
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.100%), 3.07%, 01/20/31(a)(b)		1,250	1,248,195
Benefit Street Partners CLO X Ltd.:
Series 2016-10A, Class A1R, (3 mo. LIBOR US + 1.140%), 3.14%, 01/15/29(a)(b)		1,000	1,001,702
Series 2016-10A, Class A2R, (3 mo. LIBOR US + 1.750%), 3.75%, 01/15/29(a)(b)		600	599,236
Black Diamond CLO Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.450%), 3.45%, 02/06/26(a)(b)		1,000	999,269
BlueMountain CLO Ltd.:
Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.230%), 3.20%, 01/20/29(a)(b)		4,012	4,007,870
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.180%), 3.13%, 10/22/30(a)(b)		6,370	6,364,802
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.000%), 2.97%, 04/20/31(a)(b)		2,550	2,518,332
Bowman Park CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.180%), 3.09%, 11/23/25(a)(b)		3,342	3,342,967
California Street CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.030%), 3.03%, 10/15/25(a)(b)		1,746	1,746,012
Carlyle Global Market Strategies CLO Ltd.:
Series 2013-2A, Class AR, (3 mo. LIBOR US + 0.890%), 2.89%, 01/18/29(a)(b)		1,490	1,481,399
Series 2013-4A, Class A1RR, (3 mo. LIBOR US + 1.000%), 3.00%, 01/15/31(a)(b)		1,880	1,867,505
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.970%), 2.97%, 04/17/31(a)(b)		3,170	3,148,958
Series 2015-3A, Class A2R, (3 mo. LIBOR US + 1.600%), 3.54%, 07/28/28(a)(b)		2,470	2,463,068
Carlyle U.S. CLO Ltd.:
Series 2016-4A, Class A2R, (3 mo. LIBOR US + 1.450%), 3.42%, 10/20/27(a)(b)		750	740,163
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.180%), 3.18%, 01/15/30(a)(b)		4,620	4,613,154
Carrington Mortgage Loan Trust:
Series 2006-NC1, Class M2, (1 mo. LIBOR US + 0.420%), 2.21%, 01/25/36(a)		610	505,837

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Carrington Mortgage Loan Trust: (continued)
Series 2006-NC3, Class A4, (1 mo. LIBOR US + 0.240%), 2.03%, 08/25/36(a)	USD	2,003	$1,577,688
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.160%), 1.95%, 10/25/36(a)		901	836,398
Series 2006-NC5, Class A3, (1 mo. LIBOR US + 0.150%), 1.94%, 01/25/37(a)		3,978	3,197,421
Series 2007-RFC1, Class A4, (1 mo. LIBOR US + 0.220%), 2.01%, 10/25/36(a)		1,440	1,213,559
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(b)(d)		11,954	11,953,614
CBAM Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.250%), 3.22%, 07/20/30(a)(b)		6,050	6,056,953
Series 2017-2A, Class B1, (3 mo. LIBOR US + 1.750%), 3.75%, 10/17/29(a)(b)		2,955	2,940,446
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.230%), 3.23%, 10/17/29(a)(b)		3,780	3,772,368
Series 2017-3A, Class B1, (3 mo. LIBOR US + 1.700%), 3.70%, 10/17/29(a)(b)		1,000	994,196
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.160%), 1.95%, 10/25/36(a)		617	469,330
CDO Repack SPC Ltd., Series 2006-CLF1, Class D1, 0.01%, 05/20/30(b)		540	576,266
Cedar Funding II CLO Ltd.:
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.230%), 3.12%, 06/09/30(a)(b)		1,511	1,511,665
Series 2013-1A, Class BR, (3 mo. LIBOR US + 1.750%), 3.64%, 06/09/30(a)(b)		2,450	2,440,698
Cedar Funding IV CLO Ltd., Series 2014-4A, Class AR, (3 mo. LIBOR US + 1.230%), 3.16%, 07/23/30(a)(b)		3,790	3,798,350
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.980%), 2.95%, 04/20/31(a)(b)		940	929,249
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3 mo. LIBOR US + 1.100%), 3.10%, 07/17/31(a)(b)		1,880	1,868,041
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (3 mo. LIBOR US + 1.090%), 3.06%, 10/20/28(a)(b)		15,035	15,024,382
Cedar Funding VIII CLO Ltd.:
Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.250%), 3.25%, 10/17/30(a)(b)		16,520	16,528,296
Series 2017-8A, Class B, (3 mo. LIBOR US + 1.700%), 3.70%, 10/17/30(a)(b)		2,628	2,594,760
Series 2017-8A, Class C, (3 mo. LIBOR US + 2.250%), 4.25%, 10/17/30(a)(b)		750	725,931
Cent CLO Ltd.:
Series 2015-24A, Class A1R, (3 mo. LIBOR US + 1.070%), 3.07%, 10/15/26(a)(b)		4,000	3,991,170
Series C17A, Class A1AR, (3 mo. LIBOR US + 1.030%), 2.97%, 04/30/31(a)(b)		7,620	7,573,158
CIFC Funding Ltd.:
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.750%), 3.75%, 07/16/30(a)(b)		500	497,438
Series 2014-4RA, Class A1A, (3 mo. LIBOR US + 1.130%), 3.13%, 10/17/30(a)(b)		26,820	26,731,784
Series 2014-4RA, Class A2, (3 mo. LIBOR US + 1.650%), 3.65%, 10/17/30(a)(b)		250	249,012

Security		Par (000)	Value
CIFC Funding Ltd.: (continued)
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.780%), 2.78%, 04/15/27(a)(b)	USD	674	$673,321
Series 2015-2A, Class CR, (3 mo. LIBOR US + 1.700%), 3.70%, 04/15/27(a)(b)		4,620	4,533,948
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.700%), 3.67%, 04/23/29(a)(b)		2,910	2,908,130
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.000%), 3.00%, 04/18/31(a)(b)		1,834	1,811,839
Citicorp Residential Mortgage Trust, Series 2007-2, Class M1, 5.06%, 06/25/37(e)		2,830	2,752,871
Citigroup Mortgage Loan Trust:
Series 2006-WFH4, Class M3, (1 mo. LIBOR US + 0.320%), 2.11%, 11/25/36(a)		3,007	2,675,033
Series 2007-AHL2, Class A3B, (1 mo. LIBOR US + 0.200%), 1.99%, 05/25/37(a)		6,867	4,994,028
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.270%), 2.06%, 05/25/37(a)		3,119	2,289,589
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.55%, 12/05/22(b)(d)		21,854	22,106,947
Conseco Finance Corp.:
Series 1997-3, Class M1, 7.53%, 03/15/28(d)		1,597	1,598,598
Series 1997-6, Class M1, 7.21%, 01/15/29(d)		296	300,100
Series 1998-4, Class M1, 6.83%, 04/01/30(d)		346	318,336
Series 1998-8, Class A1, 6.28%, 09/01/30		759	798,760
Series 1998-8, Class M1, 6.98%, 09/01/30(d)		2,544	2,267,397
Series 1999-5, Class A5, 7.86%, 03/01/30(d)		988	652,464
Series 1999-5, Class A6, 7.50%, 03/01/30(d)		1,059	674,756
Series 2001-D, Class B1, (1 mo. LIBOR US + 2.500%), 4.24%, 11/15/32(a)		2,038	1,990,809
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29(d)		1,604	655,295
Series 2000-4, Class A5, 7.97%, 05/01/32		5,474	2,165,147
Series 2000-4, Class A6, 8.31%, 05/01/32(d)		1,374	566,658
Series 2000-5, Class A6, 7.96%, 05/01/31		2,258	1,183,942
Series 2000-5, Class A7, 8.20%, 05/01/31		4,119	2,222,359
Countrywide Asset-Backed Certificates:
Series 2004-5, Class A, (1 mo. LIBOR US + 0.900%), 2.69%, 10/25/34(a)		573	562,550
Series 2005-16, Class 1AF, 4.73%, 04/25/36(d)		3,693	3,645,874
Series 2005-16, Class 2AF3, 4.47%, 05/25/36(d)		743	752,517
Series 2005-17, Class 1AF4, 6.05%, 05/25/36(e)		2,851	2,872,290
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.160%), 1.95%, 09/25/46(a)		236	232,756
Series 2006-17, Class 2A2, (1 mo. LIBOR US + 0.150%), 1.94%, 03/25/47(a)		251	246,316
Series 2006-8, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.95%, 12/25/35(a)		633	626,561
Series 2006-S10, Class A3, (1 mo. LIBOR US + 0.320%), 2.11%, 10/25/36(a)		5,019	4,833,908

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Countrywide Asset-Backed Certificates: (continued)
Series 2006-S3, Class A4, 6.59%, 01/25/29(e)	USD	409	$453,837
Series 2006-SPS1, Class A, (1 mo. LIBOR US + 0.220%), 2.01%, 12/25/25(a)		148	170,032
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.270%), 2.01%, 03/15/34(a)		761	728,562
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 09/25/31(d)		1,750	1,849,419
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.32%, 12/25/36(e)		447	409,398
Series 2006-MH1, Class B1, 6.25%, 10/25/36(b)(e)		852	872,084
Series 2006-SL1, Class A2, 6.06%, 09/25/36(b)(e)		3,112	412,639
Series 2007-CB6, Class A4, (1 mo. LIBOR US + 0.340%), 2.13%, 07/25/37(a)(b)		652	439,714
Cumberland Park CLO Ltd., Series 2015-2A, Class CR, (3 mo. LIBOR US + 1.800%), 3.77%, 07/20/28(a)(b)		1,190	1,162,362
CWHEQ Home Equity Loan Trust, Series 2006-S5, Class A5, 6.16%, 06/25/35		457	501,683
CWHEQ Revolving Home Equity Loan Resuritization Trust:
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.300%), 2.04%, 12/15/33(a)(b)		786	746,012
Series 2006-RES, Class 5B1A, (1 mo. LIBOR US + 0.190%), 1.93%, 05/15/35(a)(b)		361	341,938
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.190%), 1.93%, 05/15/35(a)(b)(c)		214	206,381
CWHEQ Revolving Home Equity Loan Trust:
Series 2005-B, Class 2A, (1 mo. LIBOR US + 0.180%), 1.92%, 05/15/35(a)		504	489,447
Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.180%), 1.92%, 05/15/36(a)		2,947	2,888,906
Series 2006-H, Class 1A, (1 mo. LIBOR US + 0.150%), 1.89%, 11/15/36(a)		1,753	1,500,679
Deer Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.180%), 3.15%, 10/20/30(a)(b)		1,000	1,001,143
Dorchester Park CLO DAC, Series 2015-1A, Class BR, (3 mo. LIBOR US + 1.450%), 3.42%, 04/20/28(a)(b)		3,064	3,036,368
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR, (3 mo. LIBOR US + 1.140%), 3.11%, 07/20/29(a)(b)		7,230	7,218,648
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.120%), 3.12%, 01/15/31(a)(b)		18,720	18,641,151
Dryden XXV Senior Loan Fund:
Series 2012-25A, Class ARR, (3 mo. LIBOR US + 0.900%), 2.89%, 10/15/27(a)(b)		11,030	11,020,542

Security		Par (000)	Value
Dryden XXV Senior Loan Fund: (continued)
Series 2012-25A, Class CRR, (3 mo. LIBOR US + 1.850%), 3.84%, 10/15/27(a)(b)	USD	1,340	$1,325,665
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3 mo. LIBOR US + 0.900%), 2.90%, 04/15/29(a)(b)		1,170	1,166,311
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3 mo. LIBOR US + 1.200%), 3.11%, 08/15/30(a)(b)		9,085	9,071,337
Eaton Vance CLO Ltd.:
Series 2013-1A, Class A1RR, (3 mo. LIBOR US + 1.160%), 3.16%, 01/15/28(a)(b)		1,280	1,273,689
Series 2013-1A, Class A2RR, (3 mo. LIBOR US + 1.850%), 3.85%, 01/15/28(a)(b)		1,150	1,152,930
Elm CLO Ltd.:
Series 2014-1A, Class ARR, (3 mo. LIBOR US + 1.170%), 3.17%, 01/17/29(a)(b)		18,150	18,173,510
Series 2014-1A, Class BRR, (3 mo. LIBOR US + 1.750%), 3.75%, 01/17/29(a)(b)		1,950	1,944,105
Emerson Park CLO Ltd., Series 2013-1A, Class B1R, (3 mo. LIBOR US + 1.450%), 3.45%, 07/15/25(a)(b)		250	249,975
Finance of America Structured Securities Trust, Series 2018-HB1, Class M5, 6.00%, 09/25/28(b)(c)(d)		1,451	1,441,133
First Franklin Mortgage Loan Trust:
Series 2004-FFH3, Class M3, (1 mo. LIBOR US + 1.050%), 2.84%, 10/25/34(a)		1,000	934,715
Series 2006-FF13, Class A1, (1 mo. LIBOR US + 0.120%), 1.91%, 10/25/36(a)		2,581	2,068,609
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.140%), 1.93%, 12/25/36(a)		12,775	7,314,627
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.150%), 1.94%, 12/25/36(a)		18,106	16,481,021
Series 2006-FFH1, Class M2, (1 mo. LIBOR US + 0.400%), 2.19%, 01/25/36(a)		2,710	1,836,026
Flatiron CLO Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.890%), 2.89%, 04/15/27(a)(b)		2,377	2,375,562
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.140%), 1.93%, 02/25/37(a)		6,702	5,022,352
Galaxy XV CLO Ltd., Series 2013-15A, Class AR, (3 mo. LIBOR US + 1.200%), 3.20%, 10/15/30(a)(b)		1,350	1,348,577
Galaxy XXIII CLO Ltd., Series 2017-23A, Class A, (3 mo. LIBOR US + 1.280%), 3.22%, 04/24/29(a)(b)		2,603	2,604,653
Galaxy XXIX CLO Ltd.:
Series 2018-29A, Class B, (3 mo. LIBOR US + 1.400%), 3.31%, 11/15/26(a)(b)		250	247,959
Series 2018-29A, Class C, (3 mo. LIBOR US + 1.680%), 3.59%, 11/15/26(a)(b)		1,470	1,446,490

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value
GE-WMC Asset-Backed Pass-Through Certificates:
Series 2005-2, Class A2C, (1 mo. LIBOR US + 0.250%), 2.04%, 12/25/35(a)	USD	352	$350,140
Series 2005-2, Class M1, (1 mo. LIBOR US + 0.440%), 2.23%, 12/25/35(a)		4,942	4,195,550
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, (3 mo. LIBOR US + 1.110%), 3.04%, 10/29/29(a)(b)		1,830	1,833,480
Greenpoint Manufactured Housing:
Series 1999-5, Class M1B, 8.29%, 12/15/29(d)		870	921,540
Series 1999-5, Class M2, 9.23%, 12/15/29(d)		1,097	926,132
GSAA Home Equity Trust:
Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.350%), 2.14%, 12/25/35(a)		836	354,741
Series 2006-4, Class 1A1, 3.87%, 03/25/36(d)		2,746	2,360,977
Series 2006-5, Class 2A1, (1 mo. LIBOR US + 0.070%), 1.86%, 03/25/36(a)		14	7,316
Series 2007-2, Class AF3, 5.92%, 03/25/37(d)		512	162,866
GSAMP Trust:
Series 2006-FM3, Class A1, (1 mo. LIBOR US + 0.140%), 1.93%, 11/25/36(a)		5,392	3,289,424
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.200%), 1.99%, 01/25/47(a)		997	600,462
Series 2007-HS1, Class M6, (1 mo. LIBOR US + 2.250%), 4.04%, 02/25/47(a)		1,300	1,346,742
Halcyon Loan Advisors Funding Ltd.:
Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.130%), 3.13%, 04/18/26(a)(b)		40	39,708
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.080%), 3.02%, 07/25/27(a)(b)		11,853	11,837,705
Highbridge Loan Management Ltd.:
Series 12A-18, Class A1B, (3 mo. LIBOR US + 1.250%), 3.25%, 07/18/31(a)(b)		750	749,732
Series 6A-2015, Class A1R, (3 mo. LIBOR US + 1.000%), 2.89%, 02/05/31(a)(b)		11,390	11,315,439
Series 7A-2015, Class BR, (3 mo. LIBOR US + 1.180%), 3.09%, 03/15/27(a)(b)		500	490,634
Home Equity Asset Trust, Series 2007-1, Class 2A3, (1 mo. LIBOR US + 0.150%), 1.94%, 05/25/37(a)		2,490	2,078,842
Home Equity Mortgage Loan Asset-Backed Trust:
Series 2004-A, Class M2, (1 mo. LIBOR US + 2.025%), 3.82%, 07/25/34(a)		586	588,168
Series 2007-A, Class 2A2, (1 mo. LIBOR US + 0.190%), 1.98%, 04/25/37(a)		1,996	1,452,138
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(e)		2,452	700,692
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, (1 mo. LIBOR US + 0.720%), 2.46%, 04/15/36(a)		1,065	978,017
HPS Loan Management Ltd.:
Series 10A-16, Class A1R, (3 mo. LIBOR US + 1.140%), 3.11%, 01/20/28(a)(b)		4,550	4,552,792
Series 14A-19, Class A1, (3 mo. LIBOR US + 1.270%), 3.54%, 07/25/30(a)(b)		1,300	1,296,469
ICG U.S. CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 1.140%), 3.11%, 10/19/28(a)(b)		5,420	5,400,689
Invitation Homes Trust:
Series 2018-SFR3, Class A, (1 mo. LIBOR US + 1.000%), 2.74%, 07/17/37(a)(b)		2,791	2,791,890

Security		Par (000)	Value
Invitation Homes Trust: (continued)
Series 2018-SFR3, Class E, (1 mo. LIBOR US + 2.000%), 3.74%, 07/17/37(a)(b)	USD	2,468	$2,475,941
Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, 6.53%, 09/25/37(b)(e)		541	536,289
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1, (1 mo. LIBOR US + 0.270%), 2.06%, 05/25/36(a)		1,170	1,122,277
Kayne CLO II Ltd.:
Series 2018-2A, Class A, (3 mo. LIBOR US + 1.240%), 3.24%, 10/15/31(a)(b)		500	497,062
Series 2018-2A, Class B, (3 mo. LIBOR US + 1.900%), 3.90%, 10/15/31(a)(b)		250	249,844
KKR CLO 16 Ltd., Series 16, Class A1R, (3 mo. LIBOR US + 1.250%), 3.22%, 01/20/29(a)(b)		7,421	7,420,681
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.070%), 3.04%, 01/20/31(a)(b)		8,120	8,094,136
LCM XX LP:
Series 20A, Class AR, (3 mo. LIBOR US + 1.040%), 3.01%, 10/20/27(a)(b)		3,740	3,744,760
Series 20A, Class BR, (3 mo. LIBOR US + 1.550%), 3.52%, 10/20/27(a)(b)		250	248,358
LCM XXI LP, Series 21A, Class AR, (3 mo. LIBOR US + 0.880%), 2.85%, 04/20/28(a)(b)		3,430	3,417,215
LCM XXIV Ltd., Series 24A, Class A, (3 mo. LIBOR US + 1.310%), 3.28%, 03/20/30(a)(b)		500	499,878
Legacy Mortgage Asset Trust:
Series 2019-GS2, Class A1, 3.75%, 01/25/59(b)(e)		2,531	2,554,001
Series 2019-SL2, Class A, 3.38%, 02/25/59(b)(c)(d)		9,583	9,632,294
Series 2019-SL2, Class B, 0.00%, 02/25/59(b)(c)		2,510	193,287
Series 2019-SL2, Class M, 4.25%, 02/25/59(b)(c)(d)		2,083	1,592,037
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 04/15/40(d)		4,830	5,182,762
Series 2002-A, Class C, 0.00%, 06/15/33		400	347,016
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.090%), 1.88%, 06/25/37(a)(b)		466	334,729
Lendmark Funding Trust, Series 2019-2A, Class A, 2.78%, 04/20/28(b)		12,230	12,188,774
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27(b)(c)		2,854	2,844,527
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (1 mo. LIBOR US + 1.130%), 2.87%, 05/15/28(a)(b)		2,510	2,508,981
Long Beach Mortgage Loan Trust:
Series 2006-10, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.95%, 11/25/36(a)		3,606	1,701,286
Series 2006-10, Class 2A4, (1 mo. LIBOR US + 0.220%), 2.01%, 11/25/36(a)		2,143	1,021,947
Series 2006-2, Class 1A, (1 mo. LIBOR US + 0.180%), 1.97%, 03/25/46(a)		6,611	5,310,263
Series 2006-4, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.95%, 05/25/36(a)		10,629	4,858,975
Series 2006-4, Class 2A4, (1 mo. LIBOR US + 0.260%), 2.05%, 05/25/36(a)		7,963	3,742,860
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.150%), 1.94%, 06/25/36(a)		3,916	2,080,722
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.95%, 08/25/36(a)		6,631	3,631,841
Series 2006-9, Class 2A2, (1 mo. LIBOR US + 0.110%), 1.90%, 10/25/36(a)		1,563	646,546

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Long Beach Mortgage Loan Trust: (continued)
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.95%, 10/25/36(a)	USD	9,953	$4,160,696
Series 2006-9, Class 2A4, (1 mo. LIBOR US + 0.230%), 2.02%, 10/25/36(a)		1,574	667,387
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 3.250%), 5.04%, 03/25/32(a)		1,270	1,288,575
Madison Park Funding X Ltd.:
Series 2012-10A, Class AR2, (3 mo. LIBOR US + 1.220%), 3.19%, 01/20/29(a)(b)		10,710	10,689,574
Series 2012-10A, Class BR2, (3 mo. LIBOR US + 1.800%), 3.77%, 01/20/29(a)(b)		250	250,011
Madison Park Funding XI Ltd., Series 2013-11A, Class AR, (3 mo. LIBOR US + 1.160%), 3.09%, 07/23/29(a)(b)		4,830	4,828,294
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (3 mo. LIBOR US + 0.950%), 2.92%, 04/19/30(a)(b)		7,780	7,741,117
Madison Park Funding XIX Ltd.:
Series 2015-19A, Class A1R, (3 mo. LIBOR US + 1.250%), 3.20%, 01/22/28(a)(b)		5,420	5,409,428
Series 2015-19A, Class A2R, (3 mo. LIBOR US + 1.750%), 3.70%, 01/22/28(a)(b)		1,000	997,316
Madison Park Funding XVI Ltd., Series 2015-16A, Class A2R, (3 mo. LIBOR US + 1.900%), 3.87%, 04/20/26(a)(b)		500	499,484
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (3 mo. LIBOR US + 1.190%), 3.16%, 10/21/30(a)(b)		14,970	14,979,392
Madison Park Funding XXIII Ltd., Series 2017-23A, Class A, (3 mo. LIBOR US + 1.210%), 3.15%, 07/27/30(a)(b)		250	249,125
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 1.200%), 3.13%, 07/29/30(a)(b)		11,115	11,089,644
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.180%), 3.18%, 12/18/30(a)(b)		2,000	1,987,795
Mariner CLO 5 Ltd., Series 2018-5A, Class A, (3 mo. LIBOR US + 1.110%), 3.05%, 04/25/31(a)(b)		3,550	3,537,212
Mariner CLO LLC, Series 2017-4A, Class A, (3 mo. LIBOR US + 1.210%), 3.15%, 10/26/29(a)(b)		1,800	1,801,071
Mariner Finance Issuance Trust:
Series 2019-AA, Class A, 2.96%, 07/20/32(b)		14,870	14,947,229
Series 2019-AA, Class B, 3.51%, 07/20/32(b)		2,420	2,424,096
Series 2019-AA, Class C, 4.01%, 07/20/32(b)		2,150	2,154,108
MASTR Asset-Backed Securities Trust:
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.260%), 2.05%, 06/25/36(a)(b)		1,690	1,496,313
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.280%), 2.07%, 05/25/37(a)		1,318	1,157,366
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.260%), 2.05%, 06/25/46(a)(b)		539	512,907

Security		Par (000)	Value
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.240%), 2.03%, 05/25/37(a)	USD	1,972	$1,465,952
Merrill Lynch Mortgage Investors Trust:
Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.260%), 2.05%, 08/25/37(a)		391	206,858
Series 2006-RM3, Class A2B, (1 mo. LIBOR US + 0.090%), 1.88%, 06/25/37(a)		945	276,322
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3 mo. LIBOR US + 0.970%), 2.94%, 04/21/31(a)(b)		2,020	1,991,054
Mill City Solar Loan Ltd., Series 2019-2GS, Class A, 3.69%, 07/20/43(b)		8,624	8,714,804
Morgan Stanley ABS Capital I, Inc. Trust:
Series 2005-HE1, Class A2MZ, (1 mo. LIBOR US + 0.600%), 2.39%, 12/25/34(a)		820	813,740
Series 2005-HE5, Class M4, (1 mo. LIBOR US + 0.870%), 2.66%, 09/25/35(a)		3,791	2,174,683
Series 2007-NC1, Class A1, (1 mo. LIBOR US + 0.130%), 1.92%, 11/25/36(a)		13,198	7,834,342
Morgan Stanley Mortgage Loan Trust, Series 2007-9SL, Class A, (1 mo. LIBOR US + 0.320%), 2.35%, 07/25/37(a)		1,183	1,128,948
Mosaic Solar Loan Trust:
Series 2018-2GS, Class A, 4.20%, 02/22/44(b)		792	820,395
Series 2019-2A, Class A, 2.88%, 09/20/40(b)		1,432	1,431,083
Mountain Hawk II CLO Ltd., Series 2013-2A, Class BR, (3 mo. LIBOR US + 1.600%), 3.57%, 07/20/24(a)(b)		4,047	4,048,880
MP CLO III Ltd., Series 2013-1A, Class AR, (3 mo. LIBOR US + 1.250%), 3.22%, 10/20/30(a)(b)		2,820	2,810,263
MP CLO VII Ltd., Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.080%), 3.08%, 10/18/28(a)(b)		490	489,763
MP CLO VIII Ltd.:
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.910%), 2.85%, 10/28/27(a)(b)		5,910	5,898,598
Series 2015-2A, Class BR, (3 mo. LIBOR US + 1.420%), 3.36%, 10/28/27(a)(b)		3,250	3,213,014
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3, (1 mo. LIBOR US + 0.180%), 1.97%, 06/25/37(a)		138	137,200
Navient Private Education Loan Trust, Series 2014-AA, Class B, 3.50%, 08/15/44(b)		6,000	6,069,339
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A, (3 mo. LIBOR US + 0.850%), 2.85%, 01/15/28(a)(b)		1,200	1,199,994
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class AR, (3 mo. LIBOR US + 0.800%), 2.80%, 01/15/28(a)(b)		1,000	998,651
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class BR, (3 mo. LIBOR US + 1.550%), 3.55%, 10/17/27(a)(b)		400	394,455
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class A, (3 mo. LIBOR US + 1.170%), 3.17%, 10/18/30(a)(b)		5,520	5,516,646
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.400%), 2.19%, 10/25/36(a)(b)		285	267,230

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oaktree CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.870%), 2.84%, 10/20/27(a)(b)	USD	500	$499,544
Oakwood Mortgage Investors, Inc.:
Series 2001-D, Class A2, 5.26%, 01/15/20(d)		735	524,344
Series 2001-D, Class A4, 6.93%, 09/15/31(d)		467	381,701
Series 2002-B, Class M1, 7.62%, 06/15/32(d)		4,434	3,768,168
OCP CLO Ltd.:
Series 2014-5A, Class A1R, (3 mo. LIBOR US + 1.080%), 3.02%, 04/26/31(a)(b)		660	655,127
Series 2014-7A, Class A2RR, (3 mo. LIBOR US + 1.650%), 3.62%, 07/20/29(a)(b)		750	738,659
Series 2015-10A, Class A1R, (3 mo. LIBOR US + 0.820%), 2.76%, 10/26/27(a)(b)		820	819,743
Series 2015-10A, Class BR, (3 mo. LIBOR US + 1.850%), 3.79%, 10/26/27(a)(b)		1,120	1,119,144
Series 2016-12A, Class A1R, (3 mo. LIBOR US + 1.120%), 3.12%, 10/18/28(a)(b)		7,806	7,817,890
Series 2016-12A, Class A2R, (3 mo. LIBOR US + 1.600%), 3.60%, 10/18/28(a)(b)		500	496,377
Series 2017-13A, Class A1A, (3 mo. LIBOR US + 1.260%), 3.26%, 07/15/30(a)(b)		9,170	9,170,217
Series 2017-14A, Class B, (3 mo. LIBOR US + 1.950%), 3.85%, 11/20/30(a)(b)		500	481,466
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.960%), 2.96%, 04/16/31(a)(b)		7,300	7,215,729
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.190%), 3.16%, 01/20/31(a)(b)		1,310	1,310,796
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.100%), 3.10%, 04/15/26(a)(b)		796	796,572
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.020%), 3.02%, 07/17/30(a)(b)		3,580	3,547,158
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.000%), 2.94%, 01/25/31(a)(b)		7,240	7,195,625
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.850%), 3.85%, 07/15/27(a)(b)		1,380	1,350,088
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, (3 mo. LIBOR US + 1.130%), 3.13%, 03/20/25(a)(b)		10,488	10,481,010
OFSI Fund VII Ltd., Series 2014-7A, Class AR, (3 mo. LIBOR US + 0.900%), 2.90%, 10/18/26(a)(b)		1,682	1,682,107
OHA Credit Partners IX Ltd., Series 2013-9A, Class DR, (3 mo. LIBOR US + 1.010%), 2.98%, 10/20/25(a)(b)		64	63,590
OHA Loan Funding Ltd.:
Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.040%), 2.95%, 05/23/31(a)(b)		5,315	5,292,853
Series 2016-1A, Class B1, (3 mo. LIBOR US + 1.800%), 3.77%, 01/20/28(a)(b)		300	298,936
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(b)		14,760	14,649,301

Security		Par (000)	Value
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-4, Class A2, (1 mo. LIBOR US + 0.640%), 2.43%, 07/25/33(a)	USD	878	$871,432
Option One Mortgage Loan Trust:
Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.140%), 1.93%, 02/25/37(a)		1,295	983,822
Series 2007-CP1, Class 2A3, (1 mo. LIBOR US + 0.210%), 2.00%, 03/25/37(a)		2,360	1,650,481
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(e)		2,787	2,675,494
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(e)		7,138	7,051,123
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(e)		11,995	12,080,294
Origen Manufactured Housing Contract Trust:
Series 2001-A, Class M1, 7.82%, 03/15/32(d)		1,516	1,519,921
Series 2007-B, Class A1, (1 mo. LIBOR US + 1.200%), 2.94%, 10/15/37(a)(b)(c)		2,047	2,041,310
Ownit Mortgage Loan Trust Series, Series 2006-2, Class A2C, 6.00%, 01/25/37(e)		1,990	1,909,175
OZLM Funding III Ltd., Series 2013-3A, Class BRR, (3 mo. LIBOR US + 2.700%), 4.57%, 01/22/29(a)(b)(c)		4,720	4,720,000
OZLM Funding IV Ltd.:
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.250%), 3.20%, 10/22/30(a)(b)		13,285	13,208,259
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.700%), 3.65%, 10/22/30(a)(b)		2,120	2,093,246
OZLM Funding Ltd., Series 2012-1A, Class A2R2, (3 mo. LIBOR US + 1.850%), 3.80%, 07/22/29(a)(b)		495	493,574
OZLM VIII Ltd., Series 2014-8A, Class BRR, (3 mo. LIBOR US + 2.200%), 4.20%, 10/17/29(a)(b)		1,160	1,122,008
OZLM XIV Ltd., Series 2015-14A, Class A2AR, (3 mo. LIBOR US + 1.700%), 4.00%, 01/15/29(a)(b)		5,770	5,747,651
OZLM XIX Ltd., Series 2017-19A, Class A1, (3 mo. LIBOR US + 1.220%), 3.21%, 11/22/30(a)(b)		2,160	2,150,871
OZLM XV Ltd.:
Series 2016-15A, Class A1, (3 mo. LIBOR US + 1.490%), 3.46%, 01/20/29(a)(b)		4,740	4,740,507
Series 2016-15A, Class A2A, (3 mo. LIBOR US + 2.100%), 4.07%, 01/20/29(a)(b)		1,940	1,932,622
OZLM XXI Ltd., Series 2017-21A, Class B, (3 mo. LIBOR US + 1.900%), 3.87%, 01/20/31(a)(b)		930	896,470
OZLM XXIV Ltd., Series 2019-24A, Class A2A, (3 mo. LIBOR US + 2.250%), 4.41%, 07/20/32(a)(b)		750	746,186
Palmer Square CLO Ltd.:
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.130%), 3.13%, 01/17/31(a)(b)		4,548	4,539,178
Series 2015-1A, Class A1R2, (3 mo. LIBOR US + 1.220%), 3.12%, 05/21/29(a)(b)		10,965	10,957,243
Series 2015-1A, Class A2R2, (3 mo. LIBOR US + 1.650%), 3.55%, 05/21/29(a)(b)		2,460	2,451,948

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Palmer Square CLO Ltd.: (continued)
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.030%), 3.03%, 04/18/31(a)(b)	USD	3,360	$3,323,884
Series 2018-2A, Class A1A, (3 mo. LIBOR US + 1.100%), 3.10%, 07/16/31(a)(b)		4,820	4,805,677
Series 2018-3A, Class A2, (3 mo. LIBOR US + 1.350%), 3.26%, 08/15/26(a)(b)		3,323	3,303,789
Palmer Square Loan Funding Ltd.:
Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.300%), 3.30%, 10/15/25(a)(b)		6,400	6,370,967
Series 2019-3A, Class A2, (3 mo. LIBOR US + 1.600%), 3.50%, 08/20/27(a)(b)		2,110	2,104,272
Parallel Ltd.:
Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.850%), 2.82%, 07/20/27(a)(b)		3,990	3,982,780
Series 2015-1A, Class C1R, (3 mo. LIBOR US + 1.750%), 3.72%, 07/20/27(a)(b)		1,150	1,116,918
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.700%), 3.67%, 07/20/29(a)(b)		953	946,253
Park Avenue Institutional Advisers CLO Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.220%), 3.13%, 11/14/29(a)(b)		6,970	6,972,304
Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.700%), 3.61%, 11/14/29(a)(b)		2,940	2,920,130
Progress Residential Trust:
Series 2015-SFR3, Class F, 6.64%, 11/12/32(b)		500	499,385
Series 2017-SFR1, Class A, 2.77%, 08/17/34(b)		2,640	2,643,440
Series 2018-SFR1, Class F, 4.78%, 03/17/35(b)		1,620	1,649,358
Series 2018-SFR2, Class F, 4.95%, 08/17/35(b)		1,030	1,049,352
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, (3 mo. LIBOR US + 1.210%), 3.21%, 10/15/30(a)(b)		3,730	3,717,525
Race Point X CLO Ltd., Series 2016-10A, Class A1R, (3 mo. LIBOR US + 1.100%), 3.04%, 07/25/31(a)(b)		5,550	5,522,528
Regatta Funding LP, Series 2013-2A, Class A1R2, (3 mo. LIBOR US + 1.250%), 3.25%, 01/15/29(a)(b)		1,300	1,301,657
Regatta VI Funding Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.080%), 3.05%, 07/20/28(a)(b)		10,290	10,287,448
Regional Management Issuance Trust, Series 2019-1, Class A, 3.05%, 11/15/28(b)		12,820	12,831,721
Republic FInance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27(b)		14,870	14,844,422
Riserva CLO Ltd., Series 2016-3A, Class AR, (3 mo. LIBOR US + 1.140%), 3.14%, 10/18/28(a)(b)		4,670	4,672,049
Rockford Tower CLO Ltd.:
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.370%), 3.37%, 04/15/29(a)(b)		9,130	9,133,248
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.800%), 3.80%, 04/15/29(a)(b)		3,870	3,871,638
Series 2017-2A, Class B, (3 mo. LIBOR US + 1.750%), 3.75%, 10/15/29(a)(b)		6,049	6,031,347
Series 2017-2A, Class C, (3 mo. LIBOR US + 2.300%), 4.30%, 10/15/29(a)(b)		940	921,852
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.190%), 3.16%, 10/20/30(a)(b)		9,076	9,063,039
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.030%), 3.00%, 04/20/31(a)(b)		2,910	2,875,827

Security		Par (000)	Value
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.090%), 3.09%, 01/15/30(a)(b)	USD	2,020	$2,003,941
RR 6 Ltd., Series 2019-6A, Class A1A, (3 mo. LIBOR US + 1.250%), 3.25%, 04/15/30(a)(b)		9,840	9,811,359
SACO I Trust, Series 2006-9, Class A1, (1 mo. LIBOR US + 0.300%), 2.09%, 08/25/36(a)		342	336,146
Securitized Asset-Backed Receivables LLC Trust:
Series 2006-WM4, Class A1, (1 mo. LIBOR US + 0.190%), 1.98%, 11/25/36(a)(b)		2,818	1,642,208
Series 2006-WM4, Class A2A, (1 mo. LIBOR US + 0.080%), 1.87%, 11/25/36(a)		1,366	506,826
Series 2006-WM4, Class A2C, (1 mo. LIBOR US + 0.160%), 1.95%, 11/25/36(a)		4,092	1,541,408
Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, (1 mo. LIBOR US + 0.350%), 2.14%, 04/25/37(a)(b)		593	587,326
Seneca Park CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.120%), 3.12%, 07/17/26(a)(b)		131	131,122
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1 mo. LIBOR US + 0.160%), 1.95%, 07/25/36(a)		970	291,106
Silver Creek CLO Ltd.:
Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.240%), 3.21%, 07/20/30(a)(b)		3,920	3,929,416
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.300%), 4.27%, 07/20/30(a)(b)		500	490,735
SLM Private Credit Student Loan Trust:
Series 2004-A, Class A3, (3 mo. LIBOR US + 0.400%), 2.29%, 06/15/33(a)		2,019	2,000,543
Series 2004-B, Class A3, (3 mo. LIBOR US + 0.330%), 2.22%, 03/15/24(a)		7,835	7,795,723
Series 2006-B, Class A5, (3 mo. LIBOR US + 0.270%), 2.16%, 12/15/39(a)		518	502,893
SMB Private Education Loan Trust, Series 2015-B, Class B, 3.50%, 12/17/40(b)		2,480	2,491,432
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.070%), 3.01%, 01/26/31(a)(b)		500	491,873
Sound Point CLO XI Ltd., Series 2016-1A, Class CR, (3 mo. LIBOR US + 2.250%), 4.22%, 07/20/28(a)(b)		440	431,493
Sound Point CLO XIV Ltd.:
Series 2016-3A, Class AR, (3 mo. LIBOR US + 1.150%), 3.08%, 01/23/29(a)(b)		9,440	9,437,037
Series 2016-3A, Class C, (3 mo. LIBOR US + 2.650%), 4.58%, 01/23/29(a)(b)		1,000	986,737
Sound Point CLO XV Ltd., Series 2017-1A, Class AR, (3 mo. LIBOR US + 1.150%), 3.08%, 01/23/29(a)(b)		1,720	1,719,712
Sound Point CLO XVIII Ltd., Series 2017-4A, Class B, (3 mo. LIBOR US + 1.800%), 3.77%, 01/21/31(a)(b)		500	473,898
Sound Point CLO XXIII, Series 2019-2A, Class A1, (3 mo. LIBOR US + 1.400%), 3.40%, 04/15/32(a)(b)		19,610	19,519,610
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.795%), 2.59%, 01/25/35(a)		50	48,822
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.250%), 3.25%, 01/15/30(a)(b)		4,140	4,132,141

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.800%), 3.80%, 01/15/30(a)(b)	USD	1,630	$1,566,269
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31(b)		285	283,879
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, (1 mo. LIBOR US + 0.300%), 2.09%, 01/25/35(a)		443	438,534
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 mo. LIBOR US + 0.880%), 2.88%, 04/15/28(a)(b)		3,620	3,613,080
Symphony CLO XVIII Ltd.:
Series 2016-18A, Class AR, (3 mo. LIBOR US + 1.150%), 3.08%, 01/23/28(a)(b)		4,140	4,145,331
Series 2016-18A, Class B, (3 mo. LIBOR US + 1.800%), 3.73%, 01/23/28(a)(b)		300	300,019
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.200%), 3.10%, 11/17/30(a)(b)		3,290	3,291,697
Thacher Park CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.160%), 3.13%, 10/20/26(a)(b)		269	268,520
THL Credit Wind River CLO Ltd.:
Series 2012-1A, Class BR2, (3 mo. LIBOR US + 1.450%), 3.45%, 01/15/26(a)(b)		920	915,486
Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.050%), 3.04%, 07/15/28(a)(b)		4,880	4,881,243
TIAA CLO II Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.280%), 3.25%, 04/20/29(a)(b)		2,340	2,341,572
TIAA CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.150%), 3.15%, 01/16/31(a)(b)		1,467	1,457,679
TICP CLO I Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.800%), 2.77%, 07/20/27(a)(b)		995	994,599
TICP CLO VI Ltd.:
Series 2016-6A, Class AR, (3 mo. LIBOR US + 1.200%), 3.20%, 01/15/29(a)(b)		1,490	1,493,209
Series 2016-6A, Class BR, (3 mo. LIBOR US + 1.700%), 3.70%, 01/15/29(a)(b)		5,360	5,327,353
Towd Point Mortgage Trust:
Series 2019-SJ2, Class A2, 4.25%, 11/25/58(b)(d)		3,280	3,363,975
Series 2019-SJ2, Class M1, 4.50%, 11/25/58(b)(d)		8,260	8,554,584
Trestles CLO Ltd., Series 2017-1A, Class A1A, (3 mo. LIBOR US + 1.290%), 3.23%, 07/25/29(a)(b)		250	250,903
Tricon American Homes Trust:
Series 2017-SFR2, Class F, 5.10%, 01/17/36(b)		2,010	2,077,684
Series 2018-SFR1, Class E, 4.56%, 05/17/37(b)		890	925,345
Series 2018-SFR1, Class F, 4.96%, 05/17/37(b)		610	635,993
Venture CLO Ltd.:
Series 2018-32A, Class A2A, (3 mo. LIBOR US + 1.070%), 3.07%, 07/18/31(a)(b)		1,480	1,470,826
Series 2018-35A, Class AS, (3 mo. LIBOR US + 1.150%), 3.10%, 10/22/31(a)(b)		2,810	2,800,404
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (3 mo. LIBOR US + 1.220%), 3.22%, 10/15/29(a)(b)		9,820	9,850,337

Security		Par (000)	Value
Venture XXIV CLO Ltd., Series 2016-24A, Class AR, (3 mo. LIBOR US + 1.180%), 3.15%, 10/20/28(a)(b)	USD	3,300	$3,295,881
Vericrest Opportunity Loan Trust, Series 2019-NPL2, Class A1, 3.97%, 02/25/49(b)(e)		1,370	1,373,971
Vibrant CLO VII Ltd., Series 2017-7A, Class A1, (3 mo. LIBOR US + 1.270%), 3.24%, 09/15/30(a)(b)		1,750	1,741,558
Voya CLO Ltd.:
Series 2015-2A, Class BR, (3 mo. LIBOR US + 1.500%), 3.43%, 07/23/27(a)(b)		780	771,675
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.130%), 3.13%, 10/15/30(a)(b)		6,640	6,622,724
Series 2019-1A, Class A, (3 mo. LIBOR US + 1.170%), 3.17%, 04/15/29(a)(b)		10,580	10,564,501
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, (1 mo. LIBOR US + 0.130%), 1.92%, 07/25/37(a)(b)		1,676	1,598,905
Washington Mutual Asset-Backed Certificates Trust:
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.180%), 1.97%, 09/25/36(a)		5,249	2,406,964
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.155%), 1.95%, 10/25/36(a)		2,042	1,667,460
Series 2007-HE2, Class 2A3, (1 mo. LIBOR US + 0.250%), 2.04%, 04/25/37(a)		9,452	4,890,654
Series 2007-HE2, Class 2A4, (1 mo. LIBOR US + 0.360%), 2.15%, 04/25/37(a)		1,016	534,772
Wellfleet CLO Ltd.:
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 1.150%), 3.12%, 04/20/29(a)(b)		3,750	3,748,106
Series 2017-3A, Class B, (3 mo. LIBOR US + 1.950%), 3.95%, 01/17/31(a)(b)		750	694,985
Westcott Park CLO Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.210%), 3.18%, 07/20/28(a)(b)		5,610	5,604,106
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.400%), 2.19%, 06/25/37(a)(b)		2,523	1,039,462
York CLO-3 Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.750%), 3.72%, 10/20/29(a)(b)		3,380	3,357,047
York CLO-4 Ltd., Series 2016-2A, Class A, (3 mo. LIBOR US + 1.630%), 3.60%, 01/20/30(a)(b)		3,380	3,378,044

Total Asset-Backed Securities — 9.7% (Cost: $1,660,670,881)			1,645,475,884

		Shares

Common Stocks — 0.3%

Banks — 0.0%
Bank of America Corp.		22,950	808,299
Citigroup, Inc.		10,050	802,894
JPMorgan Chase & Co.		5,850	815,490

			2,426,683

Capital Markets — 0.0%
Morgan Stanley		15,900	812,808

Diversified Financial Services — 0.0%
Pure Acquisition Corp.(f)(g)		900	9,342

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Shares	Value

Diversified Telecommunication Services — 0.0%
Intelsat SA(f)		35,775	$251,498

Energy Equipment & Services — 0.0%
Bristow Group, Inc.(c)(f)		21,254	588,311
Bristow Group, Inc.(c)(f)		6,387	176,792
Vantage Drilling Co.(f)		311,000	3,017

			768,120

Entertainment — 0.0%
Sciplay Corp.(f)		43,008	528,568

Equity Real Estate Investment Trusts (REITs) — 0.1%
Gaming and Leisure Properties, Inc.		67,680	2,913,624
MGM Growth Properties LLC, Class A		99,096	3,069,003
VICI Properties, Inc.		106,956	2,732,726

			8,715,353

Food Products — 0.0%
Tyson Foods, Inc.		18,906	1,721,202

Health Care Providers & Services — 0.0%
HCA Healthcare, Inc.		22,414	3,313,013

Hotels, Restaurants & Leisure — 0.1%
Eldorado Resorts, Inc.(f)		106,402	6,345,815
Everi Holdings, Inc.(f)		73,000	980,390
Golden Entertainment, Inc.(f)		35,439	681,138
Target Hospitality Corp.(f)		236,970	1,184,850

			9,192,193

Household Durables — 0.0%
Century Communities, Inc.(f)		127,620	3,490,407
M/I Homes, Inc.(f)		17,112	673,357
Taylor Morrison Home Corp.(f)		106,945	2,337,818
William Lyon Homes, Class A(f)		93,411	1,866,352

			8,367,934

Independent Power and Renewable Electricity Producers — 0.0%
Vistra Energy Corp.		23,312	535,943

Media — 0.0%
Altice USA, Inc., Class A(f)		141,942	3,880,694

Metals & Mining — 0.0%
Northern Graphite Corp.(f)		99,612	9,205

Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp.(f)		1,656,728	1,367,795
Rattler Midstream LP		214,106	3,808,946
Sunoco LP		166,846	5,105,488

			10,282,229

Real Estate Management & Development — 0.0%
Forestar Group, Inc.(f)		50,609	1,055,198

Specialty Retail — 0.0%
Party City Holdco, Inc.(f)		17,117	40,054

Total Common Stocks — 0.3% (Cost: $48,277,223)			51,910,037

		Par (000)

Corporate Bonds — 33.0%

Aerospace & Defense — 1.2%
Arconic, Inc., 5.40%, 04/15/21	USD	312	321,652
BAE Systems Holdings, Inc.:
3.80%, 10/07/24(b)		2,488	2,630,892
3.85%, 12/15/25(b)		10,355	10,992,103
4.75%, 10/07/44(b)		259	294,825
Boeing Co.:
3.25%, 02/01/35		2,068	2,116,521
3.38%, 06/15/46		567	554,138

Security		Par (000)	Value

Aerospace & Defense (continued)
Boeing Co.: (continued)
3.83%, 03/01/59	USD	775	$810,309
General Dynamics Corp., 3.75%, 05/15/28		3,603	3,967,265
L3 Technologies, Inc., 4.95%, 02/15/21		250	255,418
L3Harris Technologies, Inc.:
3.85%, 06/15/23(b)		16,190	17,045,548
3.83%, 04/27/25		49	52,295
3.85%, 12/15/26(b)		10,802	11,591,986
4.40%, 06/15/28		12,662	14,116,968
4.40%, 06/15/28(b)		4,650	5,184,323
4.85%, 04/27/35		77	90,907
6.15%, 12/15/40		80	106,476
5.05%, 04/27/45		480	592,209
Lockheed Martin Corp.:
3.60%, 03/01/35		14,170	15,495,333
4.07%, 12/15/42		304	347,164
Northrop Grumman Corp.:
3.50%, 03/15/21		180	183,470
2.55%, 10/15/22		1,262	1,281,132
2.93%, 01/15/25		10,552	10,881,219
3.25%, 01/15/28		14,785	15,430,648
Raytheon Co.:
7.20%, 08/15/27		2,353	3,089,694
7.00%, 11/01/28		7,205	9,543,849
4.20%, 12/15/44		1,922	2,239,415
Textron, Inc.:
3.65%, 03/15/27		2,985	3,104,071
3.90%, 09/17/29		8,086	8,640,276
TransDigm, Inc.:
6.25%, 03/15/26(b)		11,502	12,452,180
6.38%, 06/15/26		2,710	2,874,253
7.50%, 03/15/27		1,596	1,745,705
5.50%, 11/15/27(b)		7,987	8,076,694
United Technologies Corp.:
3.35%, 08/16/21		358	366,591
1.95%, 11/01/21		13,880	13,910,277
2.30%, 05/04/22		33	33,277
4.13%, 11/16/28		15,595	17,545,842
5.40%, 05/01/35		2,386	3,066,230

			201,031,155

Air Freight & Logistics — 0.1%
FedEx Corp.:
3.90%, 02/01/35		1,939	1,976,693
3.88%, 08/01/42		5,573	5,376,371
5.10%, 01/15/44		632	693,668
4.40%, 01/15/47		63	63,290
GLP China Holdings Ltd., 4.97%, 02/26/24		925	976,742
United Parcel Service, Inc.:
3.40%, 03/15/29		6,240	6,703,765
2.50%, 09/01/29		4,006	3,997,033
6.20%, 01/15/38		178	247,974
3.75%, 11/15/47		143	154,107
XPO Logistics, Inc., 6.50%, 06/15/22(b)		100	101,900

			20,291,543

Airlines — 0.7%
Air Canada Pass-Through Trust:
Series 2015, Class 2B, 5.00%, 06/15/25(b)		1,333	1,386,430
Series 2017-1, Class B, 3.70%, 07/15/27(b)		23	22,497
Series 2017, Class 1AA, 3.30%, 07/15/31(b)		2,086	2,126,828
American Airlines Group, Inc., 4.63%, 03/01/20(b)		3,144	3,148,936
American Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.38%, 04/01/24		71	72,893
Series 2015-1, Class B, 3.70%, 11/01/24		717	722,492
Series 2015-2, Class B, 4.40%, 03/22/25		6,244	6,468,173
Series 2016-1, Class B, 5.25%, 07/15/25		4,196	4,438,469
Series 2019-1, Class B, 4.00%, 12/15/25(c)		2,006	2,021,045
Series 2017-1, Class B, 4.95%, 08/15/26		1,469	1,551,418

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Airlines (continued)
American Airlines Pass-Through Trust: (continued)
Series 2017-2, Class B, 3.70%, 04/15/27	USD	1,603	$1,620,816
Series 2016-3, Class B, 3.75%, 04/15/27		78	79,089
Series 2019-1, Class A, 3.50%, 12/15/27(c)		5,099	5,188,233
Series 2015-2, Class AA, 3.60%, 03/22/29		1,096	1,156,486
Series 2019-1, Class B, 3.85%, 08/15/29		5,695	5,787,290
Series 2016-2, Class AA, 3.20%, 12/15/29		1,943	1,998,336
Series 2016-3, Class AA, 3.00%, 04/15/30		4,378	4,462,381
Series 2017-1, Class AA, 3.65%, 08/15/30		1,532	1,614,358
Series 2017-2, Class AA, 3.35%, 04/15/31		1,901	1,940,012
Series 2019-1, Class AA, 3.15%, 08/15/33		5,280	5,428,999
American Airlines, Inc.:
Series 2019-1C, 4.13%, 06/15/22(c)		15,927	15,927,000
Series 2011-1B, 4.87%, 04/22/25(c)		1,211	1,253,553
ANA Holdings, Inc., 0.00%, 09/16/22(h)(i)	JPY	10,000	91,428
Avianca Holdings SA, 8.38%, 05/10/20(b)	USD	383	364,329
Continental Airlines Pass-Through Trust, Series 2012, Class B, 6.25%, 10/11/21		26	25,798
Delta Air Lines Pass-Through Trust, Series 2019-1, Class 1AA, 3.20%, 10/25/25		4,265	4,436,677
Delta Air Lines, Inc., 2.88%, 03/13/20		26,462	26,466,111
Gol Finance, Inc., 7.00%, 01/31/25(b)		1,256	1,293,680
Sun Country Airlines:
Series 2019-1C, 7.00%, 12/15/23		2,440	2,440,000
Series 2019-1B, 4.70%, 12/15/25		2,440	2,440,000
Transportes Aereos Portugueses SA, 5.63%, 12/02/24(b)	EUR	1,600	1,783,506
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 09/15/28(b)	USD	1,452	1,361,612
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 10/11/23		394	406,682
Series 2014-2, Class B, 4.63%, 03/03/24		488	502,677
Series 2016-2, Class B, 3.65%, 04/07/27		253	256,296
Series 2016-1, Class B, 3.65%, 07/07/27		479	486,994
Series 2018-1, Class B, 4.60%, 09/01/27		2,113	2,185,482
Series 2015-1, Class AA, 3.45%, 06/01/29		752	785,914
Series 2019-2, Class B, 3.50%, 11/01/29		4,946	4,995,662
Series 2016-1, Class AA, 3.10%, 01/07/30		291	297,878
Series 2016-2, Class AA, 2.88%, 04/07/30		1,866	1,890,086
Series 2018-1, Class AA, 3.50%, 09/01/31		1,283	1,322,247
Series 2019-2, Class AA, 2.70%, 11/01/33		3,365	3,378,098
US Airways Pass-Through Trust:
Series 2012-2, Class B, 6.75%, 12/03/22		142	148,622
Series 2013-1, Class B, 5.38%, 05/15/23		549	571,639

			126,347,152

Auto Components — 0.0%
American Axle & Manufacturing, Inc., 6.25%, 04/01/25		1,860	1,936,725
Aptiv PLC, 5.40%, 03/15/49		325	369,243
Lear Corp., 5.25%, 05/15/49		355	368,556

			2,674,524

Automobiles — 0.3%
BMW US Capital LLC, 2.80%, 04/11/26(b)		2,019	2,050,457
Daimler Finance North America LLC:
3.10%, 05/04/20(b)		10,030	10,063,028
2.30%, 02/12/21(b)		9,005	9,022,025
3.35%, 05/04/21(b)		13,377	13,585,681
3.75%, 11/05/21(b)		760	781,235
General Motors Co.:
6.60%, 04/01/36		4,598	5,427,021
6.25%, 10/02/43		2,767	3,108,824
Toyota Motor Corp., 2.76%, 07/02/29		175	179,572
Volkswagen Group of America Finance LLC, 4.75%, 11/13/28(b)		900	1,014,487

			45,232,330

Security		Par (000)	Value

Banks — 6.6%
ABN AMRO Bank NV, 2.65%, 01/19/21(b)	USD	8,140	$8,188,840
Australia & New Zealand Banking Group Ltd.:
2.55%, 11/23/21		1,361	1,377,180
2.63%, 11/09/22		1,075	1,094,895
Banco Espirito Santo SA:
2.63%, 05/08/17(f)(j)	EUR	400	76,276
4.75%, 01/15/18(f)(j)		2,200	419,518
4.00%, 01/21/19(f)(j)		6,300	1,201,346
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(b)	USD	1,709	1,713,272
Banco Santander SA:
3.85%, 04/12/23		1,600	1,669,159
2.71%, 06/27/24		6,200	6,288,295
3.31%, 06/27/29		6,800	7,008,341
Banco Votorantim SA:
4.00%, 09/24/22(b)		2,516	2,564,747
4.50%, 09/24/24(b)		2,196	2,259,135
Bangkok Bank PCL, (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.900%), 3.73%, 09/25/34(k)		2,075	2,098,344
Bank of America Corp.:
2.63%, 10/19/20		5,775	5,808,060
2.63%, 04/19/21		12	12,110
(3 mo. LIBOR US + 0.660%), 2.37%, 07/21/21(k)		14,085	14,113,938
(3 mo. LIBOR US + 0.630%), 2.33%, 10/01/21(k)		37,283	37,389,230
(3 mo. LIBOR US + 0.370%), 2.74%, 01/23/22(k)		83	83,604
(3 mo. LIBOR US + 0.630%), 3.50%, 05/17/22(k)		8,468	8,638,129
2.50%, 10/21/22		403	406,923
3.30%, 01/11/23		437	451,806
(3 mo. LIBOR US + 1.160%), 3.12%, 01/20/23(k)		71	72,387
(3 mo. LIBOR US + 1.021%), 2.88%, 04/24/23(k)		428	435,201
(3 mo. LIBOR US + 0.930%), 2.82%, 07/21/23(k)		5,880	5,974,049
4.10%, 07/24/23		1,215	1,296,032
(3 mo. LIBOR US + 0.790%), 3.00%, 12/20/23(k)		1	1,023
4.13%, 01/22/24		217	233,261
(3 mo. LIBOR US + 0.780%), 3.55%, 03/05/24(k)		733	760,747
4.00%, 04/01/24		1,332	1,426,683
4.20%, 08/26/24		3,774	4,052,575
4.00%, 01/22/25		243	259,207
(3 mo. LIBOR US + 0.970%), 3.46%, 03/15/25(k)		5,234	5,465,794
3.95%, 04/21/25		5,818	6,213,372
3.88%, 08/01/25		60	64,474
(3 mo. LIBOR US + 1.090%), 3.09%, 10/01/25(k)		264	272,473
4.45%, 03/03/26		9,291	10,204,392
4.25%, 10/22/26		7	7,636
(3 mo. LIBOR US + 1.060%), 3.56%, 04/23/27(k)		8,514	8,999,753
(3 mo. LIBOR US + 1.575%), 3.82%, 01/20/28(k)		17,276	18,549,298
(3 mo. LIBOR US + 1.512%), 3.71%, 04/24/28(k)		24,811	26,529,287
(3 mo. LIBOR US + 1.370%), 3.59%, 07/21/28(k)		188	199,295
(3 mo. LIBOR US + 1.040%), 3.42%, 12/20/28(k)		38,606	40,541,850

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Bank of America Corp.: (continued)
(3 mo. LIBOR US + 1.070%), 3.97%, 03/05/29(k)	USD	9,392	$10,235,143
(3 mo. LIBOR US + 1.310%), 4.27%, 07/23/29(k)		2,256	2,507,578
(3 mo. LIBOR US + 1.210%), 3.97%, 02/07/30(k)		3,283	3,604,301
6.11%, 01/29/37		150	202,759
4.75%, 04/21/45		84	104,103
Bank of Montreal:
3.10%, 07/13/20		185	186,281
3.10%, 04/13/21		1,274	1,294,808
1.90%, 08/27/21		281	281,530
2.90%, 03/26/22		2,012	2,051,404
2.55%, 11/06/22		186	189,709
3.30%, 02/05/24		385	401,325
2.50%, 06/28/24		1,387	1,404,197
Barclays PLC:
(3 mo. LIBOR US + 1.610%), 3.93%, 05/07/25(k)		1,650	1,734,562
4.38%, 01/12/26		2,390	2,581,917
(3 mo. LIBOR US + 1.902%), 4.97%, 05/16/29(k)		8,675	9,782,022
BBVA Bancomer SA, (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 4.308%), 5.88%, 09/13/34(b)(k)		3,089	3,243,450
BNP Paribas SA:
5.00%, 01/15/21		1,240	1,279,336
3.50%, 03/01/23(b)		7,725	7,994,413
3.38%, 01/09/25(b)		2,338	2,428,331
(3 mo. LIBOR US + 2.235%), 4.71%, 01/10/25(b)(k)		10,062	10,902,655
BPCE SA:
3.00%, 05/22/22(b)		2,017	2,052,491
2.70%, 10/01/29(b)		10,469	10,392,782
Citibank NA:
3.40%, 07/23/21		10,990	11,226,009
(3 mo. LIBOR US + 0.530%), 3.17%, 02/19/22(k)		2,510	2,541,798
3.65%, 01/23/24		36,575	38,719,708
Citigroup, Inc.:
2.75%, 04/25/22		62	62,993
4.05%, 07/30/22		27	28,219
(3 mo. LIBOR US + 1.023%), 4.04%, 06/01/24(k)		1,320	1,396,462
(3 mo. LIBOR US + 0.897%), 3.35%, 04/24/25(k)		858	893,011
4.40%, 06/10/25		5,024	5,461,546
5.50%, 09/13/25		678	775,286
3.20%, 10/21/26		282	292,600
4.45%, 09/29/27		5,970	6,577,635
(3 mo. LIBOR US + 1.563%), 3.89%, 01/10/28(k)		12,302	13,258,013
(3 mo. LIBOR US + 1.390%), 3.67%, 07/24/28(k)		25,372	27,050,167
(3 mo. LIBOR US + 1.151%), 3.52%, 10/27/28(k)		1,793	1,887,844
8.13%, 07/15/39		208	347,247
4.65%, 07/23/48		156	195,130
Citizens Bank N.A., 2.25%, 03/02/20		14,776	14,777,130
Danske Bank A/S:
5.00%, 01/12/22(b)		7,645	8,030,252
(3 mo. LIBOR US + 1.249%), 3.00%, 09/20/22(b)(k)		4,750	4,792,105
3.88%, 09/12/23(b)		1,060	1,100,788

Security		Par (000)	Value

Banks (continued)
Danske Bank A/S: (continued)
5.38%, 01/12/24(b)	USD	12,770	$13,978,476
(3 mo. LIBOR US + 1.591%), 3.24%, 12/20/25(b)(k)		870	880,525
Fifth Third Bancorp, 3.65%, 01/25/24		2,460	2,596,575
HSBC Holdings PLC:
5.10%, 04/05/21		5,085	5,273,945
(3 mo. LIBOR US + 0.987%), 3.95%, 05/18/24(k)		1,875	1,972,799
(3 mo. LIBOR US + 1.211%), 3.80%, 03/11/25(k)		2,627	2,757,840
(3 mo. LIBOR US + 1.348%), 4.29%, 09/12/26(k)		1,554	1,680,535
(3 mo. LIBOR US + 1.546%), 4.04%, 03/13/28(k)		16,668	17,834,232
(3 mo. LIBOR US + 1.535%), 4.58%, 06/19/29(k)		400	447,297
HSBC USA, Inc., 2.35%, 03/05/20		18,862	18,871,635
Huntington National Bank, 3.25%, 05/14/21		3,780	3,844,038
ING Groep NV:
4.10%, 10/02/23		16,296	17,327,567
3.55%, 04/09/24		7,129	7,461,609
4.63%, 01/06/26(b)		3,370	3,748,822
Intesa Sanpaolo SpA, 6.50%, 02/24/21(b)		3,034	3,169,425
JPMorgan Chase & Co.:
4.25%, 10/15/20		330	335,865
2.55%, 03/01/21		7,997	8,058,856
4.63%, 05/10/21		5,262	5,445,924
2.40%, 06/07/21		67	67,442
4.35%, 08/15/21		184	191,088
(3 mo. LIBOR US + 0.610%), 3.51%, 06/18/22(k)		7,265	7,422,351
2.97%, 01/15/23		4,619	4,706,433
3.20%, 01/25/23		1,190	1,228,132
(3 mo. LIBOR US + 0.695%), 3.21%, 04/01/23(k)		26,510	27,142,189
(3 mo. LIBOR US + 0.935%), 2.78%, 04/25/23(k)		2,554	2,594,329
3.38%, 05/01/23		199	206,798
2.70%, 05/18/23		7,711	7,851,303
3.88%, 02/01/24		260	277,520
(3 mo. LIBOR US + 0.730%), 3.56%, 04/23/24(k)		3,590	3,741,100
(3 mo. LIBOR US + 0.890%), 3.80%, 07/23/24(k)		14,781	15,579,907
3.88%, 09/10/24		2,144	2,295,312
(3 mo. LIBOR US + 1.000%), 4.02%, 12/05/24(k)		22,340	23,824,989
3.13%, 01/23/25		765	798,382
(3 mo. LIBOR US + 1.155%), 3.22%, 03/01/25(k)		10,757	11,152,634
3.90%, 07/15/25		169	182,533
(Secured Overnight Financing Rate + 1.160%), 2.30%, 10/15/25(k)		6,810	6,802,321
3.20%, 06/15/26		240	250,758
(3 mo. LIBOR US + 1.245%), 3.96%, 01/29/27(k)		1,450	1,573,728
4.25%, 10/01/27		640	708,596
(3 mo. LIBOR US + 1.337%), 3.78%, 02/01/28(k)		32,987	35,572,683
(3 mo. LIBOR US + 1.380%), 3.54%, 05/01/28(k)		38,796	41,221,692
(3 mo. LIBOR US + 0.945%), 3.51%, 01/23/29(k)		2,232	2,372,426

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
JPMorgan Chase & Co.: (continued)
(3 mo. LIBOR US + 1.260%), 4.20%, 07/23/29(k)	USD	3,556	$3,969,527
(3 mo. LIBOR US + 1.160%), 3.70%, 05/06/30(k)		6,870	7,401,611
(3 mo. LIBOR US + 1.360%), 3.88%, 07/24/38(k)		1,912	2,116,458
Kasikornbank PCL, (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 3.34%, 10/02/31(k)		1,740	1,745,438
KeyBank NA:
3.35%, 06/15/21		1,500	1,532,420
2.30%, 09/14/22		745	753,273
Keycorp, 4.15%, 10/29/25		803	880,654
KeyCorp.:
4.10%, 04/30/28		162	177,669
2.55%, 10/01/29		99	96,815
Lloyds Banking Group PLC:
4.05%, 08/16/23		901	955,395
3.90%, 03/12/24		4,096	4,325,474
3.75%, 01/11/27		5,097	5,361,221
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21		1,810	1,852,593
3.00%, 02/22/22		3,776	3,848,617
2.62%, 07/18/22		1,633	1,655,327
2.67%, 07/25/22		540	548,001
3.46%, 03/02/23		28,006	28,985,457
3.76%, 07/26/23		9,509	10,017,525
3.41%, 03/07/24		546	569,395
3.78%, 03/02/25		33	35,257
3.29%, 07/25/27		359	374,240
3.20%, 07/18/29		770	798,144
Mizuho Financial Group, Inc.:
2.63%, 04/12/21(b)		7,490	7,552,803
2.27%, 09/13/21		5,639	5,662,126
2.95%, 02/28/22		33,115	33,721,821
(3 mo. LIBOR US + 0.980%), 2.84%, 07/16/25(k)		797	807,110
(3 mo. LIBOR US + 1.100%), 2.56%, 09/13/25(k)		9,080	9,082,622
3.66%, 02/28/27		352	373,955
(3 mo. LIBOR US + 1.310%), 2.87%, 09/13/30(k)		4,826	4,822,030
Nordea Bank Abp, 2.13%, 05/29/20(b)		9,883	9,886,424
Royal Bank of Scotland Group PLC, (3 mo. LIBOR US + 1.480%), 3.50%, 05/15/23(k)		1,875	1,920,864
Santander UK Group Holdings PLC, 2.88%, 08/05/21		12,877	12,996,988
Santander UK PLC, 5.00%, 11/07/23(b)		11,039	11,869,839
Shinhan Financial Group Co. Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.34%, 02/05/30(k)		1,025	1,040,591
Shizuoka Bank Ltd., (3 mo. LIBOR US - 0.500%), 1.44%, 01/25/23(a)(h)		200	190,367
Standard Chartered PLC, (3 mo. LIBOR US + 1.080%), 3.89%, 03/15/24(b)(k)		2,885	2,987,635
Sumitomo Mitsui Financial Group, Inc.:
2.70%, 07/16/24		4,400	4,463,259
3.04%, 07/16/29		2,780	2,836,925
SunTrust Bank:
2.80%, 05/17/22		4,550	4,636,559
3.20%, 04/01/24		78	81,159
Svenska Handelsbanken AB, 3.35%, 05/24/21		3,000	3,059,208
Toronto-Dominion Bank:
3.50%, 07/19/23		2,658	2,797,848
3.25%, 03/11/24		27	28,273
2.65%, 06/12/24		2,524	2,585,567

Security		Par (000)	Value

Banks (continued)
U.S. Bancorp:
2.95%, 07/15/22	USD	4,709	$4,818,949
2.40%, 07/30/24		7,609	7,714,921
3.15%, 04/27/27		87	91,435
U.S. Bank NA, (3 mo. LIBOR US + 0.290%), 3.10%, 05/21/21(k)		3,410	3,425,980
US BanCorp., 3.38%, 02/05/24		172	180,621
Washington Mutual Escrow Bonds:
0.00%(c)(f)(j)(l)		3,115	—
0.00%(c)(f)(j)(l)		2,570	—
0.00%(c)(f)(j)(l)		13,308	1
0.00%(c)(f)(j)(l)		11,911	1
Wells Fargo & Co.:
2.60%, 07/22/20		4,233	4,249,175
2.55%, 12/07/20		5,394	5,426,859
2.50%, 03/04/21		20,854	21,003,850
4.60%, 04/01/21		5,686	5,870,530
2.10%, 07/26/21		459	459,674
3.50%, 03/08/22		6,866	7,090,610
2.63%, 07/22/22		13,387	13,587,057
3.75%, 01/24/24		18,568	19,632,428
3.00%, 02/19/25		682	703,771
3.55%, 09/29/25		5,912	6,260,285
(3 mo. LIBOR US + 0.825%), 2.41%, 10/30/25(k)		970	970,914
3.00%, 04/22/26		10,741	11,049,111
3.00%, 10/23/26		3,878	3,974,575
(3 mo. LIBOR US + 1.170%), 3.20%, 06/17/27(k)		1,209	1,254,536
(3 mo. LIBOR US + 1.310%), 3.58%, 05/22/28(k)		23,702	25,196,803
(3 mo. LIBOR US + 1.170%), 2.88%, 10/30/30(k)		1,545	1,555,739
5.38%, 11/02/43		10	12,843
5.61%, 01/15/44		404	532,410
Wells Fargo Bank NA:
(3 mo. LIBOR US + 0.490%), 3.33%, 07/23/21(k)		13,250	13,353,749
3.55%, 08/14/23		490	513,556
Yamaguchi Financial Group, Inc., (3 mo. LIBOR US - 0.500%), 1.45%, 03/26/20(a)(h)		1,000	991,793

			1,123,468,248

Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 02/01/36		32,891	38,112,586
4.90%, 02/01/46		2,202	2,611,842
Anheuser-Busch InBev Worldwide, Inc.:
4.00%, 04/13/28		1,147	1,262,335
4.75%, 01/23/29		26,725	30,978,806
5.45%, 01/23/39		2,869	3,610,441
4.95%, 01/15/42		500	591,863
Coca-Cola Co.:
2.20%, 05/25/22		331	334,445
3.20%, 11/01/23		17	17,831
2.88%, 10/27/25		1,969	2,053,193
2.13%, 09/06/29		2,600	2,534,647
Keurig Dr Pepper, Inc.:
3.55%, 05/25/21		2,577	2,632,043
4.06%, 05/25/23		922	972,435
Molson Coors Brewing Co.:
5.00%, 05/01/42		1,050	1,148,127
4.20%, 07/15/46		1,500	1,497,225
PepsiCo, Inc.:
3.45%, 10/06/46		1,562	1,658,207
4.00%, 05/02/47		2,631	3,043,726

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Beverages (continued)
PepsiCo, Inc.: (continued)
3.38%, 07/29/49	USD	403	$422,744

			93,482,496

Biotechnology — 0.3%
AbbVie, Inc.:
3.75%, 11/14/23		150	157,893
2.95%, 11/21/26(b)		4,542	4,624,500
4.50%, 05/14/35		20,381	22,986,721
4.30%, 05/14/36		302	332,449
4.05%, 11/21/39(b)		120	126,127
4.45%, 05/14/46		114	122,104
Amgen, Inc.:
4.40%, 05/01/45		9,161	10,265,347
4.66%, 06/15/51		461	543,165
Gilead Sciences, Inc.:
3.70%, 04/01/24		552	585,412
3.50%, 02/01/25		8,217	8,722,139
3.65%, 03/01/26		565	608,502
4.60%, 09/01/35		2,810	3,355,487
4.00%, 09/01/36		397	439,556
4.80%, 04/01/44		2,644	3,177,510
4.50%, 02/01/45		554	644,026
4.75%, 03/01/46		679	816,521

			57,507,459

Building Products — 0.0%
Johnson Controls International PLC:
4.63%, 07/02/44		2,058	2,262,256
5.13%, 09/14/45		7	8,179
4.50%, 02/15/47		57	61,656
LIXIL Group Corp., 0.00%, 03/04/20(h)(i)	JPY	80,000	732,122
Masonite International Corp., 5.75%, 09/15/26(b)	USD	120	127,500
Owens Corning:
3.95%, 08/15/29		1,900	1,977,791
4.30%, 07/15/47		259	245,835

			5,415,339

Capital Markets — 1.6%
Bank of New York Mellon Corp.:
(3 mo. LIBOR US + 0.634%), 2.66%, 05/16/23(k)		763	774,755
3.65%, 02/04/24		134	142,505
2.80%, 05/04/26		1,534	1,577,650
(3 mo. LIBOR US + 1.069%), 3.44%, 02/07/28(k)		6,475	6,870,659
CCTI 2017 Ltd., 3.63%, 08/08/22		1,675	1,669,242
Charles Schwab Corp., 3.20%, 03/02/27		3,391	3,549,502
Cindai Capital Ltd., 0.00%, 02/08/23(h)(i)		2,461	2,451,156
CME Group, Inc.:
3.00%, 09/15/22		255	262,517
3.75%, 06/15/28		1,931	2,133,559
Credit Suisse Group AG, (3 mo. LIBOR US + 1.200%), 3.00%, 12/14/23(b)(k)		10,360	10,554,048
Credit Suisse Group Funding Guernsey Ltd.:
3.45%, 04/16/21		1,328	1,350,748
3.80%, 09/15/22		3,072	3,198,403
3.80%, 06/09/23		4,302	4,504,289
3.75%, 03/26/25		790	836,256
Deutsche Bank AG:
2.70%, 07/13/20		12,042	12,050,485
2.95%, 08/20/20		925	927,163
4.25%, 02/04/21		2,930	2,976,849
E*TRADE Financial Corp., 3.80%, 08/24/27		785	816,304
Goldman Sachs Group, Inc.:
2.75%, 09/15/20		2,492	2,503,740
5.25%, 07/27/21		588	617,059
2.35%, 11/15/21		13,827	13,881,943
5.75%, 01/24/22		2,601	2,792,213

Security		Par (000)	Value

Capital Markets (continued)
Goldman Sachs Group, Inc.: (continued)
(3 mo. LIBOR US + 1.053%), 2.91%, 06/05/23(k)	USD	668	$679,013
(3 mo. LIBOR US + 0.990%), 2.91%, 07/24/23(k)		193	196,484
3.63%, 02/20/24		454	476,586
4.00%, 03/03/24		120	127,876
3.50%, 01/23/25		398	417,825
3.75%, 05/22/25		374	397,021
(3 mo. LIBOR US + 1.201%), 3.27%, 09/29/25(k)		30	31,059
3.75%, 02/25/26		740	783,302
(3 mo. LIBOR US + 1.170%), 3.08%, 05/15/26(a)		10,315	10,422,240
3.50%, 11/16/26		900	947,202
3.85%, 01/26/27		6,683	7,114,374
(3 mo. LIBOR US + 1.510%), 3.69%, 06/05/28(k)		14,519	15,447,998
(3 mo. LIBOR US + 1.373%), 4.02%, 10/31/38(k)		4,210	4,575,347
(3 mo. LIBOR US + 1.430%), 4.41%, 04/23/39(k)		1,340	1,526,987
4.80%, 07/08/44		37	44,817
Intercontinental Exchange, Inc.:
4.00%, 10/15/23		1,000	1,067,002
3.75%, 12/01/25		6,634	7,144,267
3.10%, 09/15/27		1,680	1,760,349
3.75%, 09/21/28		6,306	6,885,755
4.25%, 09/21/48		330	390,588
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17(c)(f)(j)		7,360	1
Moody’s Corp.:
2.75%, 12/15/21		470	477,276
4.88%, 02/15/24		1,978	2,175,287
3.25%, 01/15/28		140	146,892
Morgan Stanley:
2.75%, 05/19/22		95	96,754
3.13%, 01/23/23		65	66,826
3.75%, 02/25/23		13,503	14,140,482
(3 mo. LIBOR US + 0.847%), 3.74%, 04/24/24(k)		2	2,090
3.88%, 04/29/24		783	832,390
3.70%, 10/23/24		591	627,822
(Secured Overnight Financing Rate + 1.152%), 2.72%, 07/22/25(k)		185	187,339
4.00%, 07/23/25		9,820	10,625,871
3.88%, 01/27/26		1,061	1,139,613
3.13%, 07/27/26		318	328,348
6.25%, 08/09/26		3,622	4,411,715
3.63%, 01/20/27		26,031	27,718,178
(3 mo. LIBOR US + 1.340%), 3.59%, 07/22/28(k)		3,973	4,224,544
(3 mo. LIBOR US + 1.140%), 3.77%, 01/24/29(k)		9,730	10,473,886
Northern Trust Corp.:
3.15%, 05/03/29		419	440,223
(3 mo. LIBOR US + 1.131%), 3.38%, 05/08/32(k)		4,795	4,928,748
Nuveen LLC, 4.00%, 11/01/28(b)		421	468,854
Poseidon Finance 1 Ltd., 0.00%, 02/01/25(h)(i)		2,640	2,710,950
State Street Corp.:
3.55%, 08/18/25		99	106,484
2.65%, 05/19/26		3,056	3,110,765
(3 mo. LIBOR US + 1.030%), 4.14%, 12/03/29(k)		461	514,529
UBS Group AG:
2.65%, 02/01/22(b)		334	337,435
3.49%, 05/23/23(b)		3,000	3,087,419

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets (continued)
UBS Group AG: (continued)
(3 mo. LIBOR US + 0.954%), 2.86%, 08/15/23(b)(k)	USD	14,300	$14,529,315
4.13%, 09/24/25(b)		11,625	12,648,550
4.25%, 03/23/28(b)		1,726	1,886,401
(3 mo. LIBOR US + 1.468%), 3.13%, 08/13/30(b)(k)		3,857	3,923,612

			263,245,736

Chemicals — 0.4%
Air Liquide Finance SA, 2.50%, 09/27/26(b)		1,050	1,043,938
Cydsa SAB de CV, 6.25%, 10/04/27(b)		1,207	1,242,078
Dow Chemical Co.:
9.00%, 04/01/21		3,960	4,304,387
3.15%, 05/15/24		181	187,656
4.55%, 11/30/25		1,962	2,168,046
3.63%, 05/15/26		6,474	6,813,131
4.80%, 11/30/28		515	589,151
4.38%, 11/15/42		7,435	7,941,811
DuPont de Nemours, Inc.:
4.21%, 11/15/23		97	103,785
4.49%, 11/15/25		17,273	19,024,297
5.32%, 11/15/38		133	158,758
5.42%, 11/15/48		3,598	4,439,500
LG Chem Ltd., 0.00%, 04/16/21(h)(i)	EUR	300	336,582
LYB International Finance BV:
4.00%, 07/15/23	USD	400	423,125
4.88%, 03/15/44		451	508,186
LYB International Finance III LLC, 4.20%, 10/15/49		2,730	2,849,410
Methanex Corp., 5.25%, 12/15/29		1,800	1,860,072
Mitsubishi Chemical Holdings Corp.:
0.00%, 03/30/22(h)(i)	JPY	150,000	1,388,829
0.00%, 03/29/24(h)(i)		40,000	377,259
Rock International Investment, Inc., 6.63%, 03/27/20	USD	500	225,781
RPM International, Inc., 4.25%, 01/15/48		640	628,462
Sherwin-Williams Co.:
4.00%, 12/15/42		971	1,001,753
4.50%, 06/01/47		1,846	2,098,315
UPL Corp. Ltd., 4.50%, 03/08/28		1,040	1,052,256

			60,766,568

Commercial Services & Supplies — 0.2%
Beijing Environment Bvi Co. Ltd., 5.30%, 10/18/21		680	701,675
Conservation Fund, 3.47%, 12/15/29		2,124	2,117,625
KAR Auction Services, Inc., 5.13%, 06/01/25(b).		2,696	2,803,840
Republic Services, Inc.:
3.55%, 06/01/22		2,050	2,117,955
4.75%, 05/15/23		5,974	6,433,547
2.90%, 07/01/26		2,994	3,067,523
3.38%, 11/15/27		420	444,260
3.95%, 05/15/28		7,407	8,162,475
Waste Management, Inc.:
3.13%, 03/01/25		1,035	1,081,571
3.90%, 03/01/35		1,448	1,596,262
4.00%, 07/15/39		7,402	8,293,951
4.15%, 07/15/49		90	102,982
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		1,398	1,457,415

			38,381,081

Communications Equipment — 0.1%
Cisco Systems, Inc., 2.95%, 02/28/26		309	322,318
Juniper Networks, Inc., 5.95%, 03/15/41		490	558,853
Motorola Solutions, Inc.:
4.60%, 02/23/28		237	257,048
4.60%, 05/23/29		10,242	11,180,609
5.50%, 09/01/44		823	918,001

			13,236,829

Security		Par (000)	Value

Construction & Engineering — 0.0%
China City Construction International Co. Ltd., 5.35%, 07/03/17(f)(j)	CNH	340	$2,684
IHS Netherlands Holdco BV:
7.13%, 03/18/25(b)	USD	1,509	1,573,132
8.00%, 09/18/27(b)		2,135	2,257,762
Zhengzhou Real Estate Group Co. Ltd., 3.95%, 10/09/22		965	968,920

			4,802,498

Construction Materials — 0.0%
Cemex SAB de CV, 3.72%, 03/15/20(h)		593	593,927
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23		130	132,113

			726,040

Consumer Finance — 1.0%
American Express Co.:
2.50%, 08/01/22		2,604	2,635,110
3.70%, 08/03/23		6,764	7,111,643
3.40%, 02/22/24		1,110	1,161,181
2.50%, 07/30/24		4,110	4,158,090
4.20%, 11/06/25		2,584	2,848,930
3.13%, 05/20/26		9,868	10,263,965
American Express Credit Corp.:
2.38%, 05/26/20		563	563,680
2.60%, 09/14/20		48	48,177
2.25%, 05/05/21		4,191	4,211,197
2.70%, 03/03/22		437	444,336
American Honda Finance Corp., 2.15%, 09/10/24		4,500	4,503,545
Capital One Financial Corp.:
3.45%, 04/30/21		1,162	1,183,137
4.75%, 07/15/21		1,019	1,061,235
3.20%, 01/30/23		940	966,497
3.50%, 06/15/23		902	937,419
3.90%, 01/29/24		12,656	13,424,054
3.75%, 04/24/24		476	501,332
3.30%, 10/30/24		4,162	4,334,699
3.20%, 02/05/25		2,438	2,525,701
4.25%, 04/30/25		1,086	1,182,458
3.80%, 01/31/28		748	804,417
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(b)		1,082	1,097,892
Discover Financial Services, 4.10%, 02/09/27		952	1,025,879
Ford Motor Credit Co. LLC:
2.43%, 06/12/20		2,180	2,178,666
3.16%, 08/04/20		2,430	2,439,646
3.20%, 01/15/21		2,396	2,409,404
5.75%, 02/01/21		7,810	8,062,165
3.34%, 03/18/21		1,500	1,511,279
3.34%, 03/28/22		2,303	2,326,434
2.98%, 08/03/22		3,495	3,500,424
5.58%, 03/18/24		1,014	1,097,695
4.69%, 06/09/25		695	722,551
4.13%, 08/04/25		6,432	6,522,467
4.39%, 01/08/26		1,367	1,389,401
5.11%, 05/03/29		15,250	15,716,605
General Motors Financial Co., Inc.:
4.20%, 11/06/21		724	750,636
3.55%, 07/08/22		91	93,678
3.70%, 05/09/23		23	23,713
4.15%, 06/19/23		159	167,028
3.95%, 04/13/24		134	140,091
3.50%, 11/07/24		107	110,255
4.00%, 01/15/25		11,830	12,436,007
4.35%, 04/09/25		210	224,075
4.00%, 10/06/26		1,000	1,048,590
Hyundai Capital Services, Inc., 3.00%, 08/29/22(b)		7,790	7,882,506

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance (continued)
Navient Corp.:
5.88%, 03/25/21	USD	1,549	$1,600,117
6.63%, 07/26/21		1,857	1,963,778
6.50%, 06/15/22		2,529	2,740,804
7.25%, 09/25/23		1,473	1,664,534
5.88%, 10/25/24		1,377	1,473,390
6.75%, 06/25/25		1,446	1,596,384
6.75%, 06/15/26		1,424	1,565,118
Synchrony Financial:
2.70%, 02/03/20		1,986	1,986,681
4.38%, 03/19/24		3,385	3,611,822
4.25%, 08/15/24		570	608,389
4.50%, 07/23/25		68	73,373
3.70%, 08/04/26		4	4,134
Toyota Motor Credit Corp.:
3.20%, 01/11/27		88	93,111
3.05%, 01/11/28		3,390	3,575,273
3.65%, 01/08/29		1,614	1,766,996
Unifin Financiera SAB de CV SOFOM ENR, (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 6.308%), 8.88%(b)(k)(l)		1,805	1,657,216

			163,729,010

Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 09/15/22(b)		336	340,066
5.25%, 08/15/27(b)		2,217	2,333,437
Graphic Packaging International LLC, 4.75%, 04/15/21		104	106,470
International Paper Co.:
5.00%, 09/15/35		245	288,332
6.00%, 11/15/41		2,571	3,209,358
4.80%, 06/15/44		1,456	1,600,202
4.40%, 08/15/47		79	84,613
Klabin Finance SA, 4.88%, 09/19/27(b)		3,015	3,129,947
Owens-Brockway Glass Container, Inc.:
5.00%, 01/15/22(b)		1,379	1,431,388
5.88%, 08/15/23(b)		2,010	2,145,675
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg, 7.00%, 07/15/24(b)		155	160,231

			14,829,719

Diversified Consumer Services — 0.1%
American University, 3.67%, 04/01/49		6,416	6,881,533
Bright Scholar Education Holdings Ltd., 7.45%, 07/31/22		200	205,000
China Education Group Holdings Ltd., 2.00%, 03/28/24(h)	HKD	8,000	1,049,935
Claremont Mckenna College, 3.38%, 01/01/50	USD	4,913	4,879,594
George Washington University, 4.13%, 09/15/48		2,354	2,717,432
Massachusetts Institute of Technology, 3.96%, 07/01/38		1,385	1,566,579
University of Southern California, 3.03%, 10/01/39		246	247,314
Wesleyan University, 4.78%, 07/01/2116		1,285	1,441,607

			18,988,994

Diversified Financial Services — 0.9%
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)		4,831	4,667,954
AXA Equitable Holdings, Inc.:
3.90%, 04/20/23		880	922,228
5.00%, 04/20/48		682	734,042
Azul Investments LLP, 5.88%, 10/26/24(b)		234	242,556

Security		Par (000)	Value

Diversified Financial Services (continued)
Baoxin Auto Finance I Ltd., (3 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 8.909%), 5.63%(k)(l)	USD	500	$369,219
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(b)		4,232	4,390,700
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23		2,211	2,317,649
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27		600	612,188
Coastal Emerald Ltd.:
(5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 7.445%), 4.30%(k)(l)		1,190	1,188,465
3.95%, 08/01/22		695	698,398
Deutsche Telekom International Finance BV, 3.60%, 01/19/27(b)		5,182	5,457,439
Easy Tactic Ltd.:
9.13%, 07/28/22		200	210,578
8.63%, 02/27/24		630	653,428
8.13%, 07/11/24		800	814,000
Energuate Trust, 5.88%, 05/03/27(b)		547	564,094
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		8,729	9,337,708
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	.	5,651	6,065,497
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28	.	4,261	4,706,658
Guojing Capital BVI Ltd., 3.95%, 12/11/22		498	498,623
Holcim U.S. Finance Sarl & Cie SCS, 5.15%, 09/12/23(b)		3,645	3,915,865
Hyundai Capital America:
2.55%, 04/03/20(b)		21,316	21,322,661
3.95%, 02/01/22(b)		11,376	11,678,033
IBM Credit LLC, 3.45%, 11/30/20		4,770	4,843,634
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		2,174	1,867,553
8.50%, 10/15/24(b)		1,808	1,646,781
Intercorp Peru Ltd., 3.88%, 08/15/29(b)		789	782,343
Muthoot Finance Ltd., 6.13%, 10/31/22(b)		3,214	3,339,881
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		430	377,863
ORIX Corp., 2.90%, 07/18/22		4,137	4,217,702
Pacific National Finance Pty Ltd., 4.75%, 03/22/28		1,100	1,185,151
Pearl Holding III Ltd., 9.50%, 12/11/22		600	402,600
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		890	431,445
RELX Capital, Inc.:
3.50%, 03/16/23		6,730	6,988,398
4.00%, 03/18/29		6,910	7,505,443
Santos Finance Ltd., 5.25%, 03/13/29		1,500	1,623,517
Shell International Finance BV:
2.25%, 01/06/23		900	907,474
3.25%, 05/11/25		3,000	3,179,924
4.13%, 05/11/35		7,111	8,320,617
6.38%, 12/15/38		2,499	3,647,508
3.63%, 08/21/42		1,539	1,646,423
4.55%, 08/12/43		775	945,132
4.38%, 05/11/45		1,846	2,203,789
4.00%, 05/10/46		515	586,897
3.75%, 09/12/46		3	3,299
Silversea Cruise Finance Ltd., 7.25%, 02/01/25(b)		2,647	2,799,203
Total Capital International SA:
2.75%, 06/19/21		1,320	1,337,817
2.88%, 02/17/22		680	694,844
3.70%, 01/15/24		523	556,140
3.75%, 04/10/24		2,156	2,309,324
2.43%, 01/10/25		5,420	5,488,858

			151,207,543

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services — 1.2%
AT&T Inc.:
3.40%, 06/15/22	USD	116	$119,628
0.00%, 11/27/22(b)(i)		20,000	18,700,781
3.60%, 07/15/25		2,168	2,294,943
3.80%, 02/15/27		1,895	2,020,132
4.25%, 03/01/27		3,849	4,227,673
4.10%, 02/15/28		23	25,027
4.35%, 03/01/29		356	396,055
4.30%, 02/15/30		6,324	7,027,172
4.50%, 05/15/35		21,627	24,099,567
5.25%, 03/01/37		1,469	1,755,138
4.90%, 08/15/37		204	234,890
6.00%, 08/15/40		7,659	9,809,969
5.35%, 09/01/40		420	506,926
5.55%, 08/15/41		295	360,995
5.15%, 03/15/42		2,188	2,556,654
4.65%, 06/01/44		689	753,155
4.80%, 06/15/44		3,085	3,519,970
4.85%, 07/15/45		4,355	4,974,094
4.75%, 05/15/46		44	49,797
5.15%, 11/15/46		2,057	2,462,936
5.45%, 03/01/47		40	49,691
C&W Senior Financing DAC, 6.88%, 09/15/27(b)		771	824,453
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		5,764	6,138,660
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26(b)		1,285	1,358,887
Frontier Communications Corp., 8.00%, 04/01/27(b)		4,655	4,864,475
Intelsat SA, 4.50%, 06/15/25(h)		3,270	2,152,880
Level 3 Financing, Inc., 5.63%, 02/01/23		1,387	1,391,161
Network i2i Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 4.274%), 5.65%(k)(l)		200	198,000
Oi SA, 10.00% (10.00% Cash or 12.00% PIK), 07/27/25(m)		3,036	2,734,298
Telefonica del Peru SAA, 7.38%, 04/10/27(b)	PEN	4,500	1,451,668
UPC Holding BV, 5.50%, 01/15/28(b)	USD	1,479	1,499,336
Verizon Communications, Inc.:
4.13%, 03/16/27		34,463	38,262,161
4.40%, 11/01/34		731	847,416
4.27%, 01/15/36		26,810	30,363,746
5.25%, 03/16/37		1,994	2,504,323
Zayo Group LLC/Zayo Capital, Inc.:
6.38%, 05/15/25		2,541	2,619,339
5.75%, 01/15/27(b)		4,564	4,638,165
Ziggo BV:
5.50%, 01/15/27(b)		5,702	6,058,375
4.88%, 01/15/30(b)		1,372	1,416,329

			195,268,865

Electric Utilities — 2.0%
Adani Transmission Ltd.:
4.00%, 08/03/26		662	679,378
4.25%, 05/21/36		1,050	1,060,500
AEP Texas, Inc.:
3.95%, 06/01/28		10,571	11,495,404
3.45%, 01/15/50		561	561,537
AEP Transmission Co. LLC:
4.25%, 09/15/48		2,195	2,521,704
3.80%, 06/15/49		4,475	4,788,938
3.15%, 09/15/49		3,515	3,401,071
Alabama Power Co.:
3.55%, 12/01/23		885	933,988
6.00%, 03/01/39		215	296,790
4.15%, 08/15/44		300	334,504
3.75%, 03/01/45		5,343	5,664,286

Security		Par (000)	Value

Electric Utilities (continued)
Alabama Power Co.: (continued)
Series A, 4.30%, 07/15/48	USD	2,138	$2,477,968
3.45%, 10/01/49		4,193	4,302,057
Baltimore Gas & Electric Co.:
3.50%, 08/15/46		4,197	4,274,455
3.75%, 08/15/47		2,530	2,701,152
4.25%, 09/15/48		1,490	1,704,579
3.20%, 09/15/49		2,000	1,960,257
Bi Hai Co. Ltd., 6.25%, 03/05/22		400	414,214
CenterPoint Energy Houston Electric LLC:
3.55%, 08/01/42		2,240	2,355,601
3.95%, 03/01/48		549	616,754
Commonwealth Edison Co., 2.95%, 08/15/27		1,200	1,243,539
Dayton Power & Light Co., 3.95%, 06/15/49(b)		4,358	4,466,671
DTE Electric Co., 4.05%, 05/15/48		6,639	7,708,158
Duke Energy Carolinas LLC:
3.05%, 03/15/23		1,085	1,118,382
3.95%, 11/15/28		1,701	1,889,564
2.45%, 08/15/29		5,675	5,636,881
5.30%, 02/15/40		366	474,061
4.25%, 12/15/41		88	100,624
4.00%, 09/30/42		1,150	1,283,621
3.88%, 03/15/46		1,550	1,720,620
3.70%, 12/01/47		3,255	3,503,022
3.95%, 03/15/48		831	933,072
3.20%, 08/15/49		2,665	2,656,151
Duke Energy Florida LLC:
3.80%, 07/15/28		2,807	3,075,031
2.50%, 12/01/29		9,957	9,930,608
6.40%, 06/15/38		3,550	5,122,684
3.40%, 10/01/46		2,103	2,142,906
4.20%, 07/15/48		6	6,958
Duke Energy Ohio, Inc., 3.65%, 02/01/29		10,000	10,868,427
Duke Energy Progress LLC:
3.00%, 09/15/21		1,710	1,741,396
3.25%, 08/15/25		4,025	4,228,362
3.70%, 09/01/28		10,090	11,009,961
3.45%, 03/15/29		3,674	3,938,335
4.10%, 05/15/42		2,372	2,684,908
4.10%, 03/15/43		2,695	3,019,647
4.38%, 03/30/44		625	726,187
4.20%, 08/15/45		200	227,811
3.70%, 10/15/46		49	52,466
Edison International:
2.40%, 09/15/22		1,019	1,016,555
3.13%, 11/15/22		10	10,157
3.55%, 11/15/24		1,233	1,263,023
Entergy Arkansas LLC, 4.20%, 04/01/49		164	190,896
Entergy Corp., 2.95%, 09/01/26		521	529,418
Entergy Louisiana LLC:
5.40%, 11/01/24		1,470	1,683,674
4.20%, 09/01/48		5,580	6,459,062
4.20%, 04/01/50		10	11,604
Eversource Energy, 2.90%, 10/01/24		6,150	6,286,973
Exelon Corp.:
4.95%, 06/15/35		530	613,620
5.10%, 06/15/45		70	84,426
4.45%, 04/15/46		1,710	1,922,515
FirstEnergy Transmission LLC:
4.35%, 01/15/25(b)		13,860	14,894,576
4.55%, 04/01/49(b)		4,870	5,583,110
Florida Power & Light Co.:
(3 mo. LIBOR US + 0.400%), 2.31%, 05/06/22(a)		26,545	26,545,798
3.25%, 06/01/24		60	62,852
3.70%, 12/01/47		81	88,461
3.95%, 03/01/48		5,658	6,457,135
4.13%, 06/01/48		90	105,459

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Florida Power & Light Co.: (continued)
3.15%, 10/01/49	USD	7,990	$8,082,051
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(b)		4,333	2,682,398
Huachen Energy Co. Ltd., 6.63%, 05/18/20		400	191,250
ITC Holdings Corp., 2.70%, 11/15/22		3,406	3,448,586
LLPL Capital Pte Ltd., 6.88%, 02/04/39		642	748,538
MidAmerican Energy Co.:
3.10%, 05/01/27		350	364,999
3.65%, 04/15/29		2,060	2,252,735
3.65%, 08/01/48		1,020	1,103,155
4.25%, 07/15/49		2,149	2,579,933
3.15%, 04/15/50		3,370	3,328,935
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)		992	1,085,723
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		1,425	1,457,063
Northern States Power Co.:
3.40%, 08/15/42		3,707	3,881,377
4.00%, 08/15/45		1,610	1,827,847
3.60%, 09/15/47		855	915,493
2.90%, 03/01/50		2,475	2,364,520
NSTAR Electric Co.:
3.20%, 05/15/27		2,007	2,104,865
3.25%, 05/15/29		825	871,193
Ohio Power Co.:
Series G, 6.60%, 02/15/33		3,415	4,633,251
4.00%, 06/01/49		2,719	3,054,058
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/28		5,350	5,856,522
5.75%, 03/15/29		480	592,744
4.55%, 12/01/41		1,420	1,701,455
3.80%, 09/30/47		2,314	2,554,434
3.80%, 06/01/49		947	1,029,850
3.10%, 09/15/49		2,220	2,169,921
Public Service Electric & Gas Co.:
2.38%, 05/15/23		990	1,003,336
3.65%, 09/01/28		6,843	7,464,281
3.20%, 05/15/29		1,421	1,499,260
Southern Co. Gas Capital Corp.:
3.95%, 10/01/46		45	46,556
4.40%, 05/30/47		249	275,628
Southwestern Public Service Co.:
4.50%, 08/15/41		147	171,860
3.40%, 08/15/46		43	43,281
3.70%, 08/15/47		109	114,838
4.40%, 11/15/48		6	7,098
Tampa Electric Co.:
4.35%, 05/15/44		1,190	1,353,137
4.30%, 06/15/48		987	1,150,467
4.45%, 06/15/49		2,671	3,167,229
Tohoku Electric Power Co., Inc., 0.00%, 12/03/20(h)(i)	JPY	110,000	1,005,115
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(b)	USD	11,377	12,073,654
Vistra Operations Co. LLC:
3.55%, 07/15/24(b)		12,601	12,765,037
5.00%, 07/31/27(b)		2,527	2,640,664
4.30%, 07/15/29(b)		9,543	9,735,655

			333,264,496

Electrical Equipment — 0.0%
Bizlink Holding, Inc., 0.00%, 02/01/23(h)(i)		750	770,718
Suzlon Energy Ltd., 5.75%, 07/16/19(e)(f)(h)(j)		500	150,000

			920,718

Security		Par (000)	Value

Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp., 3.20%, 04/01/24	USD	1,816	$1,884,334
Corning, Inc.:
3.70%, 11/15/23		775	807,815
4.38%, 11/15/57		3,010	3,088,839
Hon Hai Precision Industry Co. Ltd., 0.00%, 11/06/22(h)(i)		600	587,761
LG Display Co. Ltd., 1.50%, 08/22/24(h)		600	633,750

			7,002,499

Energy Equipment & Services — 0.1%
Anton Oilfield Services Group/Hong Kong, 9.75%, 12/05/20		410	421,659
Hilong Holding Ltd., 8.25%, 09/26/22		250	252,031
Nabors Industries, Inc., 5.50%, 01/15/23		2	1,920
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21(b)		739	734,373
Transocean Guardian Ltd., 5.88%, 01/15/24(b)		1,058	1,082,020
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(b)		8,137	8,625,008
Transocean Proteus Ltd., 6.25%, 12/01/24(b)		817	841,407

			11,958,418

Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.:
3.30%, 02/15/21		60	60,816
2.25%, 01/15/22		120	120,390
3.00%, 06/15/23		373	381,250
5.00%, 02/15/24		763	839,199
2.95%, 01/15/25		1,285	1,313,172
4.00%, 06/01/25		2,242	2,399,393
2.75%, 01/15/27		1,252	1,250,635
3.13%, 01/15/27		481	492,372
3.95%, 03/15/29		1,674	1,800,561
Boston Properties LP, 3.85%, 02/01/23		2,170	2,273,911
Crown Castle International Corp.:
3.40%, 02/15/21		32	32,435
2.25%, 09/01/21		80	80,233
4.88%, 04/15/22		144	152,542
3.15%, 07/15/23		2,323	2,397,090
3.20%, 09/01/24		17,943	18,561,308
4.45%, 02/15/26		1,044	1,143,782
3.70%, 06/15/26		7,386	7,808,100
3.65%, 09/01/27		575	608,532
3.80%, 02/15/28		176	187,614
4.30%, 02/15/29		232	257,152
3.10%, 11/15/29		6,595	6,679,542
5.20%, 02/15/49		1,135	1,380,972
Equinix, Inc., 2.63%, 11/18/24		7,278	7,291,537
ESH Hospitality, Inc., 5.25%, 05/01/25(b)		300	310,125
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 04/15/21		650	662,623
3.35%, 09/01/24		2,340	2,388,461
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24		4,119	4,505,115
4.50%, 09/01/26		1,431	1,506,127
5.75%, 02/01/27(b)		2,288	2,551,120
Prologis Euro Finance LLC, 1.50%, 09/10/49	EUR	3,500	3,539,095
Realty Income Corp.:
4.65%, 08/01/23	USD	165	178,590
3.88%, 04/15/25		174	187,663
4.13%, 10/15/26		2,631	2,887,238
3.00%, 01/15/27		865	890,192
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(b)		1,940	2,003,050

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/26(b)	USD	12,954	$13,342,620

			92,464,557

Food & Staples Retailing — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
5.75%, 03/15/25		3,478	3,599,730
7.50%, 03/15/26(b)		1,805	2,026,112
5.88%, 02/15/28(b)		2,180	2,316,250
Alimentation Couche-Tard, Inc., 3.55%, 07/26/27(b)		10,356	10,652,465
CVS Health Corp.:
4.10%, 03/25/25		8,196	8,799,752
3.88%, 07/20/25		534	568,766
4.88%, 07/20/35		1,190	1,368,749
4.78%, 03/25/38		7,029	7,991,053
5.13%, 07/20/45		13,329	15,812,399
Performance Food Group, Inc., 5.50%, 10/15/27(b)		3,012	3,219,075
Walmart, Inc.:
3.30%, 04/22/24		1,788	1,880,518
3.55%, 06/26/25		4,638	4,982,363
3.25%, 07/08/29		8,531	9,156,501
3.95%, 06/28/38		2,452	2,840,494
3.63%, 12/15/47		368	409,602
2.95%, 09/24/49		469	467,283

			76,091,112

Food Products — 0.2%
BRF GmbH, 4.35%, 09/29/26(b)		2,256	2,322,975
Campbell Soup Co., 8.88%, 05/01/21		2,350	2,539,366
Ezaki Glico Co. Ltd., 0.00%, 01/30/24(h)(i)	JPY	10,000	92,090
Grupo Bimbo SAB de CV, 4.00%, 09/06/49(b)	USD	2,420	2,266,481
JBS Investments II GmbH, 5.75%, 01/15/28(b)		2,377	2,506,546
Knight Castle Investments Ltd., 7.99%, 01/23/21		700	318,500
Marfrig Holdings Europe BV, 8.00%, 06/08/23(b).		1,600	1,667,000
MHP Lux SA, 6.25%, 09/19/29(b)		3,383	3,311,111
Pilgrim’s Pride Corp., 5.88%, 09/30/27(b)		2,458	2,657,713
Post Holdings, Inc.:
5.00%, 08/15/26(b)		4,116	4,347,525
5.75%, 03/01/27(b)		3,722	3,991,845
5.63%, 01/15/28(b)		2,728	2,939,420
5.50%, 12/15/29(b)		2,156	2,298,943
Simmons Foods, Inc., 5.75%, 11/01/24(b)		1,440	1,447,200
Tyson Foods, Inc.:
3.95%, 08/15/24		406	435,372
4.00%, 03/01/26		123	133,146
3.55%, 06/02/27		4,852	5,159,093
5.15%, 08/15/44		480	586,050
4.55%, 06/02/47		385	440,798
5.10%, 09/28/48		662	833,563

			40,294,737

Gas Utilities — 0.0%
Atmos Energy Corp., 3.38%, 09/15/49		2,607	2,647,488
Piedmont Natural Gas Co., Inc., 3.64%, 11/01/46		427	424,846

			3,072,334

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories:
3.40%, 11/30/23		1,079	1,134,444
3.75%, 11/30/26		18,829	20,573,536
Baxter International, Inc., 1.70%, 08/15/21		500	499,274
Becton Dickinson and Co.:
3.30%, 03/01/23		4,644	4,743,431

Security		Par (000)	Value

Health Care Equipment & Supplies (continued)
Becton Dickinson and Co.: (continued)
4.69%, 12/15/44	USD	139	$162,673
Covidien International Finance SA, 2.95%, 06/15/23		3,090	3,178,557
Edwards Lifesciences Corp., 4.30%, 06/15/28		856	951,866
Medtronic Global Holdings SCA, 1.75%, 07/02/49	EUR	3,300	3,616,896
Medtronic, Inc., 3.50%, 03/15/25	USD	1,202	1,288,529

			36,149,206

Health Care Providers & Services — 1.3%
Aetna, Inc.:
4.50%, 05/15/42		4,738	5,110,985
4.13%, 11/15/42		10	10,245
4.75%, 03/15/44		1,023	1,142,775
AMN Healthcare, Inc., 5.13%, 10/01/24(b)		4,520	4,678,200
Anthem, Inc.:
3.50%, 08/15/24		855	896,445
2.38%, 01/15/25		1,973	1,970,681
3.65%, 12/01/27		489	517,846
4.10%, 03/01/28		2,802	3,044,651
2.88%, 09/15/29		851	847,785
Baylor Scott & White Holdings, 4.19%, 11/15/45		1,324	1,480,778
Catholic Health Initiatives, 4.35%, 11/01/42		1,075	1,104,168
Centene Corp.:
5.38%, 06/01/26(b)		5,920	6,282,600
4.25%, 12/15/27(b)		5,323	5,476,036
CHRISTUS Health, 4.34%, 07/01/28		15,081	16,661,446
Cigna Corp.:
3.20%, 09/17/20		5,035	5,074,176
3.25%, 04/15/25(b)		6,379	6,615,742
3.05%, 10/15/27(b)		1,786	1,811,449
4.38%, 10/15/28		6,617	7,330,895
CommonSpirit Health:
3.35%, 10/01/29		2,474	2,489,183
3.82%, 10/01/49		8,300	8,099,369
4.19%, 10/01/49		2,568	2,567,546
DH Europe Finance II Sarl, 1.80%, 09/18/49	EUR	3,400	3,678,949
Encompass Health Corp.:
4.50%, 02/01/28	USD	1,372	1,421,735
4.75%, 02/01/30		1,382	1,433,825
HCA, Inc.:
4.75%, 05/01/23		6,749	7,230,302
5.00%, 03/15/24		316	345,441
5.25%, 04/15/25		15,527	17,373,312
4.50%, 02/15/27		774	834,752
4.13%, 06/15/29		8,000	8,488,633
Montefiore Obligated Group, 5.25%, 11/01/48		2,916	3,285,198
Ochsner Clinic Foundation, 5.90%, 05/15/45		783	1,036,288
PeaceHealth Obligated Group, 4.79%, 11/15/48		462	568,844
Redco Group, 13.50%, 01/21/20		490	491,072
RWJ Barnabas Health, Inc., 3.48%, 07/01/49		1,409	1,392,534
Select Medical Corp., 6.25%, 08/15/26(b)		1,590	1,721,207
Spectrum Health System Obligated Group, 3.49%, 07/15/49		2,494	2,497,461
SSM Health Care Corp., 3.69%, 06/01/23		8,263	8,621,462
Sutter Health, 3.70%, 08/15/28		3,083	3,304,090
Tenet Healthcare Corp.:
4.63%, 09/01/24(b)		7,363	7,676,664
5.13%, 05/01/25		3,854	3,969,620
4.88%, 01/01/26(b)		8,347	8,742,648
6.25%, 02/01/27(b)		4,299	4,626,799
Toledo Hospital, 5.75%, 11/15/38		1,059	1,210,628
UnitedHealth Group, Inc.:
3.50%, 02/15/24		338	356,837

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc.: (continued)
2.38%, 08/15/24	USD	904	$915,995
3.75%, 07/15/25		18,577	20,067,989
3.70%, 12/15/25		4,035	4,367,381
3.10%, 03/15/26		2,398	2,511,881
2.95%, 10/15/27		160	166,447
3.85%, 06/15/28		4,350	4,800,194
2.88%, 08/15/29		227	233,649
5.80%, 03/15/36		1,436	1,906,990
3.50%, 08/15/39		4,986	5,236,245
4.63%, 11/15/41		2,362	2,817,552
4.75%, 07/15/45		780	960,524
3.75%, 10/15/47		2,666	2,869,638
4.45%, 12/15/48		10	11,961
WuXi AppTec Co. Ltd., 0.00%, 09/17/24(h)(i)		500	569,844

			220,957,592

Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC/New Red Finance, Inc., 5.00%, 10/15/25(b)		8,681	8,963,133
Boyd Gaming Corp.:
6.38%, 04/01/26		1,848	1,988,332
6.00%, 08/15/26		1,726	1,851,135
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25(b)		4,652	4,814,820
Cedar Fair LP, 5.25%, 07/15/29(b)		1,456	1,568,840
Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp./Millennium Op, 5.38%, 04/15/27		1,424	1,532,338
Churchill Downs, Inc.:
5.50%, 04/01/27(b)		1,707	1,809,420
4.75%, 01/15/28(b)		1,402	1,447,565
Eldorado Resorts, Inc., 6.00%, 09/15/26		1,525	1,679,406
Golden Nugget, Inc., 6.75%, 10/15/24(b)		3,550	3,674,250
HIS Co. Ltd., 0.00%, 11/15/24(h)(i)	JPY	40,000	369,307
International Game Technology PLC, 6.25%, 02/15/22(b)	USD	4,246	4,479,530
McDonald’s Corp.:
3.70%, 01/30/26		5,015	5,411,404
4.70%, 12/09/35		837	992,715
6.30%, 03/01/38		199	269,570
3.70%, 02/15/42		484	491,585
3.63%, 05/01/43		2,482	2,473,147
4.88%, 12/09/45		2,899	3,495,057
4.45%, 03/01/47		1,030	1,171,187
4.45%, 09/01/48		1,560	1,787,993
3.63%, 09/01/49		10,935	11,123,302
REXLot Holdings Ltd., 4.50%, 04/17/19(f)(h)(j)	HKD	1,161	44,692
Scientific Games International, Inc., 5.00%, 10/15/25(b)	USD	2,974	3,111,548
Six Flags Entertainment Corp., 5.50%, 04/15/27(b)		1,400	1,492,750
Station Casinos LLC, 5.00%, 10/01/25(b)		1,495	1,521,163
Studio City Finance Ltd., 7.25%, 02/11/24		200	211,750
Viking Cruises Ltd., 5.88%, 09/15/27(b)		2,359	2,521,181
Vinpearl JSC, 3.50%, 06/14/23(h)		800	866,447
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.50%, 03/01/25(b)		5,147	5,507,290
5.25%, 05/15/27(b)		2,564	2,724,250
Wynn Macau Ltd.:
4.88%, 10/01/24(b)		1,617	1,655,404
5.50%, 10/01/27(b)		2,063	2,133,916
5.50%, 10/01/27		200	206,875
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)		5,000	5,362,500

			88,753,802

Security		Par (000)	Value

Household Durables — 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
6.75%, 08/01/25(b)	USD	1,069	$1,093,052
9.88%, 04/01/27(b)		3,448	3,879,000
Beazer Homes USA, Inc., 7.25%, 10/15/29(b)		4,961	5,295,867
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
6.13%, 07/01/22(b)		1,820	1,847,300
6.25%, 09/15/27(b)		4,837	5,103,035
Century Communities, Inc., 6.75%, 06/01/27(b)		7,145	7,660,869
Harvest International Co., 0.00%, 11/21/22(h)(i)	HKD	8,000	1,072,212
Iida Group Holdings Co. Ltd., 0.00%, 06/18/20(h)(i)	JPY	100,000	916,821
KB Home, 7.63%, 05/15/23	USD	1,769	1,981,280
Lennar Corp.:
2.95%, 11/29/20		20	20,050
8.38%, 01/15/21		755	798,412
4.75%, 04/01/21		447	457,057
5.88%, 11/15/24		4,092	4,562,580
5.25%, 06/01/26		60	65,700
LGI Homes, Inc., 6.88%, 07/15/26(b)		1,069	1,119,777
Mattamy Group Corp.:
6.50%, 10/01/25(b)		3,141	3,353,017
5.25%, 12/15/27(b)		2,352	2,446,080
PulteGroup, Inc.:
4.25%, 03/01/21		152	154,660
5.00%, 01/15/27		204	222,156
6.00%, 02/15/35		53	59,095
Shea Homes LP/Shea Homes Funding Corp., 5.88%, 04/01/23(b)		58	59,088
Tempur Sealy International, Inc., 5.50%, 06/15/26		1,710	1,801,913
Toll Brothers Finance Corp.:
4.38%, 04/15/23		5,264	5,500,880
3.80%, 11/01/29		6,706	6,672,470
TRI Pointe Group, Inc., 5.25%, 06/01/27		2,378	2,485,010
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 02/01/23		2,406	2,409,008
William Lyon Homes, Inc., 6.00%, 09/01/23		3,857	4,020,923

			65,057,312

Household Products — 0.0%
Clorox Co.:
3.10%, 10/01/27		900	927,975
3.90%, 05/15/28		82	90,139
Spectrum Brands, Inc., 5.75%, 07/15/25		2,442	2,548,886

			3,567,000

Independent Power and Renewable Electricity Producers — 0.3%
AES Panama SRL, 6.00%, 06/25/22(b)		527	542,810
Calpine Corp.:
5.50%, 02/01/24		1,399	1,419,985
5.25%, 06/01/26(b)		4,450	4,633,562
4.50%, 02/15/28(b)		16,049	16,191,355
China Singyes Solar Technologies Holdings Ltd., 6.00% (6.00% Cash or 6.00% PIK), 12/19/22(m)		333	299,997
Inkia Energy Ltd., 5.88%, 11/09/27(b)		1,009	1,051,567
NRG Energy, Inc.:
3.75%, 06/15/24(b)		554	572,864
7.25%, 05/15/26		4,513	4,930,453
4.45%, 06/15/29(b)		1,584	1,659,395
2.75%, 06/01/48(h)		2,906	3,294,678
Orazul Energy Egenor S en C por A, 5.63%, 04/28/27(b)		1,497	1,537,700
ReNew Power Ltd., 6.45%, 09/27/22		1,000	1,032,188
ReNew Power Synthetic, 6.67%, 03/12/24		800	828,000

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
Rio Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25	USD	766	$461,898
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(b)		184	194,809
Stoneway Capital Corp.:
10.00%, 03/01/27(b)		4,160	2,627,037
10.00%, 03/01/27		1,864	1,177,329
Talen Energy Supply LLC:
6.50%, 06/01/25		3,071	2,620,884
10.50%, 01/15/26(b)		1,956	1,860,645
7.25%, 05/15/27(b)		3,890	4,093,058
Vistra Energy Corp., 5.88%, 06/01/23		350	358,064

			51,388,278

Industrial Conglomerates — 0.2%
3M Co.:
3.25%, 02/14/24		490	512,859
2.00%, 02/14/25		1,250	1,243,282
3.00%, 08/07/25		1,150	1,209,232
2.88%, 10/15/27		1,433	1,494,676
3.38%, 03/01/29		880	940,417
2.38%, 08/26/29		5,934	5,855,135
3.63%, 10/15/47		80	83,133
General Electric Co.:
6.15%, 08/07/37		140	174,101
5.88%, 01/14/38		6,269	7,620,344
6.88%, 01/10/39		1,273	1,701,419
4.13%, 10/09/42		827	853,169
Grupo KUO SAB de CV, 5.75%, 07/07/27(b)		2,432	2,539,160
Honeywell International, Inc., 2.70%, 08/15/29		3,860	3,950,848
Tyco Electronics Group SA:
3.45%, 08/01/24		865	906,492
3.13%, 08/15/27		1,669	1,719,165

			30,803,432

Insurance — 0.4%
Ambac Assurance Corp., 5.10%, 06/07/20(b)		462	684,060
Ambac LSNI LLC, (3 mo. LIBOR US + 5.000%), 6.95%, 02/12/23(a)(b)		2,912	2,948,528
Aon Corp.:
4.50%, 12/15/28		8,643	9,737,587
3.75%, 05/02/29		11,343	12,137,863
Aon PLC:
3.88%, 12/15/25		320	344,437
4.75%, 05/15/45		1,475	1,739,634
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22		1,311	1,316,326
Marsh & McLennan Cos., Inc.:
4.05%, 10/15/23		2,451	2,607,649
3.88%, 03/15/24		123	131,216
3.50%, 06/03/24		8,930	9,381,390
3.50%, 03/10/25		3,288	3,471,140
4.38%, 03/15/29		5,140	5,860,323
4.20%, 03/01/48		1,582	1,800,695
MetLife, Inc., 4.72%, 12/15/44		475	580,010
Principal Financial Group, Inc., 3.70%, 05/15/29		2,435	2,655,580
QBE Insurance Group Ltd., (USD Swap Rate 11:00 am NY 10Y + 4.395%), 5.88%, 06/17/46(k)		450	490,554
T&D Holdings, Inc., 0.00%, 06/05/20(h)(i)	JPY	80,000	736,583
Travelers Cos., Inc., 6.25%, 06/15/37	USD	65	90,774
Travelers Property Casualty Corp., 6.38%, 03/15/33		127	175,304
Trinity Acquisition PLC, 4.40%, 03/15/26		1,765	1,919,227
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		229	199,345

Security		Par (000)	Value

Insurance (continued)
Willis North America, Inc.:
3.60%, 05/15/24	USD	2,050	$2,141,940
3.88%, 09/15/49		240	239,445

			61,389,610

Interactive Media & Services — 0.0%
Baidu, Inc., 4.38%, 05/14/24		3,320	3,539,247
Tencent Holdings Ltd., 3.98%, 04/11/29		1,400	1,511,391
YY, Inc., 0.75%, 06/15/25(b)(h)		166	150,126

			5,200,764

Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 3.60%, 11/28/24		5,095	5,353,826
Amazon.com, Inc.:
4.80%, 12/05/34		200	252,386
3.88%, 08/22/37		6,410	7,285,507
4.95%, 12/05/44		39	51,106
Baozun, Inc., 1.63%, 05/01/24(b)(h)		258	234,561
Expedia Group, Inc.:
3.80%, 02/15/28		2,973	3,041,012
3.25%, 02/15/30(b)		9,085	8,743,964

			24,962,362

IT Services — 0.9%
21Vianet Group, Inc., 7.88%, 10/15/21		685	682,927
Fidelity National Information Services, Inc., 3.00%, 08/15/26		15,395	15,930,745
Fiserv, Inc.:
4.75%, 06/15/21		1,600	1,663,901
2.75%, 07/01/24		329	334,812
3.85%, 06/01/25		1,580	1,685,999
3.20%, 07/01/26		17,824	18,459,347
4.20%, 10/01/28		9,909	10,991,524
3.50%, 07/01/29		5,345	5,618,014
Global Payments, Inc.:
2.65%, 02/15/25		2,175	2,184,899
3.20%, 08/15/29		8,010	8,163,867
International Business Machines Corp.:
2.90%, 11/01/21		535	544,924
3.63%, 02/12/24		5,876	6,230,008
3.30%, 05/15/26		27,030	28,534,455
3.50%, 05/15/29		701	754,211
4.15%, 05/15/39		469	529,044
5.60%, 11/30/39		1	1,322
Mastercard, Inc.:
2.95%, 11/21/26		2,250	2,340,977
2.95%, 06/01/29		9,316	9,722,215
3.65%, 06/01/49		1,535	1,705,201
PayPal Holdings, Inc.:
2.20%, 09/26/22		420	422,389
2.40%, 10/01/24		5,400	5,453,257
2.65%, 10/01/26		4,165	4,223,498
2.85%, 10/01/29		6,520	6,580,566
Sabre GLBL, Inc., 5.25%, 11/15/23(b)		300	307,875
Total System Services, Inc.:
3.80%, 04/01/21		1,910	1,947,574
3.75%, 06/01/23		2,350	2,447,818
4.00%, 06/01/23		236	248,314
4.80%, 04/01/26		8,347	9,291,152
Transcosmos, Inc., 0.00%, 12/22/20(h)(i)	JPY	40,000	393,091
VeriSign, Inc., 4.63%, 05/01/23	USD	5,071	5,152,136
Visa, Inc., 4.30%, 12/14/45		1,144	1,406,325

			153,952,387

Leisure Products — 0.0%
Hasbro, Inc.:
2.60%, 11/19/22		3,298	3,318,207

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Leisure Products (continued)
Hasbro, Inc.: (continued)
3.90%, 11/19/29	USD	1,450	$1,460,517

			4,778,724

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.:
3.88%, 07/15/23		658	690,533
3.05%, 09/22/26		9,644	9,864,360
2.75%, 09/15/29		2,265	2,248,909
Thermo Fisher Scientific, Inc.:
4.15%, 02/01/24		32	34,293
2.95%, 09/19/26		11,734	12,067,206
2.60%, 10/01/29		7,400	7,320,358
5.30%, 02/01/44		300	384,369
1.88%, 10/01/49	EUR	5,085	5,275,715

			37,885,743

Machinery — 0.1%
China Conch Venture Holdings International Ltd., 0.00%, 09/05/23(h)(i)	HKD	6,000	833,034
CNH Industrial NV:
4.50%, 08/15/23	USD	155	165,971
3.85%, 11/15/27		790	824,828
Parker-Hannifin Corp.:
2.70%, 06/14/24		4,400	4,495,260
3.25%, 06/14/29		2,583	2,698,605
Terex Corp., 5.63%, 02/01/25(b)		1,628	1,680,910

			10,698,608

Media — 1.6%
Altice France SA/France:
7.38%, 05/01/26(b)		15,115	16,228,069
8.13%, 02/01/27(b)		5,275	5,940,969
5.50%, 01/15/28(b)		3,005	3,087,788
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.75%, 01/15/24		23	23,402
5.75%, 02/15/26(b)		5,720	6,034,714
5.50%, 05/01/26(b)		3,389	3,571,159
5.13%, 05/01/27(b)		8,329	8,787,095
5.88%, 05/01/27(b)		1,819	1,923,592
5.00%, 02/01/28(b)		5,669	5,948,595
5.38%, 06/01/29(b)		3,505	3,750,350
4.75%, 03/01/30(b)		4,054	4,127,094
Charter Communications Operating LLC/Charter Communications Operating Capital:
(3 mo. LIBOR US + 1.650%), 3.56%, 02/01/24(a)		208	213,963
4.50%, 02/01/24		6,149	6,617,735
4.91%, 07/23/25		8,254	9,089,118
4.20%, 03/15/28		209	222,806
6.38%, 10/23/35		12,361	15,558,127
6.48%, 10/23/45		9,205	11,411,680
5.75%, 04/01/48		3,110	3,632,245
5.13%, 07/01/49		1,511	1,644,498
4.80%, 03/01/50		4,500	4,745,270
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(b)		3,843	4,001,716
Comcast Corp.:
3.70%, 04/15/24		1,497	1,596,691
3.95%, 10/15/25		152	165,895
3.15%, 03/01/26		9,094	9,534,156
2.35%, 01/15/27		740	739,389
3.15%, 02/15/28		1,993	2,089,426
4.15%, 10/15/28		506	569,930
4.25%, 01/15/33		1,409	1,633,147
4.20%, 08/15/34		2,147	2,450,347
4.40%, 08/15/35		2,300	2,697,965
6.50%, 11/15/35		1,210	1,716,034

Security		Par (000)	Value

Media (continued)
Comcast Corp.: (continued)
3.20%, 07/15/36	USD	17,583	$18,001,685
6.95%, 08/15/37		61	90,477
3.90%, 03/01/38		30	33,240
4.60%, 10/15/38		6,837	8,151,529
4.75%, 03/01/44		68	82,760
3.40%, 07/15/46		6,345	6,439,983
3.97%, 11/01/47		1,258	1,385,975
Cox Communications, Inc.:
3.15%, 08/15/24(b)		14,626	15,040,484
3.35%, 09/15/26(b)		894	922,715
CSC Holdings LLC:
10.88%, 10/15/25(b)		777	868,298
7.50%, 04/01/28(b)		3,177	3,590,010
5.75%, 01/15/30(b)		6,441	6,875,767
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 08/15/27(b)		5,099	4,958,777
Discovery Communications LLC:
5.00%, 09/20/37		4,047	4,573,862
4.95%, 05/15/42		275	305,056
5.20%, 09/20/47		4,450	5,187,354
Fox Corp., 4.03%, 01/25/24(b)		1,775	1,891,542
Gray Television, Inc.:
5.88%, 07/15/26(b)		1,994	2,121,117
7.00%, 05/15/27(b)		2,255	2,505,869
Kakao Corp., 0.00%, 05/11/21(h)(i)	KRW	400,000	424,575
Meredith Corp., 6.88%, 02/01/26	USD	3,573	3,714,848
NBCUniversal Media LLC:
6.40%, 04/30/40		89	127,322
5.95%, 04/01/41		4,160	5,724,233
Nexstar Broadcasting, Inc., 5.63%, 07/15/27(b)		3,217	3,390,075
Nielsen Co. Luxembourg SARL, 5.00%, 02/01/25(b)		1,349	1,389,470
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(b)		1,852	1,939,970
Sirius XM Radio, Inc., 4.63%, 07/15/24(b)		1,750	1,837,500
Time Warner Cable LLC:
5.00%, 02/01/20		2,900	2,905,431
4.00%, 09/01/21		911	932,243
6.55%, 05/01/37		990	1,214,477
5.50%, 09/01/41		3,125	3,490,960
4.50%, 09/15/42		314	321,027
TWDC Enterprises 18 Corp., 7.00%, 03/01/32		107	155,042
Viacom, Inc.:
3.88%, 12/15/21		78	80,700
4.25%, 09/01/23		30	31,952
6.88%, 04/30/36		3,442	4,608,977
ViacomCBS, Inc., 4.38%, 03/15/43		3,795	4,023,691
Walt Disney Co.:
3.70%, 10/15/25		493	533,716
6.40%, 12/15/35		3,227	4,586,656
6.65%, 11/15/37		1,509	2,243,167
6.15%, 02/15/41		64	92,481
4.75%, 09/15/44		1,915	2,392,325
Ziggo Bond Co. BV, 6.00%, 01/15/27(b)		1,779	1,876,845

			270,817,148

Metals & Mining — 0.3%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24		200	209,063
Anglo American Capital PLC:
3.63%, 09/11/24(b)		7,445	7,723,801
4.88%, 05/14/25(b)		320	351,640
4.75%, 04/10/27(b)		4,150	4,539,604
4.50%, 03/15/28(b)		984	1,054,620
ArcelorMittal:
3.60%, 07/16/24		94	96,393
6.13%, 06/01/25		2,732	3,139,035

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining (continued)
ArcelorMittal: (continued)
4.55%, 03/11/26	USD	675	$716,807
Barrick Gold Corp., 5.25%, 04/01/42		2,356	2,811,756
Evraz PLC, 5.25%, 04/02/24(b)		1,103	1,195,721
Industrias Penoles SAB de CV, 4.15%, 09/12/29(b)		2,303	2,384,325
Minera Mexico SA de CV, 4.50%, 01/26/50(b)		3,933	3,996,911
Newmont Corp.:
2.80%, 10/01/29		4,570	4,527,791
4.88%, 03/15/42		95	111,238
Novolipetsk Steel Via Steel Funding DAC,
4.70%, 05/30/26(b)		2,149	2,342,410
Nucor Corp., 5.20%, 08/01/43		1,640	2,025,758
Steel Dynamics, Inc.:
5.13%, 10/01/21		2,954	2,955,783
5.25%, 04/15/23		312	318,080
2.80%, 12/15/24		1,664	1,674,670
Teck Resources Ltd.:
6.13%, 10/01/35		1,384	1,627,558
6.00%, 08/15/40		119	132,847
6.25%, 07/15/41		411	471,189
Usiminas International Sarl, 5.88%, 07/18/26(b)		1,047	1,090,189
Vedanta Resources Finance II PLC, 8.00%, 04/23/23		500	496,250
Vedanta Resources PLC, 6.38%, 07/30/22		586	573,731
Zekelman Industries, Inc., 9.88%, 06/15/23(b)		151	158,739

			46,725,909

Multiline Retail — 0.0%
Dollar General Corp., 3.88%, 04/15/27		998	1,068,674

Multi-Utilities — 0.3%
Ameren Illinois Co.:
3.80%, 05/15/28		3,671	4,002,836
3.25%, 03/15/50		3,650	3,696,389
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 3.00%, 12/10/29		2,630	2,642,711
Consumers Energy Co.:
3.95%, 05/15/43		5	5,523
3.25%, 08/15/46		995	1,000,511
3.95%, 07/15/47		287	321,644
4.05%, 05/15/48		1,325	1,529,000
4.35%, 04/15/49		113	137,185
3.75%, 02/15/50		3,657	4,042,702
3.10%, 08/15/50		4,745	4,736,641
Dominion Energy Gas Holdings LLC, 4.80%, 11/01/43		1,110	1,269,324
Virginia Electric & Power Co.:
Series C, 2.75%, 03/15/23		6,506	6,625,781
Series A, 3.50%, 03/15/27		6,512	6,966,495
4.00%, 01/15/43		5,445	6,020,801
Series C, 4.00%, 11/15/46		1,554	1,715,137
3.30%, 12/01/49		1,136	1,147,045

			45,859,725

Oil, Gas & Consumable Fuels — 3.2%
Boardwalk Pipelines LP, 4.80%, 05/03/29		640	686,060
BP Capital Markets America, Inc.:
3.79%, 02/06/24		3,688	3,925,091
3.80%, 09/21/25		7,118	7,703,701
3.41%, 02/11/26		669	712,820
3.12%, 05/04/26		2,440	2,549,771
3.94%, 09/21/28		574	634,454
BP Capital Markets PLC:
2.32%, 02/13/20		1,834	1,834,416
3.81%, 02/10/24		307	327,984
3.28%, 09/19/27		126	132,589
Bruin E&P Partners LLC, 8.88%, 08/01/23(b)		2,601	1,690,650
Cameron LNG LLC:
3.30%, 01/15/35(b)		6,390	6,453,833

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Cameron LNG LLC: (continued)
3.40%, 01/15/38(b)	USD	6,650	$6,674,246
Centennial Resource Production LLC:
5.38%, 01/15/26(b)		297	291,802
6.88%, 04/01/27(b)		1,460	1,518,400
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		5,227	6,023,543
5.88%, 03/31/25		9,235	10,384,388
5.13%, 06/30/27		12,079	13,349,469
Cheniere Energy Partners LP, 5.25%, 10/01/25		156	162,566
Cheniere Energy, Inc., 4.88% (4.88 Cash or 4.88% PIK), 05/28/21(b)(h)(m)		15,673	16,072,640
Chesapeake Energy Corp.:
6.63%, 08/15/20		1,498	1,483,020
6.13%, 02/15/21		9,743	9,012,275
5.38%, 06/15/21		425	386,750
4.88%, 04/15/22		2,446	1,932,340
5.75%, 03/15/23		2,400	1,624,512
11.50%, 01/01/25(b)		17,424	16,465,680
5.50%, 09/15/26(h)		3,640	1,734,038
Chevron Corp.:
2.50%, 03/03/22		130	132,178
2.36%, 12/05/22		130	131,821
3.19%, 06/24/23		170	176,981
2.90%, 03/03/24		7,380	7,649,957
Cimarex Energy Co.:
4.38%, 06/01/24		1,901	2,008,008
4.38%, 03/15/29		801	849,693
CNX Resources Corp., 5.88%, 04/15/22		1,575	1,576,102
Concho Resources, Inc., 3.75%, 10/01/27		4,145	4,359,885
Continental Resources, Inc.:
5.00%, 09/15/22		1,255	1,264,002
3.80%, 06/01/24		836	864,664
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22		311	314,887
Diamondback Energy, Inc.:
2.88%, 12/01/24		18,698	18,916,344
5.38%, 05/31/25		19,122	20,076,636
3.50%, 12/01/29		11,600	11,804,160
Enbridge Energy Partners LP, 7.38%, 10/15/45		658	983,032
Enbridge, Inc., 2.90%, 07/15/22		2,385	2,429,755
Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 01/30/26(b)		2,532	2,614,290
Energen Corp., 4.63%, 09/01/21		377	385,856
Energy Transfer Operating LP:
5.88%, 01/15/24		2,819	3,121,027
4.90%, 02/01/24		159	170,640
4.75%, 01/15/26		161	174,357
4.20%, 04/15/27		487	510,060
5.50%, 06/01/27		2,772	3,116,435
4.90%, 03/15/35		390	409,691
5.80%, 06/15/38		1,183	1,339,830
6.50%, 02/01/42		11,153	13,266,537
5.15%, 03/15/45		4	4,211
6.13%, 12/15/45		2,581	2,993,252
5.30%, 04/15/47		719	767,558
Enterprise Products Operating LLC:
3.90%, 02/15/24		536	568,790
3.75%, 02/15/25		753	802,524
6.88%, 03/01/33		2,153	2,936,021
6.65%, 10/15/34		205	278,733
6.13%, 10/15/39		26	34,017
4.45%, 02/15/43		5,728	6,304,033
4.85%, 03/15/44		678	784,502
5.10%, 02/15/45		3,975	4,765,539
4.90%, 05/15/46		173	202,911
4.25%, 02/15/48		59	63,389
EOG Resources, Inc.:
4.15%, 01/15/26		1,116	1,226,772

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.: (continued)
3.90%, 04/01/35	USD	398	$441,523
Exxon Mobil Corp.:
2.22%, 03/01/21		18	18,106
1.90%, 08/16/22		926	931,111
2.73%, 03/01/23		1,852	1,896,964
2.02%, 08/16/24		960	963,476
2.71%, 03/06/25		7,376	7,625,965
3.04%, 03/01/26		666	698,737
2.28%, 08/16/26		7,621	7,672,427
3.00%, 08/16/39		756	758,015
3.57%, 03/06/45		680	730,239
4.11%, 03/01/46		146	171,412
Gran Tierra Energy, Inc., 7.75%, 05/23/27(b)		286	267,413
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21(b)		7,127	6,369,756
Hammerhead Resources, Inc., 9.00%, 07/10/22		4,789	4,310,100
Hess Corp.:
6.00%, 01/15/40		2,901	3,427,976
5.60%, 02/15/41		100	117,112
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26		200	203,600
Kinder Morgan Energy Partners LP:
5.80%, 03/15/35		1,086	1,314,845
6.50%, 02/01/37		5,007	6,245,529
6.95%, 01/15/38		401	531,276
6.38%, 03/01/41		655	822,595
5.63%, 09/01/41		85	98,903
5.00%, 03/01/43		3,147	3,451,589
Kinder Morgan, Inc., 4.30%, 03/01/28		6,665	7,267,629
Marathon Petroleum Corp.:
4.75%, 12/15/23		2,680	2,912,608
5.13%, 12/15/26		225	254,889
5.85%, 12/15/45		1,915	2,199,165
MPLX LP:
5.25%, 01/15/25(b)		850	892,792
4.13%, 03/01/27		17,599	18,486,676
4.25%, 12/01/27(b)		6,918	7,284,054
4.50%, 04/15/38		226	229,972
NGPL PipeCo LLC, 4.38%, 08/15/22(b)		7,204	7,483,020
Northwest Pipeline LLC, 4.00%, 04/01/27		10,855	11,560,202
NuStar Logistics LP, 4.80%, 09/01/20		5,090	5,153,625
Oasis Petroleum, Inc., 6.50%, 11/01/21		1,547	1,531,530
Occidental Petroleum Corp.:
4.85%, 03/15/21		119	122,580
2.60%, 08/13/21		3,745	3,772,712
0.00%, 10/10/36(i)		30,220	15,180,638
Odebrecht Offshore Drilling Finance Ltd.:
6.72%, 12/01/22(b)		1,016	995,121
7.72% (7.72% Cash or 7.72% PIK), 12/01/26(b)(m)		39	9,296
Odebrecht Oil & Gas Finance Ltd., 0.00%(b)(i)(l)		193	1,445
Pacific Drilling SA, 8.38%, 10/01/23(b)		1,396	1,273,850
Parsley Energy LLC/Parsley Finance Corp.:
6.25%, 06/01/24(b)		2,004	2,084,160
5.25%, 08/15/25(b)		500	513,750
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 06/01/22		184	188,784
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(b)		4,841	4,792,590
Puma International Financing SA:
5.13%, 10/06/24(b)		595	577,150
5.00%, 01/24/26(b)		1,709	1,593,643
Rockies Express Pipeline LLC, 5.63%, 04/15/20(b)		10,242	10,350,542
Sabine Pass Liquefaction LLC:
5.63%, 02/01/21		165	169,602
6.25%, 03/15/22		6,831	7,339,517

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC: (continued)
5.63%, 04/15/23	USD	7,074	$7,699,469
5.75%, 05/15/24		11,415	12,735,692
5.63%, 03/01/25		16,565	18,657,301
5.88%, 06/30/26		6,070	6,977,611
SM Energy Co., 1.50%, 07/01/21(h)		938	887,993
Spectra Energy Partners LP:
3.38%, 10/15/26		64	66,268
4.50%, 03/15/45		4,218	4,654,192
Suncor Energy, Inc.:
3.60%, 12/01/24		2,534	2,689,453
6.80%, 05/15/38(n)		1,770	2,521,668
6.50%, 06/15/38		1,163	1,618,978
Sunoco Logistics Partners Operations LP:
4.65%, 02/15/22		1,115	1,162,602
5.30%, 04/01/44		17	18,094
5.35%, 05/15/45		1,982	2,131,532
5.40%, 10/01/47		290	315,311
Talos Production LLC/Talos Production Finance, Inc., 11.00%, 04/03/22		5,130	5,245,425
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.13%, 02/01/25		154	159,775
Texas Eastern Transmission LP:
3.50%, 01/15/28(b)		4,350	4,469,117
4.15%, 01/15/48(b)		3,170	3,371,650
Total Capital Canada Ltd., 2.75%, 07/15/23		200	205,160
TransCanada PipeLines Ltd.:
3.75%, 10/16/23		293	308,780
4.88%, 01/15/26		10,936	12,244,480
4.25%, 05/15/28		3,315	3,682,287
4.63%, 03/01/34		1,850	2,110,257
5.85%, 03/15/36		1,026	1,268,961
6.20%, 10/15/37		286	373,208
4.75%, 05/15/38		612	699,197
7.63%, 01/15/39		40	60,023
6.10%, 06/01/40		4,116	5,449,476
5.10%, 03/15/49		27	32,954
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26		3,593	4,566,555
4.00%, 03/15/28		6,240	6,639,193
4.45%, 08/01/42		440	463,556
4.60%, 03/15/48		1,270	1,392,711
Valero Energy Corp.:
3.65%, 03/15/25		1,461	1,554,185
3.40%, 09/15/26		6,974	7,310,311
4.00%, 04/01/29		53	57,180
Western Midstream Operating LP:
4.00%, 07/01/22		940	963,559
4.65%, 07/01/26		2,305	2,360,342
5.45%, 04/01/44		720	637,997
Whiting Petroleum Corp., 1.25%, 04/01/20(h)		451	440,216
Williams Cos., Inc.:
4.55%, 06/24/24		1,879	2,028,685
3.90%, 01/15/25		1,098	1,156,336
3.75%, 06/15/27		2,379	2,481,439
7.50%, 01/15/31		2,180	2,845,176
5.75%, 06/24/44		3,190	3,780,612
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		770	770,062

			538,701,358

Paper & Forest Products — 0.2%
Celulosa Arauco y Constitucion SA:
4.25%, 04/30/29(b)		1,305	1,322,533
4.20%, 01/29/30(b)		1,718	1,727,127
5.15%, 01/29/50(b)		1,824	1,807,721
Daio Paper Corp., 0.00%, 09/17/20(h)(i)	JPY	140,000	1,342,993

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Paper & Forest Products (continued)
Eldorado Intl. Finance GmbH, 8.63%, 06/16/21(b)	USD	969	$1,011,697
Georgia-Pacific LLC:
5.40%, 11/01/20(b)		3,718	3,821,206
3.73%, 07/15/23(b)		3,907	4,090,556
3.60%, 03/01/25(b)		1,475	1,558,691
7.38%, 12/01/25		3,288	4,161,500
7.75%, 11/15/29		1,275	1,804,990
8.88%, 05/15/31		528	820,672
Suzano Austria GmbH:
5.00%, 01/15/30		1,075	1,129,558
7.00%, 03/16/47(b)		1,078	1,267,998

			25,867,242

Personal Products — 0.0%
Top Glove Labuan Ltd., 2.00%, 03/01/24(h)		800	814,513

Pharmaceuticals — 0.9%
Allergan Finance LLC, 3.25%, 10/01/22		975	996,595
Allergan Funding SCS:
3.80%, 03/15/25		12,976	13,636,576
4.55%, 03/15/35		7,054	7,711,553
Bausch Health Americas, Inc.:
9.25%, 04/01/26(b)		3,933	4,517,444
8.50%, 01/31/27(b)		4,589	5,225,953
Bausch Health Cos., Inc.:
6.50%, 03/15/22(b)		4,276	4,372,210
5.88%, 05/15/23(b)		2,538	2,560,208
9.00%, 12/15/25(b)		3,992	4,539,702
7.00%, 01/15/28(b)		1,897	2,093,909
7.25%, 05/30/29(b)		1,961	2,240,442
Bayer U.S. Finance II LLC:
2.85%, 04/15/25(b)		2,800	2,736,174
3.60%, 07/15/42(b)		2,845	2,474,106
Bristol-Myers Squibb Co.:
3.95%, 10/15/20(b)		840	853,711
2.25%, 08/15/21(b)		470	472,939
3.25%, 08/15/22(b)		4,110	4,246,983
3.55%, 08/15/22(b)		3,980	4,136,431
2.75%, 02/15/23(b)		5,783	5,893,948
3.25%, 02/20/23(b)		12,189	12,624,388
3.63%, 05/15/24(b)		48	50,731
3.20%, 06/15/26(b)		18,567	19,506,842
4.13%, 06/15/39(b)		10	11,542
Johnson & Johnson, 2.45%, 03/01/26		1,273	1,292,829
Luye Pharma Group Ltd., 1.50%, 07/09/24(h)		1,100	1,168,063
Merck & Co., Inc., 3.90%, 03/07/39		49	56,057
Pfizer, Inc.:
3.00%, 06/15/23		381	396,143
5.80%, 08/12/23		517	584,324
3.20%, 09/15/23		79	82,425
3.45%, 03/15/29		84	90,525
4.00%, 12/15/36		1,815	2,058,484
7.20%, 03/15/39		134	210,799
4.13%, 12/15/46		137	159,305
Shire Acquisitions Investments Ireland DAC:
2.88%, 09/23/23		4,400	4,483,675
3.20%, 09/23/26		10,946	11,280,888
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28		14,825	17,272,479
Teva Pharmaceutical Finance IV LLC, 2.25%, 03/18/20		4,322	4,324,550
Wyeth LLC, 5.95%, 04/01/37		6,154	8,406,255

			152,769,188

Real Estate Management & Development — 0.3%
Alam Synergy Pte Ltd., 6.63%, 04/24/22		415	357,929
Arrow Bidco LLC, 9.50%, 03/15/24(b)		2,177	2,079,035
Central China Real Estate Ltd.:
7.33%, 01/27/20		455	453,294

Security		Par (000)	Value

Real Estate Management & Development (continued)
Central China Real Estate Ltd.: (continued)
6.88%, 10/23/20	USD	500	$500,000
6.50%, 03/05/21		260	259,243
6.75%, 11/08/21		435	433,112
CFLD Cayman Investment Ltd.:
8.63%, 02/28/21		581	594,799
8.60%, 04/08/24		519	535,868
China Aoyuan Group Ltd., 7.95%, 02/19/23		1,965	2,082,900
China Evergrande Group:
9.50%, 04/11/22		665	634,456
4.25%, 02/14/23(h)	HKD	17,000	1,988,020
10.00%, 04/11/23	USD	600	567,750
7.50%, 06/28/23		800	696,250
8.75%, 06/28/25		900	771,469
China SCE Group Holdings Ltd.:
7.45%, 04/17/21		400	408,160
7.25%, 04/19/23		1,000	1,020,650
7.38%, 04/09/24		800	812,500
CIFI Holdings Group Co. Ltd.:
6.88%, 04/23/21		980	1,004,333
5.50%, 01/23/22		1,300	1,308,125
7.63%, 02/28/23		200	211,250
Country Garden Holdings Co. Ltd., 6.50%, 04/08/24		200	212,375
Esic Sukuk Ltd., 3.94%, 07/30/24		1,500	1,492,500
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21		510	512,231
11.75%, 04/17/22		230	235,404
7.95%, 07/05/22		530	497,869
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)		4,330	4,361,652
Forestar Group, Inc., 8.00%, 04/15/24(b)		9,456	10,283,400
Future Land Development Holdings Ltd.:
6.50%, 09/12/20		300	298,406
7.50%, 01/22/21		700	702,188
Global Prime Capital Pte Ltd., 7.25%, 04/26/21	.	440	452,720
Jingrui Holdings Ltd., 9.45%, 04/23/21		700	651,875
Kaisa Group Holdings Ltd.:
8.50%, 06/30/22		254	249,003
11.95%, 10/22/22		700	733,250
11.50%, 01/30/23		200	205,500
KWG Group Holdings Ltd., 5.88%, 11/10/24		200	190,625
Logan Property Holdings Co. Ltd., 6.50%, 07/16/23		200	206,063
Longfor Group Holdings Ltd., 3.95%, 09/16/29		620	620,969
New Metro Global Ltd., 6.50%, 04/23/21		600	596,562
No Va Land Investment Group Corp., 5.50%, 04/27/23(h)		1,500	1,468,594
NWD MTN Ltd., 4.13%, 07/18/29		1,200	1,198,500
Powerlong Real Estate Holdings Ltd., 7.13%, 11/08/22		620	627,348
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, 04/01/27(b)		410	427,819
RKPF Overseas 2019 A Ltd., 7.88%, 02/01/23		300	318,375
Ronshine China Holdings Ltd.:
11.25%, 08/22/21		265	282,225
8.75%, 10/25/22		530	551,200
8.95%, 01/22/23		705	738,047
Scenery Journey Ltd., 11.00%, 11/06/20		1,200	1,227,000
Shui On Development Holding Ltd.:
(5 yr. Swap Semi 30/360 US + 8.809%), 7.50%(h)(k)(l)		500	505,000
5.75%, 11/12/23		300	304,500
Singha Estate PCL, 2.00%, 07/20/22(h)		1,000	990,313
Sunac China Holdings Ltd.:
7.25%, 06/14/22		605	621,461
7.50%, 02/01/24		900	924,075

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Times China Holdings Ltd.:
7.63%, 02/21/22	USD	800	$826,856
5.75%, 04/26/22		500	498,570
Vanke Real Estate Hong Kong Co. Ltd., 3.15%, 05/12/25		1,650	1,644,890
Wanda Group Overseas Ltd., 7.50%, 07/24/22	.	640	616,000
Xinyuan Real Estate Co. Ltd., 9.88%, 03/19/20	.	410	388,475
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23		200	204,125
6.80%, 02/27/24		680	694,025
Yuzhou Properties Co. Ltd.:
6.00%, 10/25/23		620	606,050
8.50%, 02/26/24		700	727,563
Zhenro Properties Group Ltd.:
8.70%, 08/03/22		600	610,500
9.15%, 05/06/23		710	731,300

			56,954,546

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
3.40%, 09/01/24		380	401,952
3.00%, 04/01/25		315	327,934
6.15%, 05/01/37		889	1,246,174
5.75%, 05/01/40		4,663	6,296,115
5.05%, 03/01/41		399	494,612
4.40%, 03/15/42		98	113,559
CSX Corp.:
3.80%, 03/01/28		105	114,594
4.25%, 03/15/29		1,995	2,247,375
6.15%, 05/01/37		75	99,695
5.50%, 04/15/41		285	360,893
4.30%, 03/01/48		2,583	2,934,488
4.75%, 11/15/48		3,448	4,184,246
4.50%, 03/15/49		1,561	1,829,556
3.35%, 09/15/49		4,505	4,443,508
3.95%, 05/01/50		150	162,159
4.25%, 11/01/66		2,578	2,757,971
Norfolk Southern Corp.:
3.65%, 08/01/25		3,515	3,762,063
2.90%, 06/15/26		5,595	5,769,950
2.55%, 11/01/29		365	364,067
4.84%, 10/01/41		455	539,222
4.45%, 06/15/45		35	40,401
3.94%, 11/01/47		225	242,507
4.10%, 05/15/49		1,352	1,494,263
3.40%, 11/01/49		205	203,670
4.05%, 08/15/52		4,322	4,758,212
Penske Truck Leasing Co. LP/PTL Finance Corp.:
4.45%, 01/29/26(b)		950	1,024,296
3.40%, 11/15/26(b)		839	856,593
3.35%, 11/01/29(b)		930	929,351
Ryder System, Inc.:
2.25%, 09/01/21		66	66,157
2.80%, 03/01/22		66	66,826
2.50%, 09/01/22		345	346,762
3.40%, 03/01/23		2,600	2,681,635
Union Pacific Corp.:
3.15%, 03/01/24		2,339	2,435,110
2.75%, 03/01/26		4,737	4,854,953
3.38%, 02/01/35		3,813	3,951,897
3.60%, 09/15/37		4,839	5,048,640
4.38%, 09/10/38		227	260,272
3.55%, 08/15/39		317	329,424
4.05%, 11/15/45		100	108,857
3.84%, 03/20/60(b)		2,402	2,437,130
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		2,778	2,880,586

			73,467,675

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment — 0.7%
Analog Devices, Inc.:
3.90%, 12/15/25	USD	485	$521,422
3.50%, 12/05/26		2,953	3,098,397
Applied Materials, Inc.:
5.10%, 10/01/35		524	662,544
4.35%, 04/01/47		5,835	7,051,708
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 01/15/20		4,194	4,194,187
3.13%, 01/15/25		1,677	1,697,438
3.88%, 01/15/27		17,456	18,132,558
Broadcom, Inc., 4.25%, 04/15/26(b)		9,772	10,379,540
KLA-Tencor Corp.:
4.10%, 03/15/29		5,379	5,893,532
5.00%, 03/15/49		2,835	3,487,367
Lam Research Corp.:
2.75%, 03/15/20		3,359	3,360,695
3.75%, 03/15/26		6,728	7,213,393
4.88%, 03/15/49		2,870	3,594,114
NVIDIA Corp., 3.20%, 09/16/26		12,556	13,185,774
NXP BV/NXP Funding LLC:
4.13%, 06/01/21(b)		11,201	11,484,248
4.63%, 06/15/22(b)		2,400	2,529,667
4.63%, 06/01/23(b)		9,245	9,883,836
5.55%, 12/01/28(b)		92	107,538
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.88%, 06/18/26(b)		861	913,373
4.30%, 06/18/29(b)		3,759	4,064,924
QUALCOMM, Inc.:
4.65%, 05/20/35		253	300,785
4.80%, 05/20/45		1,964	2,406,462
4.30%, 05/20/47		2,155	2,472,383
Rohm Co. Ltd., 0.00%, 12/05/24(h)(i)	JPY	30,000	292,738
Texas Instruments, Inc.:
2.75%, 03/12/21	USD	360	363,709
2.25%, 05/01/23		2,000	2,025,058
2.90%, 11/03/27		110	115,200
2.25%, 09/04/29		3,635	3,589,233
3.88%, 03/15/39		1,405	1,588,411

			124,610,234

Software — 0.4%
Autodesk, Inc., 3.50%, 06/15/27		12,151	12,739,988
Microsoft Corp.:
3.50%, 02/12/35		7,913	8,719,137
4.20%, 11/03/35		3,239	3,853,633
3.45%, 08/08/36		16,115	17,662,257
4.45%, 11/03/45		219	274,231
3.70%, 08/08/46		4,795	5,421,963
Oracle Corp.:
2.50%, 05/15/22		1,038	1,051,629
3.40%, 07/08/24		1,065	1,124,305
2.65%, 07/15/26		6,339	6,484,702
3.25%, 11/15/27		2,554	2,706,919
3.90%, 05/15/35		7,077	7,893,482
3.85%, 07/15/36		473	518,628
3.80%, 11/15/37		1,136	1,241,600
5.38%, 07/15/40		2,990	3,886,528
4.13%, 05/15/45		1,025	1,158,258
4.00%, 07/15/46		780	868,270

			75,605,530

Specialty Retail — 0.1%
Home Depot, Inc.:
1.80%, 06/05/20		201	200,892
3.75%, 02/15/24		1,721	1,837,678
3.90%, 12/06/28		608	682,836
2.95%, 06/15/29		4,339	4,514,746
5.88%, 12/16/36		245	338,218

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail (continued)
Lowe’s Cos., Inc.:
4.65%, 04/15/42	USD	118	$135,305
4.38%, 09/15/45		4,365	4,872,417
3.70%, 04/15/46		70	71,408
4.05%, 05/03/47		1,726	1,864,665

			14,518,165

Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc.:
3.00%, 02/09/24		4,160	4,320,401
2.85%, 05/11/24		377	389,984
3.20%, 05/13/25		84	88,762
3.25%, 02/23/26		158	167,334
3.35%, 02/09/27		496	528,332
3.85%, 05/04/43		19,526	21,891,211
4.38%, 05/13/45		33	40,073
4.25%, 02/09/47		178	213,132
Dell International LLC/EMC Corp.:
5.88%, 06/15/21(b)		307	311,798
8.10%, 07/15/36(b)		7,500	9,862,034
8.35%, 07/15/46(b)		5	6,890
EMC Corp., 2.65%, 06/01/20		310	310,056
Hewlett Packard Enterprise Co.:
3.60%, 10/15/20		58	58,659
4.40%, 10/15/22		640	676,243
6.35%, 10/15/45		2,500	3,010,332
HP, Inc., 6.00%, 09/15/41		1,215	1,347,195
Seagate HDD Cayman:
4.25%, 03/01/22		643	665,581
5.75%, 12/01/34		1,250	1,309,611

			45,197,628

Thrifts & Mortgage Finance — 0.0%
Mongolian Mortgage Corp. Hfc LLC, 9.75%, 01/29/22		800	776,750
Nationstar Mortgage Holdings, Inc.:
8.13%, 07/15/23(b)		2,745	2,905,637
9.13%, 07/15/26(b)		2,249	2,490,768

			6,173,155

Tobacco — 0.5%
Altria Group, Inc.:
4.40%, 02/14/26		8,970	9,751,700
4.80%, 02/14/29		7,175	7,997,721
5.80%, 02/14/39		14,181	16,684,162
6.20%, 02/14/59		559	666,095
BAT Capital Corp.:
3.22%, 09/06/26		1,960	1,975,029
3.56%, 08/15/27		5,835	5,957,687
4.54%, 08/15/47		3,632	3,652,785
Philip Morris International, Inc.:
2.13%, 05/10/23		170	170,518
2.88%, 05/01/24		4,380	4,508,697
4.50%, 03/20/42		1,110	1,261,522
Reynolds American, Inc.:
4.45%, 06/12/25		15,599	16,798,332
5.70%, 08/15/35		329	382,512
5.85%, 08/15/45		7,982	9,160,885

			78,967,645

Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc.:
5.88%, 05/15/26(b)		1,723	1,830,687
4.00%, 01/15/28(b)		1,868	1,896,020
Ashtead Capital, Inc.:
4.13%, 08/15/25(b)		998	1,025,445
5.25%, 08/01/26(b)		330	353,100
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(b)		3,424	3,441,120

Security		Par (000)	Value

Trading Companies & Distributors (continued)
GATX Corp., 2.60%, 03/30/20	USD	2,962	$2,963,782
H&E Equipment Services, Inc., 5.63%, 09/01/25		2,694	2,821,965
Herc Holdings, Inc., 5.50%, 07/15/27(b)		3,403	3,581,657

			17,913,776

Transportation Infrastructure — 0.0%
Adani Ports & Special Economic Zone Ltd.:
4.00%, 07/30/27		203	205,601
4.38%, 07/03/29		1,275	1,314,445
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		706	784,542
Rumo Luxembourg Sarl, 5.88%, 01/18/25(b)		2,174	2,324,142

			4,628,730

Wireless Telecommunication Services — 0.3%
Digicel Group Two Ltd., 8.25%, 09/30/22(b)		3,096	721,721
Digicel Ltd.:
6.00%, 04/15/21(b)		2,289	1,774,662
6.75%, 03/01/23(b)		233	135,286
Kenbourne Invest SA, 6.88%, 11/26/24(b)		3,480	3,627,900
Millicom International Cellular SA, 6.63%, 10/15/26(b)		1,100	1,214,813
Sprint Communications, Inc., 7.00%, 03/01/20(b)		1,024	1,029,448
Sprint Corp.:
7.88%, 09/15/23		312	344,239
7.13%, 06/15/24		156	168,285
7.63%, 02/15/25		4,480	4,916,128
7.63%, 03/01/26		4,516	4,980,245
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23(b)		7,225	7,289,618
Vodafone Group PLC:
3.75%, 01/16/24		3,254	3,442,103
4.13%, 05/30/25		3,461	3,759,591
4.38%, 05/30/28		562	623,122
5.00%, 05/30/38		527	610,302
4.38%, 02/19/43		3,084	3,312,165
5.25%, 05/30/48		9,378	11,265,064
5.13%, 06/19/59		7	8,230

			49,222,922

Total Corporate Bonds — 33.0% (Cost: $5,380,895,820)			5,591,130,583

Floating Rate Loan Interests(a) — 2.5%

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., Refinancing Term Loan (2018) (1 mo. LIBOR US + 2.000%, 0.000% Floor), 3.80%, 02/24/25		7,638	7,676,648

Airlines — 0.2%
Allegiant Travel Co., Class B Term Loan (3 mo. LIBOR US + 4.500%, 0.000% Floor), 6.39%, 02/05/24(c)		7,263	7,308,509
Gol Luxco SA, Term Loan (6 mo. FIXED US + 6.500%, 0.000% Floor), 6.50%, 08/31/20(c)(o)		7,462	7,536,620
Kestrel Bidco, Inc., Term Loan (1 mo. LIBOR US + 3.000%, 1.000% Floor), 4.72%, 12/11/26		14,767	14,885,727

			29,730,856

Banks — 0.1%
Goldman Sachs Bank USA, Term Loan B (MFA) (1 mo. LIBOR US + .000%, 0.250% Floor), 4.12%, 09/17/20 (c)		10,971	10,943,402

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	value

Biotechnology — 0.0%
Grifols Worldwide Operations Ltd., Dollar Tranche B Term Loan (1 mo. LIBOR US + 2.000%, 0.000% Floor), 3.74%, 11/15/27	USD	7,258	$7,314,342

Building Products — 0.0%
Jeld-Wen, Inc., Term B-4 Loan (3 mo. LIBOR US + 2.000%, 0.000% Floor), 3.94%, 12/14/24		2,912	2,913,365
TAMKO Building Products LLC:
Initial Term Loan (1 mo. LIBOR US + 3.250%, 0.000% Floor), 5.16%, 05/29/26		3,169	3,192,936
Initial Term Loan (1 mo. LIBOR US + 3.250%, 0.000% Floor), 5.05%, 05/29/26(c)		624	629,008

			6,735,309

Capital Markets — 0.1%
LSTAR Securities Financing Vehicle LLC, Loan (1 mo. LIBOR US + 2.000%, 0.000% Floor), 4.44%, 05/30/22(c)		23,284	23,284,389

Commercial Services & Supplies — 0.1%
621 17th Street Operating Co. LLC (633 17th Street Operating Co. LLC), Loan (1 mo. LIBOR US + 2.900%, 0.000% Floor), 4.64%, 05/15/20(c)		8,600	8,625,800
KAR Auction Services, Inc., Tranche B-6 Term Loan (1 mo. LIBOR US + 2.250%, 0.000% Floor), 4.06%, 09/19/26		1,077	1,084,168

			9,709,968

Construction & Engineering — 0.0%
PLH Infrastructure Services, Inc., Term Loan (3 mo. LIBOR US + 6.000%, 0.000% Floor), 7.89%, 08/07/23(c)		2,672	2,564,981
Ply Gem Midco, Inc., Initial Term Loan (1 mo. LIBOR US + 3.750%, 0.000% Floor), 5.49%, 04/12/25		3,119	3,108,461

			5,673,442

Construction Materials — 0.0%
Advanced Drainage Systems, Inc., Initial Term Loan (1 mo. LIBOR US + 2.250%, 0.000% Floor), 4.00%, 07/31/26		1,107	1,114,240

Diversified Financial Services — 0.4%
18 Fremont Street Acquisition LLC, Term Loan (6 mo. LIBOR US + 8.000%, 1.500% Floor), 10.04%, 08/09/25		12,000	12,060,274
BSREP II Houston Office 1HC Owner LLC, Mezzanine Loan (1 mo. LIBOR US + 2.100%, 0.000% Floor), 3.81%, 01/09/21		13,000	13,000,000
Connect Finco S.a.r.l., Initial Term Loan (1 mo. LIBOR US + 4.500%, 1.000% Floor), 6.29%, 12/11/26		1,037	1,040,886
Goldman Sachs Lending Partners LLC, Term Loan A (MFA) (1 mo. LIBOR US + .000%, 0.250% Floor), 4.12%, 08/26/20(c)		4,640	4,627,931
Intelsat Jackson Holdings SA:
Tranche B-3 Term Loan (3 mo. LIBOR US + 3.750%, 1.000% Floor), 5.68%, 11/27/23		1,275	1,276,135
Tranche B-4 Term Loan (6 mo. LIBOR US + 4.500%, 1.000% Floor), 6.43%, 01/02/24		1,458	1,468,479
Pretium Mortgage Credit Partners I LP, Term Loan B1 (1 yr. LIBOR US + 2.000%, 0.000% Floor), 3.96%, 10/21/20(c)		10,590	10,590,358

Security		Par (000)	value

Diversified Financial Services (continued)
RNTR-1 LLC (AKA Seer Sylvan), Initial Term Loan (1 mo. LIBOR US + 2.375%, 0.250% Floor), 4.28%, 12/20/21(c)	USD	7,860	$7,840,350
Stars Group Holdings BV, USD Term Loan (3 mo. LIBOR US + 3.500%, 0.000% Floor), 5.44%, 07/10/25		9,697	9,773,368

			61,677,781

Electronic Equipment, Instruments & Components — 0.0%
Robertshaw U.S. Holding Corp. (FKA Fox U.S. Bidco Corp.), Initial Term Loan (Second Lien) (1 mo. LIBOR US + 8.000%, 1.000% Floor), 9.81%, 02/28/26(c)		1,795	1,436,000

Energy Equipment & Services — 0.1%
Bristow Group, Inc., Term Loan (1 mo. LIBOR US + 8.000%, 2.500% Floor), 10.50%, 05/10/22(c)		1,738	1,739,795
Pioneer Energy Services Corp. (FKA Pioneer Drilling Co.), Term Loan (1 mo. LIBOR US + 7.750%, 1.000% Floor), 9.55%, 11/08/22(c)		6,928	6,651,063

			8,390,858

Equity Real Estate Investment Trusts (REITs) — 0.1%
VICI Properties 1 LLC, Term B Loan (1 mo. LIBOR US + 2.000%, 0.000% Floor), 3.79%, 12/20/24		8,361	8,395,987

Food Products — 0.0%
JBS USA Lux SA (FKA JBS USA LLC), New Term Loan (1 mo. LIBOR US + 2.000%, 0.000% Floor), 3.80%, 05/01/26		4,757	4,784,786

Health Care Providers & Services — 0.1%
Acadia Healthcare Co., Inc., Tranche B-4 Term Loan (1 mo. LIBOR US + 2.500%, 0.000% Floor), 4.30%, 02/16/23		7,502	7,513,105
Select Medical Corp., Tranche B Term Loan (3 mo. LIBOR US + 2.500%, 0.000% Floor), 4.58%, 03/06/25		1,155	1,156,109

			8,669,214

Hotels, Restaurants & Leisure — 0.3%
Aimbridge Acquisition Co., Inc., Initial Term Loan (2019) (First Lien) (1 mo. LIBOR US + 3.750%, 0.000% Floor), 5.54%, 02/02/26(c)		3,943	3,972,838
DuPont Hotel Project Owner LLC, Loan (1 mo. LIBOR US + 2.500%, 1.000% Floor), 4.21%, 04/01/24(c)		12,000	12,036,000
Golden Nugget, Inc. (AKA Landry’s, Inc.):
Initial B Term Loan (3 mo. LIBOR US + 2.750%, 0.750% Floor), 4.55%, 10/04/23		96	96,491
Initial B Term Loan (3 mo. LIBOR US + 2.750%, 0.750% Floor), 4.68%, 10/04/23		2,395	2,400,691
Initial B Term Loan (3 mo. LIBOR US + 2.750%, 0.750% Floor), 4.72%, 10/04/23		2,115	2,120,583
MGM Growth Properties Operating Partnership LP, Term B Loan (1 mo. LIBOR US + 2.000%, 0.000% Floor), 3.80%, 03/21/25		8,996	9,025,613
PCI Gaming Authority, Term B Facility Loan (1 mo. LIBOR US + 2.500%, 0.000% Floor), 4.30%, 05/29/26		6,799	6,838,537

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	value

Hotels, Restaurants & Leisure (continued)
Spectacle Gary Holdings LLC:
Delayed Draw Term Loan, 9.00%, 11/06/25(c)(p)	USD	1,006	$1,016,483
Term Loan B, 9.00%, 11/06/25(c)(p)		13,889	14,027,467

			51,534,703

Machinery — 0.0%
Gates Global LLC, Initial B-2 Dollar Term Loan (1 mo. LIBOR US + 2.750%, 1.000% Floor), 4.55%, 04/01/24		986	986,259

Media — 0.2%
Burlingame Point LLC, Term Loan, 0.00%, 05/09/23(p)		13,166	13,166,348
Charter Communications Operating LLC (AKA CCO Safari LLC), Term A-4 Loan (1 mo. LIBOR US + 1.250%, 0.000% Floor), 3.05%, 02/01/25(c)		6,989	6,954,271
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), September 2019 Initial Term Loan (1 mo. LIBOR US + 2.500%, 0.000% Floor), 4.24%, 04/15/27(c)		4,549	4,564,061
Lamar Media Corp., Term B Loan (1 mo. LIBOR US + 1.750%, 0.000% Floor), 3.56%, 03/14/25(p)		477	479,109

			25,163,789

Metals & Mining — 0.0%
Samarco Mineracao SA, Term Loan, 1.40%, 12/02/18(c)(f)(j)(p)		1,122	785,534

Oil, Gas & Consumable Fuels — 0.3%
BCP Raptor II LLC, Initial Term Loan (1 mo. LIBOR US + 4.750%, 0.000% Floor), 6.55%, 11/03/25		9,499	8,739,324
Buckeye Partners LP, Initial Term Loan (1 mo. LIBOR US + 2.750%, 0.000% Floor), 4.44%, 11/01/26		11,636	11,728,157
California Resources Corp.:
Initial Loan (1 mo. LIBOR US + 4.750%, 1.000% Floor), 6.55%, 12/31/22		8,708	7,761,005
Loan (1 mo. LIBOR US + 10.375%, 1.000% Floor), 12.18%, 12/31/21		7,760	5,755,359
Chesapeake Energy Corp., Class A Term Loan, 8.00%, 06/24/24(p)		15,648	16,091,308

			50,075,153
Real Estate Management & Development — 0.1%
BRE Park Avenue Tower Owner LLC, Mezzanine A Loan (1 mo. LIBOR US + 2.053%, 0.000% Floor), 3.76%, 03/09/24(c)		17,000	17,000,000

Road & Rail — 0.0%
Genesee & Wyoming, Inc., Term Loan, 2.00%, 11/06/26(p)		4,258	4,294,491

Software — 0.1%
Interface Security Systems LLC, Initial Term Loan (1 mo. LIBOR US + 7.000%, 1.750% Floor), 8.80%, 08/07/23(c)		5,536	5,383,760
Playtika Holding Corp., Term B Loan (1 mo. LIBOR US + 6.000%, 1.000% Floor), 7.80%, 12/10/24		12,754	12,875,570

			18,259,330

Security		Par (000)	value

Technology Hardware, Storage & Peripherals — 0.1%
Aligned Energy Data Centers (SLC) Propco LLC, Term Loan (1 mo. LIBOR US + 3.500%, 0.000% Floor), 5.21%, 10/09/23(c)	USD	11,886	$11,886,364
Everi Payments, Inc., Term B Loan, 2.75%, 05/09/24(p)		821	823,920

			12,710,284

Thrifts & Mortgage Finance — 0.2%
Caliber Home Loans, Inc., Term Loan (1 mo. LIBOR US + 3.250%, 0.000% Floor), 5.03%, 04/24/21(c)		14,581	14,544,457
Roundpoint Mortgage Servicing Corp., Closing Date Term Loan (1 mo. LIBOR US + 3.375%, 0.000% Floor), 5.07%, 08/27/20(c)		17,753	17,746,338

			32,290,795

Trading Companies & Distributors — 0.0%
Foundation Building Materials Holding Company LLC, Term Loan (1 mo. LIBOR US + 3.000%, 0.000% Floor), 4.80%, 08/13/25		3,970	3,982,326

Total Floating Rate Loan Interests — 2.5% (Cost: $413,868,619)			412,619,886

Foreign Agency Obligations — 1.0%

Brazil — 0.1%
Petrobras Global Finance BV:
8.75%, 05/23/26		3,094	3,974,243
7.38%, 01/17/27		3,629	4,420,122
6.00%, 01/27/28		1,454	1,655,743
7.25%, 03/17/44		6,802	8,249,551
6.85%, 06/05/2115		3,264	3,737,280

			22,036,939

China — 0.1%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	800	890,634
China Construction Bank Corp., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.880%), 4.25%, 02/27/29(k)	USD	805	845,250
China Minmetals Corp., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 4.717%), 3.75%(k)(l)		339	341,013
China Resources Land Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 5.139%), 3.75%(k)(l)		1,450	1,453,625
Chinalco Capital Holdings Ltd.:
(5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 5.788%), 4.10%(k)(l)		735	742,350
4.25%, 04/21/22		1,025	1,039,709
CNAC HK Finbridge Co. Ltd., 4.63%, 03/14/23		1,675	1,759,797
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		2,857	2,877,987
Franshion Brilliant Ltd., 4.25%, 07/23/29		1,000	1,008,750
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		500	473,325
HBIS Group Hong Kong Co. Ltd., 4.25%, 04/07/20		492	491,693
Huarong Finance 2019 Co. Ltd.:
3.25%, 11/13/24		2,300	2,304,744
4.50%, 05/29/29		1,500	1,585,313

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China (continued)
Huarong Finance 2019 Co. Ltd.: (continued)
3.88%, 11/13/29	USD	1,600	$1,612,995
Inner Mongolia High-Grade High Way Construction And Development Co. Ltd., 4.38%, 12/04/20		300	298,710
Leader Goal International Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 6.919%), 4.25%(k)(l)		700	712,688
Rongshi International Finance Ltd., 3.75%, 05/21/29		1,945	2,053,798
Sino-Ocean Land Treasure IV Ltd.:
5.25%, 04/30/22		480	497,244
4.75%, 08/05/29		715	710,978

			21,700,603

Colombia — 0.1%
Ecopetrol SA:
5.38%, 06/26/26		1,183	1,326,439
7.38%, 09/18/43		2,035	2,744,070
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)		1,400	1,457,750

			5,528,259

Hong Kong — 0.0%
Joy Treasure Assets Holdings, Inc.:
4.50%, 03/20/29		470	508,922
3.50%, 09/24/29		1,565	1,568,423

			2,077,345

India — 0.0%
Greenko Solar Mauritius Ltd., 5.55%, 01/29/25	.	200	202,250
Oil India Ltd., 5.13%, 02/04/29		880	977,075
Power Finance Corp. Ltd.:
3.75%, 06/18/24		1,060	1,077,726
3.75%, 12/06/27		1,130	1,120,466
4.50%, 06/18/29		893	921,185
REC Ltd., 4.63%, 03/22/28		670	695,125

			4,993,827

Indonesia — 0.0%
Pertamina Persero PT, 4.70%, 07/30/49		625	667,188
Perusahaan Listrik Negara PT, 4.88%, 07/17/49		850	918,000

			1,585,188

Malaysia — 0.0%
1MDB Energy Ltd., 5.99%, 05/11/22		1,500	1,578,750

Mexico — 0.6%
Petroleos Mexicanos:
6.38%, 02/04/21		5,442	5,649,476
(3 mo. LIBOR US + 3.650%), 5.54%, 03/11/22(a)		1,086	1,131,498
4.50%, 01/23/26		1,393	1,384,503
6.88%, 08/04/26		4,512	4,954,176
6.49%, 01/23/27(b)		6,521	6,944,865
6.50%, 03/13/27		52,356	55,469,873
5.35%, 02/12/28		6,035	5,974,650
6.63%, 06/15/35		3,208	3,281,784
7.69%, 01/23/50(b)		5,177	5,672,491

			90,463,316

Saudi Arabia — 0.0%
SABIC Capital II BV, 4.00%, 10/10/23(b)		1,864	1,960,462
Saudi Telecom Co., 3.89%, 05/13/29(b)		1,699	1,813,683

			3,774,145

Singapore — 0.0%
BOC Aviation Ltd., 3.00%, 09/11/29		2,000	1,961,379

Security		Par (000)	Value

South Africa — 0.0%
Eskom Holdings SOC Ltd.:
6.75%, 08/06/23(b)	USD	2,325	$2,365,687
7.13%, 02/11/25(b)		656	669,940

			3,035,627

United Arab Emirates — 0.1%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47		1,100	1,270,500
MDGH — GMTN BV:
2.50%, 11/07/24(b)		5,309	5,322,272
2.88%, 11/07/29(b)		1,779	1,795,122
3.70%, 11/07/49		1,875	1,950,000

			10,337,894

United States — 0.0%
Citgo Holding, Inc., 9.25%, 08/01/24(b)		1,775	1,903,687

Total Foreign Agency Obligations — 1.0% (Cost: $163,946,023)			170,976,959

Foreign Government Obligations — 2.5%

Argentina — 0.1%
Republic of Argentina:
3.38%, 10/12/20	CHF	385	233,315
4.63%, 01/11/23	USD	1,871	933,161
7.50%, 04/22/26		2,142	1,109,154
5.88%, 01/11/28		8,423	3,956,178
7.13%, 07/06/36		3,371	1,612,813
6.88%, 01/11/48		5,442	2,605,357

			10,449,978

China — 0.0%
People’s Republic of China, 3.30%, 07/04/23	CNH	3,500	511,100

Colombia — 0.2%
Republic of Colombia, 3.88%, 04/25/27	USD	35,230	37,343,800

Egypt — 0.1%
Arab Republic of Egypt:
15.90%, 07/02/24	EGP	13,550	907,778
7.50%, 01/31/27	USD	2,338	2,603,217
16.10%, 05/07/29	EGP	60,647	4,238,210
5.63%, 04/16/30	EUR	2,767	3,204,630
6.38%, 04/11/31(b)		2,459	2,947,904
6.88%, 04/30/40	USD	1,527	1,540,838
8.15%, 11/20/59(b)		713	762,910

			16,205,487

Hungary — 0.1%
Republic of Hungary, 5.38%, 03/25/24		8,710	9,796,028

Indonesia — 0.4%
Republic of Indonesia:
4.10%, 04/24/28		5,130	5,569,256
8.25%, 05/15/29	IDR	249,413,000	19,529,042
6.63%, 05/15/33		25,942,000	1,738,810
8.38%, 03/15/34		132,134,000	10,250,914
7.50%, 06/15/35		153,315,000	11,016,151
8.38%, 04/15/39		222,188,000	17,185,260

			65,289,433

Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22	USD	775	724,431

Mexico — 0.7%
United Mexican States:
6.50%, 06/09/22	MXN	214,818	11,285,541
8.00%, 12/07/23		194,194	10,684,769

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mexico (continued)
United Mexican States: (continued)
8.00%, 09/05/24	MXN	151,314	$8,385,321
10.00%, 12/05/24		453,941	27,206,793
5.75%, 03/05/26		78,245	3,916,111
4.15%, 03/28/27	USD	53,967	57,795,284

			119,273,819

Panama — 0.1%
Republic of Panama, 3.88%, 03/17/28		16,318	17,801,918

Peru — 0.1%
Republic of Peru:
4.13%, 08/25/27		14,574	16,322,880
5.35%, 08/12/40(b)	PEN	9,500	2,897,959

			19,220,839

Philippines — 0.1%
Republic of the Philippines, 3.00%, 02/01/28	USD	22,148	23,005,571

Russia — 0.3%
Russian Federation:
7.10%, 10/16/24	RUB	1,191,603	20,100,276
8.50%, 09/17/31		1,728,456	32,841,813

			52,942,089

Saudi Arabia — 0.1%
Kingdom of Saudi Arabia:
3.25%, 10/26/26	USD	2,695	2,782,588
4.38%, 04/16/29		5,723	6,395,453

			9,178,041

Sri Lanka — 0.0%
Republic of Sri Lanka:
6.85%, 03/14/24		425	430,945
7.55%, 03/28/30		1,000	987,434

			1,418,379

Turkey — 0.0%
Republic of Turkey, 7.63%, 04/26/29		4,710	5,213,381

Ukraine — 0.1%
Ukraine Government, 9.75%, 11/01/28		7,998	9,727,568

United Arab Emirates — 0.0%
Emirate of Abu Dhabi:
2.13%, 09/30/24(b)		2,395	2,386,019
3.13%, 09/30/49		1,925	1,877,477

			4,263,496

Uruguay — 0.1%
Republic of Uruguay, 4.38%, 10/27/27		19,388	21,412,012

Total Foreign Government Obligations — 2.5% (Cost: $408,289,359)			423,777,370

		Shares

Investment Companies — 0.2%
Invesco Senior Loan ETF		68,385	1,560,546
SPDR Bloomberg Barclays High Yield Bond ETF		70,545	7,727,499
VanEck Vectors Gold Miners ETF		45,664	1,337,042
VanEck Vectors JPMorgan EM Local Currency Bond ETF		726,933	24,722,991

Total Investment Companies — 0.2% (Cost: $34,538,827)			35,348,078

Security		Par (000)	Value

Non-Agency Mortgage-Backed Securities — 5.1%

Collateralized Mortgage Obligations — 1.5%
American Home Mortgage Assets Trust:
Series 2006-3, Class 2A11, (12 mo. Federal Reserve Cumulative Average US + 0.940%), 3.18%, 10/25/46(a)	USD	913	$812,786
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.210%), 2.00%, 10/25/46(a)		2,566	1,755,458
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.920%), 3.16%, 11/25/46(a)		3,604	1,733,396
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.700%), 2.94%, 02/25/47(a)		812	490,749
APS Resecuritization Trust:
Series 2016-1, Class 1MZ, 4.33%, 07/31/57(b)(d)		7,099	2,664,903
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.850%), 4.64%, 09/27/46(a)(b)		5,478	5,589,938
Series 2016-3, Class 4A, (1 mo. LIBOR US + 2.600%), 4.39%, 04/27/47(a)(b)(c)		1,101	1,102,741
ARI Investments LLC:
Series 2017-1, Class A, 5.13%, 01/06/25(c)(d)		2,921	2,921,249
Series 2019-1, 0.00%, 01/30/25(c)(d)		3,178	3,177,920
Banc of America Funding Trust:
Series 2014-R2, Class 1C, 0.00%, 11/26/36(b)(d)		4,060	1,006,878
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(b)(c)(d)		1,475	1,531,302
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC9, Class A5, 6.25%, 12/25/35(e)		245	239,292
Bear Stearns Mortgage Funding Trust:
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.280%), 2.07%, 08/25/36(a)		1,476	1,470,315
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.170%), 1.96%, 03/25/37(a)		462	434,266
Series 2007-AR3, Class 1A1, (1 mo. LIBOR US + 0.140%), 1.93%, 03/25/37(a)		699	673,473
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.00%, 06/25/37(a)		742	721,792
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.24%, 12/25/35(b)(d)(u)		3	3,058
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		25,309	18,294,500
Citicorp Mortgage Securities Trust:
Series 2007-9, Class 1A1, 6.25%, 12/25/37		1,955	1,734,003
Series 2008-2, Class 1A1, 6.50%, 06/25/38		6,142	5,335,623
Citigroup Mortgage Loan Trust, Series 2007-2, Class 2A, 6.00%, 11/25/36		15	15,604
Countrywide Alternative Loan Trust:
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.350%), 2.14%, 06/25/35(a)		4,149	3,613,664
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.600%), 2.39%, 01/25/36(a)		686	644,129
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.000%), 3.24%, 02/25/36(a)		848	800,186

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust: (continued)
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36	USD	1,838	$1,402,235
Series 2006-15CB, Class A1, 6.50%, 06/25/36		425	313,148
Series 2006-23CB, Class 2A5, (1 mo. LIBOR US + 0.400%), 2.19%, 08/25/36(a)		6,023	1,911,058
Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.730%), 3.97%, 11/25/46(a)		3,569	3,157,923
Series 2006-OA16, Class A4C, (1 mo. LIBOR US + 0.340%), 2.13%, 10/25/46(a)		4,142	2,517,997
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.190%), 1.96%, 03/20/47(a)		9,446	8,122,745
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.190%), 1.98%, 07/25/46(a)		511	498,317
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.230%), 2.02%, 11/25/36(a)		1,647	1,361,577
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.250%), 2.04%, 07/25/46(a)		2,415	2,014,474
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		389	270,465
Series 2007-OA3, Class 1A1, (1 mo. LIBOR US + 0.140%), 1.93%, 04/25/47(a)		1,131	1,051,936
Series 2007-OA3, Class 2A2, (1 mo. LIBOR US + 0.180%), 1.97%, 04/25/47(a)		102	23,375
Series 2007-OA8, Class 2A1, (1 mo. LIBOR US + 0.180%), 1.97%, 06/25/47(a)		403	324,088
Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.240%), 2.03%, 08/25/47(a)		511	418,719
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, (1 mo. LIBOR US + 0.540%), 2.33%, 02/25/35(a)		279	270,413
Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 3.20%, 04/25/46(a)		1,487	698,774
Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.200%), 1.99%, 04/25/46(a)		732	696,820
Series 2007-15, Class 2A2, 6.50%, 09/25/37		9,841	6,773,157
Credit Suisse Commercial Mortgage Trust:
Series 19-JR1, Class A1, 4.10%, 09/27/66(b)(d)		39,468	39,511,725
Series 2009-12R, Class 3A1, 6.50%, 10/27/37(b)		8,103	4,463,642
Series 2009-5R, Class 4A4, 4.16%, 06/25/36(b)(d)		2,005	1,839,825
Series 2014-11R, Class 16A1, 3.98%, 09/27/47(b)(d)		1,599	1,626,550
Series 2014-4R, Class 16A3, (1 mo. LIBOR US + 0.200%), 0.00%, 02/27/36(a)(b)(c)		772	728,336
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.120%), 1.83%, 08/27/36(a)(b)		1,485	1,305,552
Series 2015-6R, Class 5A1, (1 mo. LIBOR US + 0.180%), 2.07%, 03/27/36(a)(b)		68	67,604
Series 2015-6R, Class 5A2, (1 mo. LIBOR US + 0.180%), 2.07%, 03/27/36(a)(b)		2,721	2,079,518
Series 2019-RPL4, Class A1, 3.83%, 08/26/58(b)		6,147	6,195,020
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 1.350%), 3.14%, 11/25/35(a)		1,306	377,011

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, (1 mo. LIBOR US + 0.170%), 1.96%, 08/25/47(a)	USD	1,354	$953,671
Deutsche Alt-A Securities, Inc., Series 2007-RS1, Class A2, (1 mo. LIBOR US + 0.500%), 2.20%, 01/27/37(a)(b)		77	74,202
Deutsche Alt-B Securities Mortgage Loan Trust:
Series 2006-AB3, Class A3, 6.51%, 07/25/36(d)		521	486,459
Series 2006-AB3, Class A8, 6.36%, 07/25/36(d)		333	310,215
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.000%), 4.24%, 03/25/36(a)		910	907,856
GSR Mortgage Loan Trust:
Series 2006-OA1, Class 1A1, (1 mo. LIBOR US + 0.220%), 2.01%, 08/25/46(a)		18,317	7,047,338
Series 2007-1F, Class 2A4, 5.50%, 01/25/37		267	296,911
HarborView Mortgage Loan Trust:
Series 2006-12, Class 1A1A, (1 mo. LIBOR US + 0.205%), 1.97%, 12/19/36(a)		14,921	13,207,956
Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.250%), 2.01%, 07/19/47(a)		801	733,226
Impac CMB Trust:
Series 2004-11, Class 1A2, (1 mo. LIBOR US + 0.520%), 2.31%, 03/25/35(a)		1,392	1,383,386
Series 2005-6, Class 1A1, (1 mo. LIBOR US + 0.500%), 2.29%, 10/25/35(a)		1,068	1,051,435
IndyMac INDX Mortgage Loan Trust:
Series 2007-AR19, Class 3A1, 3.61%, 09/25/37(d)		3,217	2,260,234
Series 2007-FLX5, Class 2A2, (1 mo. LIBOR US + 0.240%), 2.03%, 08/25/37(a)		1,133	1,004,276
JPMorgan Alternative Loan Trust:
Series 2007-A1, Class 1A4, (1 mo. LIBOR US + 0.210%), 2.00%, 03/25/37(a)		1,733	1,673,312
Series 2007-A2, Class 2A1, 4.09%, 05/25/37(d)		390	353,818
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A 4.00%, 12/25/54(b)(d)		9,180	9,249,471
Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.150%), 2.94%, 12/25/37(a)		1,034	1,015,261
LSTAR Securities Investment Trust:
Series 2019-1, Class A1, (1 mo. LIBOR US + 1.700%), 3.48%, 03/01/24(a)(b)		3,182	3,181,606
Series 2019-2, Class A1, (1 mo. LIBOR US + 1.500%), 3.28%, 04/01/24(a)(b)		3,940	3,937,704
MASTR Resecuritization Trust, Series 2008-3, Class A1, 2.14%, 08/25/37(b)(c)(d)		1,233	977,205
MCM Trust:
Series 2018-NPL1, Class A, 4.00%, 06/25/58(b)(d)		2,121	2,137,395
Series 2018-NPL1, Class B, 0.00%, 06/25/58(b)(c)(d)		8,858	1,239,249
Series 2018-NPL2, Class A, 4.00%, 10/25/28(b)(c)(e)		5,511	5,551,567
Series 2018-NPL2, Class B, 0.00%, 10/25/28(b)(c)		14,597	3,231,706
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.210%), 2.00%, 04/25/37(a)		2,505	2,182,648

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 3.97%, 05/25/36(d)	USD	1,564	$1,465,008
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.340%), 2.05%, 04/16/36(a)(b)		8,275	7,258,778
New Residential Mortgage Loan Trust:
Series 2019-2A, Class A1, 4.25%, 12/25/57(b)(d)		2,205	2,297,489
Series 2019-RPL1, Class A1, 4.34%, 02/26/24(b)(e)		6,707	6,730,622
Nomura Asset Acceptance Corp. Alternative Loan Trust:
Series 2001-R1A, Class A, 7.00%, 02/19/30(b)(d)		480	490,302
Series 2006-AF1, Class 1A4, 6.63%, 05/25/36(e)		597	217,344
Series 2007-2, Class A4, (1 mo. LIBOR US + 0.420%), 2.21%, 06/25/37(a)		441	366,145
Paragon Mortgages No. 13 PLC, Series 13X, Class A2C, (3 mo. LIBOR US + 0.180%), 2.18%, 01/15/39(a)		329	309,003
RALI Trust, Series 2007-QH9, Class A1, 3.47%, 11/25/37(d)		850	792,878
Reperforming Loan REMIC Trust:
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.340%), 2.13%, 06/25/35(a)(b)		502	483,102
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.400%), 2.19%, 09/25/35(a)(b)		167	154,973
Seasoned Credit Risk Transfer Trust:
Series 2017-3, Class M2, 4.75%, 07/25/56(b)(d)		1,550	1,577,849
Series 2018-1, Class BX, 4.45%, 05/25/57(d)		551	227,696
Series 2018-1, Class M, 4.75%, 05/25/57(d)		500	513,675
Series 2018-3, Class M, 4.75%, 08/25/57(b)(d)		2,700	2,780,198
STACR Trust, Series 2018-DNA2, Class M2, (1 mo. LIBOR US + 2.150%), 3.94%, 12/25/30(a)(b)		1,430	1,444,040
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 4.02%, 04/25/36(d)		990	796,833
Structured Asset Mortgage Investments II Trust:
Series 2006-AR4, Class 3A1, (1 mo. LIBOR US + 0.190%), 1.98%, 06/25/36(a)		3,008	2,920,843
Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.00%, 05/25/46(a)		580	495,536
Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, (12 mo. LIBOR US + 1.250%), 3.25%, 06/25/47(a)		382	351,057
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1, Class 4CB, 6.50%, 02/25/36		1,514	1,343,384
Washington Mutual Mortgage Pass-Through Certificates Trust:
Series 2005-AR2, Class B1, (1 mo. LIBOR US + 0.530%), 2.32%, 01/25/45(a)		610	411,975
Series 2006-4, Class 1A1, 6.00%, 04/25/36		4,449	4,327,147

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust: (continued)
Series 2006-4, Class 3A1, 6.50%, 05/25/36(e)	USD	1,468	$1,364,771
Series 2006-4, Class 3A5, 6.35%, 05/25/36(e)		569	529,174

			250,887,158

Commercial Mortgage-Backed Securities — 3.3%
1211 Avenue of the Americas Trust:
Series 2015-1211, Class D, 4.28%, 08/10/35(b)(d)		660	689,756
Series 2015-1211, Class E, 4.28%, 08/10/35(b)(d)		1,110	1,127,853
245 Park Avenue Trust:
Series 2017-245P, Class D, 3.78%, 06/05/37(b)(d)		480	492,188
Series 2017-245P, Class E, 3.78%, 06/05/37(b)(d)		1,699	1,664,835
280 Park Avenue Mortgage Trust:
Series 2017-280P, Class D, (1 mo. LIBOR US + 1.537%), 3.28%, 09/15/34(a)(b)		2,920	2,923,533
Series 2017-280P, Class E, (1 mo. LIBOR US + 2.119%), 3.86%, 09/15/34(a)(b)		5,835	5,846,123
Series 2017-280P, Class F, (1 mo. LIBOR US + 2.827%), 4.57%, 09/15/34(a)(b)		630	631,766
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 01/14/29(b)		700	717,008
AOA Mortgage Trust, Series 2015-1177, Class C, 3.01%, 12/13/29(b)(d)		1,340	1,345,799
Arizona Industrial Development Authority,
Series 2019-2, Class A, 3.63%, 05/20/33		1,945	2,184,971
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1 mo. LIBOR US + 2.100%), 3.84%, 04/15/35(a)(b)		961	958,588
Asset Securitization Corp., Series 1997-D5, Class B2, 6.93%, 02/14/43		31	31,264
Atrium Hotel Portfolio Trust:
Series 2017-ATRM, Class D, (1 mo. LIBOR US + 1.950%), 3.69%, 12/15/36(a)(b)		4,840	4,832,380
Series 2017-ATRM, Class E, (1 mo. LIBOR US + 3.050%), 4.79%, 12/15/36(a)(b)		910	909,419
Series 2018-ATRM, Class E, (1 mo. LIBOR US + 3.400%), 5.14%, 06/15/35(a)(b)		1,640	1,643,135
Aventura Mall Trust, Series 2013-AVM, Class D, 3.87%, 12/05/32(b)(d)		300	302,027
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2015-200P, Class F, 3.60%, 04/14/33(b)(d)		1,241	1,227,109
Series 2016-ISQ, Class C, 3.61%, 08/14/34(b)(d)		445	454,904
Series 2016-ISQ, Class E, 3.61%, 08/14/34(b)(d)		6,140	6,064,143
Series 2017-SCH, Class BF, (1 mo. LIBOR US + 1.400%), 3.14%, 11/15/33(a)(b)		2,870	2,863,399
Series 2017-SCH, Class CL, (1 mo. LIBOR US + 1.500%), 3.24%, 11/15/32(a)(b)		970	969,961

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Banc of America Merrill Lynch Commercial Mortgage Securities Trust: (continued)
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.000%), 3.74%, 11/15/32(a)(b)	USD	1,930	$1,930,772
Series 2018-DSNY, Class D, (1 mo. LIBOR US + 1.700%), 3.44%, 09/15/34(a)(b)		3,275	3,280,775
Bancorp Commercial Mortgage Trust, Series 2018-CR3, Class A, (1 mo. LIBOR US + 0.850%), 2.59%, 01/15/33(a)(b)		1,464	1,462,451
BANK:
Series 2019-BN19, Class C, 4.04%, 08/15/61(d)		686	718,813
Series 2019-BN24, Class A3, 2.96%, 11/15/62		941	964,900
Barclays Commercial Mortgage Trust:
Series 2015-STP, Class E, 4.43%, 09/10/28(b)(d)		100	99,276
Series 2018-TALL, Class A, (1 mo. LIBOR US + 0.722%), 2.46%, 03/15/37(a)(b)		918	913,398
Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.449%), 3.19%, 03/15/37(a)(b)		1,120	1,117,222
Bayview Commercial Asset Trust:
Series 2005-2A, Class A1, (1 mo. LIBOR US + 0.310%), 2.10%, 08/25/35(a)(b)		1,268	1,214,802
Series 2005-4A, Class A1, (1 mo. LIBOR US + 0.300%), 2.09%, 01/25/36(a)(b)		310	298,123
Series 2005-4A, Class A2, (1 mo. LIBOR US + 0.390%), 2.18%, 01/25/36(a)(b)		87	84,399
Series 2005-4A, Class M1, (1 mo. LIBOR US + 0.450%), 2.24%, 01/25/36(a)(b)		233	224,335
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.360%), 2.15%, 04/25/36(a)(b)		315	303,579
Series 2006-3A, Class A1, (1 mo. LIBOR US + 0.250%), 2.04%, 10/25/36(a)(b)		566	540,898
Series 2006-3A, Class A2, (1 mo. LIBOR US + 0.300%), 2.09%, 10/25/36(a)(b)		394	377,975
Series 2006-4A, Class A1, (1 mo. LIBOR US + 0.230%), 2.02%, 12/25/36(a)(b)		821	791,303
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.500%), 3.29%, 12/25/37(a)(b)		1,980	1,886,377
BBCMS Mortgage Trust:
Series 2018-CHRS, Class E, 4.41%, 08/05/38(b)(d)		980	890,749
Series 2019-BWAY, Class D, (1 mo. LIBOR US + 2.160%), 3.90%, 11/25/34(a)(b)		2,450	2,437,731
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(b)		2,730	2,815,084
BB-UBS Trust, Series 2012-SHOW, Class E, 4.16%, 11/05/36(b)(d)		790	788,000
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PWR7, Class B, 5.21%, 02/11/41(d)		599	597,663
Series 2007-T26, Class AM, 5.45%, 01/12/45(d)		763	756,803
Benchmark Mortgage Trust:
Series 2018-B3, Class A5, 4.03%, 12/15/72		2,890	3,187,134
Series 2018-B3, Class D, 3.06%, 04/10/51(b)(d)		210	190,804
Series 2019-B10, Class 3CCA, 3.90%, 12/15/72(b)(d)		3,610	3,683,175

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust: (continued)
Series 2019-B14, Class 225C, 3.29%, 12/15/62(b)	USD	3,974	$3,845,816
BHMS, Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.250%), 2.99%, 07/15/35(a)(b)		7,050	7,043,780
BWAY Mortgage Trust:
Series 2013-1515, Class A2, 3.45%, 03/10/33(b)		2,920	3,040,682
Series 2013-1515, Class D, 3.63%, 03/10/33(b)		1,400	1,424,509
Series 2013-1515, Class E, 3.72%, 03/10/33(b)		250	253,829
Series 2013-1515, Class F, 4.06%, 03/10/33(b)(d)		250	252,480
BX Commercial Mortgage Trust:
Series 2018-IND, Class H, (1 mo. LIBOR US + 3.000%), 4.74%, 11/15/35(a)(b)		10,976	10,986,248
Series 2019-XL, Class G, (1 mo. LIBOR US + 2.300%), 4.04%, 10/15/36(a)(b)		19,601	19,619,366
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.650%), 4.39%, 10/15/36(a)(b)		19,840	19,871,633
BX Trust:
Series 2019-OC11, Class A, 3.20%, 12/09/41(b)		1,910	1,964,497
Series 2019-OC11, Class D, 4.08%, 12/09/41(b)		9,585	9,751,035
Series 2019-OC11, Class E, 4.08%, 12/09/41(b)		13,376	12,934,516
BXP Trust:
Series 2017-CC, Class D, 3.55%, 08/13/37(b)(d)		750	760,652
Series 2017-CC, Class E, 3.55%, 08/13/37(b)(d)		1,450	1,423,118
Series 2017-GM, Class D, 3.43%, 06/13/39(b)(d)		590	595,377
Series 2017-GM, Class E, 3.43%, 06/13/39(b)(d)		1,240	1,210,712
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, (1 mo. LIBOR US + 1.750%), 3.49%, 12/15/37(a)(b)		6,011	6,027,363
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.67%, 04/10/29(b)(d)		560	569,962
CD Mortgage Trust, Series 2017-CD6, Class A5, 3.46%, 11/13/50		2,840	3,013,089
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class A3, 3.87%, 01/10/48		410	439,068
Series 2018-TAN, Class C, 5.30%, 02/15/33(b)		1,160	1,222,529
CFK Trust, Series 2019-FAX, Class D, 4.64%, 01/15/39(b)(d)		2,643	2,929,871
CGBAM Commercial Mortgage Trust:
Series 2015-SMRT, Class E, 3.79%, 04/10/28(b)(d)		1,880	1,878,931
Series 2015-SMRT, Class F, 3.79%, 04/10/28(b)(d)		230	229,869
CGDBB Commercial Mortgage Trust:
Series 2017-BIOC, Class A, (1 mo. LIBOR US + 0.790%), 2.53%, 07/15/32(a)(b)		3,956	3,951,923
Series 2017-BIOC, Class D, (1 mo. LIBOR US + 1.600%), 3.34%, 07/15/32(a)(b)		4,348	4,351,133

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
CGDBB Commercial Mortgage Trust: (continued)
Series 2017-BIOC, Class E, (1 mo. LIBOR US + 2.150%), 3.89%, 07/15/32(a)(b)	USD	6,395	$6,378,798
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class B, (1 mo. LIBOR US + 1.500%), 3.24%, 06/15/34(a)(b)		7,293	7,274,764
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class C, 5.26%, 03/10/47(d)		440	478,526
Series 2015-SHP2, Class F, (1 mo. LIBOR US + 5.200%), 6.94%, 07/15/27(a)(b)		298	297,631
Series 2016-C1, Class D, 5.12%, 05/10/49(b)(d)		450	459,172
Series 2016-GC37, Class C, 5.09%, 04/10/49(d)		640	685,559
Series 2016-P3, Class C, 4.83%, 04/15/49(d)		120	129,239
Series 2016-P3, Class D, 2.80%, 04/15/49(b)(d)		137	118,898
Series 2017-C4, Class A4, 3.47%, 10/12/50	.	1,220	1,297,448
Series 2019-C7, Class A4, 3.10%, 12/15/72	.	7,150	7,394,515
Series 2019-PRM, Class E, 4.89%, 05/10/36(b)		4,801	4,927,128
Series 2019-SMRT, Class D, 4.90%, 01/10/24(b)(d)		7,200	7,566,155
Series 2019-SMRT, Class E, 4.90%, 01/10/24(b)(d)		419	430,238
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		3,190	3,268,085
Series 2017-CD3, Class A4, 3.63%, 02/10/50		850	909,874
Series 2017-CD4, Class A4, 3.51%, 05/10/50(d)		50	52,968
Commercial Mortgage Pass-Through Certificates:
Series 2005-C6, Class F, 5.91%, 06/10/44(b)(d)		365	369,150
Series 2014-CR14, Class A4, 4.24%, 02/10/47(d)		855	912,372
Series 2014-CR15, Class C, 4.90%, 02/10/47(d)		260	278,641
Series 2014-CR16, Class A4, 4.05%, 04/10/47		4,806	5,100,688
Series 2014-CR17, Class A5, 3.98%, 05/10/47		2,642	2,810,997
Series 2014-CR18, Class A4, 3.55%, 07/15/47		388	404,480
Series 2014-CR19, Class A5, 3.80%, 08/10/47		1,391	1,474,155
Series 2014-CR21, Class C, 4.58%, 12/10/47(d)		1,010	1,059,212
Series 2015-CR23, Class CMC, 3.81%, 05/10/48(b)(d)		210	210,196
Series 2015-CR23, Class CMD, 3.81%, 05/10/48(b)(d)		10,150	10,154,475
Series 2015-CR23, Class CME, 3.81%, 05/10/48(b)(d)		2,600	2,598,596
Series 2015-CR24, Class A5, 3.70%, 07/10/25		1,370	1,457,100
Series 2015-CR25, Class A4, 3.76%, 08/10/48		3,505	3,737,828

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates: (continued)
Series 2015-CR25, Class C, 4.69%, 08/10/48(d)	USD	1,010	$1,049,783
Series 2015-LC19, Class A4, 3.18%, 02/10/48		1,785	1,850,729
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)		676	623,595
Series 2015-LC21, Class C, 4.45%, 07/10/48(d)		1,600	1,669,223
Series 2017-COR2, Class A3, 3.51%, 09/10/50		1,180	1,250,318
Series 2017-COR2, Class D, 3.00%, 09/10/50(b)		860	799,142
Series 2018-HCLV, Class B, (1 mo. LIBOR US + 1.400%), 3.14%, 09/15/33(a)(b)		1,420	1,413,794
Commercial Mortgage Trust:
Series 2012-CR4, Class AM, 3.25%, 10/15/45		1,470	1,469,924
Series 2013-GAM, Class A2, 3.37%, 02/10/28(b)		1,656	1,663,105
Series 2013-GAM, Class E, 3.53%, 02/10/28(b)(d)		2,270	2,231,174
Series 2014-LC15, Class A4, 4.01%, 04/10/47		2,350	2,499,517
Series 2014-UBS4, Class C, 4.80%, 08/10/47(d)		2,395	2,476,921
Series 2015-CR23, Class A4, 3.50%, 05/10/48		810	852,674
Series 2015-LC23, Class A4, 3.77%, 10/10/48		1,040	1,111,829
Series 2016-667M, Class D, 3.29%, 10/10/36(b)(d)		630	624,881
Credit Suisse Commercial Mortgage Trust:
Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.950%), 2.69%, 12/15/30(a)(b)		900	898,873
Series 2017-TIME, Class A, 3.65%, 11/13/39(b)		850	884,665
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class A4, 3.50%, 06/15/57	.	1,160	1,212,749
Series 2015-C2, Class B, 4.19%, 06/15/57(d)		2,020	2,046,252
Series 2018-CX12, Class A4, 4.22%, 08/15/51(d)		970	1,074,184
Series 2019-C15, Class A4, 4.05%, 03/15/52		3,683	4,051,265
Series 2019-C15, Class C, 4.98%, 03/15/52(d)		2,755	3,044,302
Series 2019-C15, Class D, 3.00%, 03/15/52(b)		1,285	1,154,536
Series 2019-C16, Class A3, 3.33%, 06/15/52		2,650	2,780,225
Series 2019-C16, Class C, 4.24%, 06/15/52(d)		3,600	3,737,427
Series 2019-C17, Class C, 3.93%, 09/15/52	.	3,158	3,217,167
Series 2019-C17, Class D, 2.50%, 09/15/52(b)		2,481	2,076,588
DBGS Mortgage Trust, Series 2019-1735, Class F, 4.33%, 04/10/37(b)(d)		1,144	1,105,046
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 02/10/26	.	1,430	1,492,714
Deutsche Bank UBS Mortgage Trust:
Series 2017-BRBK, Class A, 3.45%, 10/10/34(b)		2,540	2,646,246
Series 2017-BRBK, Class D, 3.65%, 10/10/34(b)(d)		1,800	1,826,008

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Deutsche Bank UBS Mortgage Trust: (continued)
Series 2017-BRBK, Class E, 3.65%, 10/10/34(b)(d)	USD	4,290	$4,268,025
Series 2017-BRBK, Class F, 3.65%, 10/10/34(b)(d)		880	867,963
Eleven Madison Trust Mortgage Trust,
Series 2015-11MD, Class A, 3.67%, 09/10/35(b)(d)		1,190	1,245,852
Exantas Capital Corp. Ltd., Series 2019-RSO7, Class AS, (1 mo. LIBOR US + 1.500%), 3.24%, 04/15/36(a)(b)		3,495	3,494,993
FREMF Mortgage Trust:
Series 2016-K54, Class B, 4.05%, 04/25/48(b)(d)		1,280	1,342,127
Series 2017-K64, Class B, 3.98%, 05/25/50(b)(d)		766	809,187
Series 2017-KGX1, Class BFX, 3.59%, 10/25/27(b)(d)		1,190	1,170,258
Series 2018-K74, Class B, 4.09%, 02/25/51(b)(d)		120	125,809
Series 2018-K77, Class B, 4.16%, 05/25/51(b)(d)		770	815,246
Series 2018-K80, Class B, 4.23%, 08/25/50(b)(d)		1,510	1,613,116
Series 2019-K103, Class B, 3.57%, 12/25/51(b)(d)		996	983,175
FRESB Mortgage Trust:
Series 2018-SB52, Class A10F, 3.48%, 06/25/28(d)		2,440	2,543,968
Series 2018-SB53, Class A10F, 3.66%, 06/25/28(d)		1,427	1,499,044
GPMT Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.900%), 2.67%, 11/21/35(a)(b)		1,185	1,182,736
Grace Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 06/10/28(b)(d)		1,662	1,667,822
GS Mortgage Securities Corp Trust:
Series 2017-500K, Class D, (1 mo. LIBOR US + 1.300%), 3.04%, 07/15/32(a)(b)		230	229,712
Series 2017-500K, Class E, (1 mo. LIBOR US + 1.500%), 3.24%, 07/15/32(a)(b)		480	479,236
Series 2017-500K, Class F, (1 mo. LIBOR US + 1.800%), 3.54%, 07/15/32(a)(b)		549	548,999
Series 2017-500K, Class G, (1 mo. LIBOR US + 2.500%), 4.24%, 07/15/32(a)(b)		170	169,898
GS Mortgage Securities Corp. II:
Series 2005-ROCK, Class A, 5.37%, 05/03/32(b)		2,750	3,125,149
Series 2012-TMSQ, Class D, 3.57%, 12/10/30(b)(d)		1,210	1,219,903
GS Mortgage Securities Corp. Trust:
Series 2017-GPTX, Class A, 2.86%, 05/10/34(b)		2,290	2,283,296
Series 2018-HULA, Class D, (1 mo. LIBOR US + 1.800%), 3.54%, 07/15/25(a)(b)		1,204	1,202,187
Series 2019-BOCA, Class A, (1 mo. LIBOR US + 1.200%), 2.94%, 06/15/38(a)(b)		1,431	1,430,537
Series 2019-SOHO, Class E, (1 mo. LIBOR US + 1.875%), 3.61%, 06/15/36(a)(b)		4,020	4,011,472
GS Mortgage Securities Trust:
Series 2010-C1, Class A1, 3.68%, 08/10/43(b)		14	14,379

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust: (continued)
Series 2014-GC20, Class B, 4.53%, 04/10/47(d)	USD	140	$148,611
Series 2014-GC24, Class A5, 3.93%, 09/10/47		882	940,853
Series 2015-590M, Class E, 3.93%, 10/10/35(b)(d)		1,790	1,780,439
Series 2015-GC28, Class B, 3.98%, 02/10/48		680	707,326
Series 2015-GC32, Class C, 4.56%, 07/10/48(d)		1,370	1,443,905
Series 2015-GS1, Class A3, 3.73%, 11/10/48		670	715,844
Series 2016-RENT, Class C, 4.20%, 02/10/29(b)(d)		1,070	1,079,558
Series 2017-GS6, Class A3, 3.43%, 05/10/50		1,290	1,362,413
Series 2017-GS7, Class A4, 3.43%, 08/10/50		3,001	3,175,876
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		530	498,156
Series 2017-GS7, Class E, 3.00%, 08/10/50(b)		180	165,373
Series 2019-GSA1, Class C, 3.81%, 11/10/52		520	519,229
GSCG Trust, Series 2019-600C, Class F, 4.12%, 09/06/34(b)(d)		1,950	1,892,827
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(b)		3,390	3,426,490
Hudson Yards Mortgage Trust:
Series 2016-10HY, Class A, 2.84%, 08/10/38(b)		2,640	2,656,852
Series 2019-30HY, Class E, 3.56%, 07/10/39(b)(d)		2,178	2,124,708
Series 2019-55HY, Class F, 3.04%, 12/10/41(b)(d)		4,179	3,691,098
IMT Trust:
Series 2017-APTS, Class AFX, 3.48%, 06/15/34(b)		1,540	1,597,940
Series 2017-APTS, Class DFX, 3.50%, 06/15/34(b)(d)		1,600	1,614,611
Series 2017-APTS, Class EFX, 3.50%, 06/15/34(b)(d)		810	802,581
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C26, Class A4, 3.49%, 01/15/48		1,247	1,309,472
Series 2015-C33, Class D1, 4.12%, 12/15/48(b)(d)		1,873	1,855,210
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C5, Class A5, 3.69%, 03/15/50	.	1,880	2,014,630
Series 2017-C5, Class D, 4.55%, 03/15/50(b)(d)		2,051	2,084,747
Series 2018-C8, Class A4, 4.21%, 06/15/51	.	965	1,076,810
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2019-BKWD, Class E, (1 mo. LIBOR US + 2.600%), 4.34%, 09/15/29(a)(b)		4,580	4,584,250
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX, Class A4FL, (1 mo. LIBOR US + 1.300%), 3.04%, 06/15/45(a)(b)		415	415,997
Series 2014-C20, Class A5, 3.81%, 07/15/47		1,990	2,109,116
Series 2014-C21, Class A5, 3.78%, 08/15/47		1,420	1,505,103

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust: (continued)
Series 2014-C22, Class A4, 3.80%, 09/15/47	USD	563	$597,898
Series 2015-JP1, Class A5, 3.91%, 01/15/49		339	365,516
Series 2015-JP1, Class C, 4.74%, 01/15/49(d)		710	748,487
Series 2015-UES, Class C, 3.74%, 09/05/32(b)(d)		3,431	3,443,940
Series 2015-UES, Class E, 3.74%, 09/05/32(b)(d)		3,880	3,881,752
Series 2015-UES, Class F, 3.74%, 09/05/32(b)(d)		350	349,395
Series 2016-NINE, Class A, 2.95%, 10/06/38(b)(d)		4,650	4,720,651
Series 2017-JP5, Class D, 4.64%, 03/15/50(b)(d)		1,650	1,705,546
Series 2017-JP6, Class A5, 3.49%, 07/15/50		1,180	1,249,984
Series 2017-JP7, Class B, 4.05%, 09/15/50		320	338,299
Series 2019-COR5, Class C, 3.75%, 06/13/52		988	991,114
Series 2019-MFP, Class E, (1 mo. LIBOR US + 2.160%), 3.90%, 07/15/36(a)(b)		2,460	2,462,938
Series 2019-MFP, Class F, (1 mo. LIBOR US + 3.000%), 4.74%, 07/15/36(a)(b)		891	892,419
Series 2019-OSB, Class E, 3.91%, 06/05/39(b)(d)		1,384	1,390,244
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, (1 mo. LIBOR US + 1.800%), 3.54%, 05/15/36(a)(b)		11,283	11,276,465
Lehman Brothers Small Balance Commercial Mortgage Trust:
Series 2006-2A, Class M2, (1 mo. LIBOR US + 0.390%), 2.10%, 09/25/36(a)(b)		628	615,141
Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.250%), 2.04%, 03/25/37(a)(b)		910	884,071
LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.15%, 04/20/48(b)(d)		1,620	1,644,403
MAD Mortgage Trust:
Series 2017-330M, Class D, 3.98%, 08/15/34(b)(d)		1,085	1,099,879
Series 2017-330M, Class E, 4.03%, 08/15/34(b)(d)		3,010	2,994,513
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47		3,880	4,105,180
Series 2015-C23, Class A4, 3.72%, 07/15/50		1,016	1,080,497
Series 2015-C23, Class D, 4.13%, 07/15/50(b)(d)		412	411,349
Series 2015-C24, Class A4, 3.73%, 05/15/48		840	894,256
Series 2015-C25, Class C, 4.53%, 10/15/48(d)		430	458,946
Series 2015-C26, Class A5, 3.53%, 10/15/48		1,144	1,207,149
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		372	352,876
Series 2016-C31, Class A5, 3.10%, 11/15/49		2,903	3,001,701
Series 2017-C33, Class C, 4.56%, 05/15/50(d)		840	880,038
Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART, Class A, 2.20%, 09/13/31(b)		820	817,997

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 6.08%, 10/15/42(d)	USD	1,601	$1,636,676
Series 2007-T27, Class AJ, 5.95%, 06/11/42(d)		2,128	2,244,282
Series 2014-150E, Class F, 4.44%, 09/09/32(b)(d)		1,120	1,147,018
Series 2014-CPT, Class E, 3.45%, 07/13/29(b)(d)		250	251,347
Series 2014-CPT, Class F, 3.45%, 07/13/29(b)(d)		2,059	2,060,948
Series 2014-CPT, Class G, 3.45%, 07/13/29(b)(d)		1,290	1,284,577
Series 2015-MS1, Class A4, 3.78%, 05/15/48(d)		420	447,669
Series 2015-MS1, Class C, 4.03%, 05/15/48(d)		1,000	1,025,932
Series 2015-MS1, Class D, 4.03%, 05/05/48(b)(d)		310	296,636
Series 2017-CLS, Class F, (1 mo. LIBOR US + 2.600%), 4.34%, 11/15/34(a)(b)		6,092	6,092,001
Series 2017-H1, Class C, 4.28%, 06/15/50(d)		560	573,198
Series 2017-H1, Class D, 2.55%, 06/15/50(b)		4,190	3,615,299
Series 2017-HR2, Class D, 2.73%, 12/15/50		430	386,288
Series 2018-H3, Class A5, 4.18%, 07/15/51		175	194,517
Series 2018-H3, Class C, 4.85%, 07/15/51(d)		1,060	1,147,414
Series 2018-MP, Class E, 4.28%, 07/11/40(b)(d)		3,789	3,760,735
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.550%), 4.61%, 07/15/35(a)(b)		1,015	1,014,992
Series 2019-AGLN, Class D, (1 mo. LIBOR US + 1.750%), 3.49%, 03/15/34(a)(b)		3,605	3,604,985
Series 2019-AGLN, Class F, (1 mo. LIBOR US + 2.600%), 4.34%, 03/15/34(a)(b)		3,840	3,856,818
Series 2019-H6, Class A4, 3.42%, 06/15/52		1,858	1,970,607
Series 2019-L2, Class A4, 4.07%, 03/15/52		1,485	1,649,313
Series 2019-NUGS, Class E, (1 mo. LIBOR US + 2.244%), 3.99%, 12/15/36(a)(b)		1,400	1,394,746
Morgan Stanley Capital I, Inc., Series 2018-H3, Class D, 3.00%, 07/15/51(b)		960	866,412
Natixis Commercial Mortgage Securities Trust:
Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.950%), 2.72%, 06/15/35(a)(b)		757	754,161
Series 2018-FL1, Class MCR1, (1 mo. LIBOR US + 2.350%), 4.12%, 06/15/35(a)(b)		646	645,480
Series 2019-10K, Class D, 4.14%, 05/15/39(b)(d)		4,070	4,253,383
Series 2019-LVL, Class D, 4.44%, 08/15/38(b)(d)		1,550	1,659,798
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 4.08%, 05/10/39(b)(d)		2,910	2,939,396
PFP Ltd.:
Series 2019-5, Class A, (1 mo. LIBOR US + 0.970%), 2.71%, 04/14/36(a)(b)		1,533	1,533,358
Series 2019-5, Class AS, (1 mo. LIBOR US + 1.420%), 3.16%, 04/14/36(a)(b)		900	900,000
Prima Capital CRE Securitization Ltd.:
Series 2015-4A, Class C, 4.00%, 08/24/49(b)(c)		1,590	1,630,704

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Prima Capital CRE Securitization Ltd.: (continued)
Series 2016-6A, Class C, 4.00%, 08/24/40(b)(c)	USD	7,170	$7,126,263
RAIT Trust, Series 2017-FL7, Class C, (1 mo. LIBOR US + 2.500%), 4.24%, 06/15/37(a)(b)		250	250,252
Scorpio European Loan Conduit No. 34 DAC, Series 34A, Class C, (3 mo. LIBOR GBP + 2.100%), 2.89%, 05/17/29(a)(b)	GBP	1,185	1,557,691
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class D, 3.59%, 09/15/39(b)(d)	USD	2,200	2,184,612
U.S.:
Series 2018-USDC, Class E, 4.49%, 05/13/38(b)(d)		1,890	1,935,374
Series 2018-USDC, Class F, 4.49%, 05/09/38(b)(d)		1,420	1,426,469
Velocity Commercial Capital Loan Trust:
Series 2014-1, Class M7, 8.76%, 09/25/44(b)(d)		2,399	2,417,899
Series 2016-1, Class M4, 8.94%, 04/25/46(b)(d)		370	409,486
Series 2016-2, Class M2, 4.46%, 10/25/46(d)		200	204,278
Series 2016-2, Class M3, 5.50%, 10/25/46(d)		800	816,701
Series 2016-2, Class M4, 7.23%, 10/25/46(d)		370	381,597
Series 2017-1, Class M2, 4.45%, 05/25/47(b)(d)		410	413,720
Series 2017-1, Class M3, 5.35%, 05/25/47(b)(d)		410	419,579
Series 2017-2, Class M3, 4.24%, 11/25/47(b)(d)		591	595,513
Series 2017-2, Class M4, 5.00%, 11/25/47(b)(d)		355	358,150
Series 2018-1, Class M2, 4.26%, 04/25/48(b)		328	336,416
VNDO Mortgage Trust, Series 2013-PENN, Class D, 3.95%, 12/13/29(b)(d)		550	553,106
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class A5, 3.41%, 12/15/47		550	575,611
Series 2015-C27, Class C, 3.89%, 02/15/48	.	902	891,725
Series 2015-C28, Class A4, 3.54%, 05/15/48		930	981,811
Series 2015-C30, Class A4, 3.66%, 09/15/48		1,715	1,825,055
Series 2015-C31, Class A4, 3.70%, 11/15/48	.	590	629,372
Series 2015-NXS1, Class A5, 3.15%, 05/15/48		399	413,553
Series 2015-NXS2, Class A5, 3.77%, 07/15/58(d)		3,050	3,258,361
Series 2015-NXS4, Class A4, 3.72%, 12/15/48		608	649,198
Series 2015-NXS4, Class D, 3.60%, 12/15/48(d)		95	94,112
Series 2015-P2, Class A4, 3.81%, 12/15/48		2,150	2,306,925
Series 2015-P2, Class D, 3.24%, 12/15/48(b)		1,784	1,594,899
Series 2017-C39, Class D, 4.35%, 09/15/50(b)(d)		594	595,471
Series 2017-C41, Class D, 2.60%, 11/15/50(b)(d)		1,772	1,550,266
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.850%), 2.59%, 12/13/31(a)(b)		1,508	1,503,460
Series 2018-1745, Class A, 3.75%, 05/15/51(b)(d)		930	993,960

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust: (continued)
Series 2018-BXI, Class E, (1 mo. LIBOR US + 2.157%), 3.90%, 12/15/36(a)(b)	USD	877	$876,190
Series 2018-C44, Class D, 3.00%, 05/15/51(b)		348	314,293
Series 2018-C45, Class C, 4.73%, 06/15/51	.	530	561,631
Series 2019-C54, Class A4, 3.15%, 12/15/52		626	648,873
WFRBS Commercial Mortgage Trust:
Series 2011-C3, Class A3FL, (1 mo. LIBOR US + 0.950%), 2.69%, 03/15/44(a)(b)		9	9,179
Series 2014-C21, Class A5, 3.68%, 08/15/47		1,515	1,598,590
Series 2014-C24, Class B, 4.20%, 11/15/47(d)		770	782,153

			555,487,676

Interest Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 1.07%, 07/25/56(b)(d)		3,255	395,788
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 4.80%, 02/25/38(b)(d)		14,405	5,189,141

			5,584,929

Interest Only Commercial Mortgage-Backed Securities — 0.3%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.27%, 06/05/37(b)(d)		13,000	168,090
Banc of America Commercial Mortgage Trust:
Series 2017-BNK3, Class XB, 0.63%, 02/15/50(d)		11,850	488,743
Series 2017-BNK3, Class XD, 1.29%, 02/15/50(b)(d)		5,000	392,800
BANK:
Series 2019-BN20, Class XA, 0.84%, 09/15/61(d)		11,553	775,478
Series 2019-BN20, Class XB, 0.36%, 09/15/61(d)		39,279	1,276,041
Barclays Commercial Mortgage Trust:
Series 2015-SRCH, Class XA, 1.12%, 08/10/35(b)(d)		17,710	1,008,407
Series 2019-C3, Class XA, 1.35%, 05/15/52(d)		19,809	2,025,378
Benchmark Mortgage Trust:
Series 2019-B13, Class XA, 1.27%, 08/15/57(d)		68,736	5,743,316
Series 2019-B9, Class XA, 1.05%, 03/15/52(d)		20,995	1,650,347
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XD, 1.86%, 01/10/48(b)(d)		5,497	495,994
Series 2016-C4, Class XB, 0.89%, 05/10/58(d)		5,810	248,319
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR6, Class XA, 1.18%, 03/10/46(d)		19,787	478,911
Series 2015-3BP, Class XA, 0.17%, 02/10/35(b)(d)		150,000	717,000
Series 2015-CR25, Class XA, 0.99%, 08/10/48(d)		4,783	183,914

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates: (continued)
Series 2018-COR3, Class XD, 1.75%, 05/10/51(b)(d)	USD	3,200	$390,835
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class XB, 0.14%, 11/15/50(d)		12,490	200,983
Series 2019-C16, Class XA, 1.57%, 06/15/52(d)		50,825	6,052,078
Series 2019-C17, Class XA, 1.37%, 09/15/52(d)		39,721	4,033,531
Series 2019-C17, Class XB, 0.56%, 09/15/52(d)		19,090	916,232
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.43%, 04/10/37(b)(d)		21,535	573,692
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(b)(d)		5,780	338,939
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.40%, 05/03/32(b)(d)		21,000	284,836
GS Mortgage Securities Trust, Series 2019-GSA1, Class XA, 0.84%, 11/10/52(d)		14,728	984,542
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class XA, 0.85%, 09/15/47(d)		1,976	65,137
Series 2014-C23, Class XA, 0.64%, 09/15/47(d)		29,697	727,861
Series 2015-C29, Class XA, 0.76%, 05/15/48(d)		2,615	60,559
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(b)(d)		4,940	219,711
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class XB, 0.51%, 04/15/46(d)		4,570	76,222
Series 2016-JP3, Class XC, 0.75%, 08/15/49(b)(d)		13,040	559,155
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.23%, 03/10/50(b)(d)		3,456	137,031
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XF, 1.21%, 12/15/47(b)(d)		4,370	214,917
Series 2015-C26, Class XD, 1.34%, 10/15/48(b)(d)		4,490	315,063
Morgan Stanley Capital I Trust:
Series 2016-UBS9, Class XD, 1.61%, 03/15/49(b)(d)		13,984	1,234,927
Series 2017-H1, Class XD, 2.20%, 06/15/50(b)(d)		3,293	459,604
Series 2019-H6, Class XB, 0.72%, 06/15/52(d)		23,510	1,424,892

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust: (continued)
Series 2019-L2, Class XA, 1.03%, 03/15/52(d)	USD	8,854	$697,333
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39(b)(d)		36,697	994,489
One Market Plaza Trust:
Series 2017-1MKT, Class XCP, 0.22%, 02/10/32(b)(d)		53,230	161,287
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(b)(c)(d)		10,646	106
UBS Commercial Mortgage Trust:
Series 2019-C17, Class XA, 1.64%, 10/15/52(d)		32,796	3,694,831
Series 2019-C18, Class XA, 1.18%, 12/15/52(d)		35,950	2,712,704
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS4, Class XA, 0.91%, 12/15/48(d)		3,154	129,947
Series 2016-BNK1, Class XD, 1.26%, 08/15/49(b)(d)		4,420	303,875
Series 2019-C50, Class XA, 1.46%, 05/15/52(d)		20,817	2,127,447

			45,745,504

Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(b)(i)		1,592	178,174

Total Non-Agency Mortgage-Backed Securities — 5.1% (Cost: $856,202,328)			857,883,441

Preferred Securities — 0.8%

Capital Trusts — 0.8%

Banks — 0.3%
Bank of America Corp., (3 mo. LIBOR US + 2.931%), 5.88%(k)(l)		8,450	9,369,360
Burgan Bank SAK, (5 yr. Swap Semi 30/360 US + 4.007%), 5.75%(k)(l)		350	356,563
Credit Agricole SA, (5 yr. Swap Semi 30/360 US + 6.185%), 8.13%(b)(k)(l)		13,300	16,126,250
Emirates NBD PJSC, (6 yr. Swap Semi 30/360 US + 3.656%), 6.13%(k)(l)		1,850	1,944,813
Itau Unibanco Holding SA:
(5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 3.981%), 6.13%(b)(k)(l)		1,607	1,678,813
(5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 3.863%), 6.50%(b)(k)(l)		946	1,000,395
JPMorgan Chase & Co., (Secured Overnight Financing Rate + 3.380%), 5.00%(k)(l)		10,890	11,325,600
Kookmin Bank, (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.639%), 4.35%(k)(l)		1,700	1,741,438
Lehman Brothers Holdings Capital Trust VII, 5.86%(c)(f)(j)(l)		1,888	—

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Nanyang Commercial Bank Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 3.205%), 5.00%(k)(l)	USD	200	$200,688
Shinhan Financial Group Co. Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 3.051%), 5.88%(k)(l)		900	967,219
United Overseas Bank Ltd., (5 yr. Swap Semi 30/360 US + 1.794%), 3.88%(k)(l)		864	876,960

			45,588,099

Capital Markets — 0.3%
Bank of New York Mellon Corp.:
Series F, (3 mo. LIBOR US + 3.131%), 4.63%(k)(l)		7,622	8,017,353
(3 mo. LIBOR US + 3.420%), 4.95%(k)(l)		4,380	4,423,800
State Street Corp.:
(3 mo. LIBOR US + 3.597%), 5.25%(k)(l)		4,015	4,117,302
(3 mo. LIBOR US + 2.539%), 5.63%(k)(l)		19,655	20,859,065
UBS Group AG, (5 yr. Swap Semi 30/360 US + 4.344%), 7.00%(b)(k)(l)		15,350	16,769,875

			54,187,395

Commercial Services & Supplies — 0.0%
King Talent Management Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 3.521%), 5.60%(k)(l)		600	527,250

Construction & Engineering — 0.0%
Chalieco Hong Kong Corp. Ltd., (3 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 8.292%), 5.70%(k)(l)		200	200,188

Insurance — 0.0%
Heungkuk Life Insurance Co. Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.472%), 4.48%(k)(l)		1,000	984,063
KDB Life Insurance Co. Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 4.658%), 7.50%(k)(l)		900	898,313

			1,882,376

Machinery — 0.0%
Weichai International Hong Kong Energy Group Co. Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 6.084%), 3.75%(k)(l)		278	279,185

Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25%(b)(l)		13,680	14,124,600

Oil, Gas & Consumable Fuels — 0.1%
Enbridge, Inc., (3 mo. LIBOR US + 3.418%), 5.50%, 07/15/77(k)		12,820	13,226,522

Real Estate Management & Development — 0.0%
Agile Group Holdings Ltd., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 9.216%), 6.88%(k)(l)		200	199,875

Total Capital Trusts — 0.8% (Cost: $124,260,462)			130,215,490

		Shares

Preferred Stocks — 0.0%

Energy Equipment & Services — 0.0%
Bristow Group, Inc.:
10.00%(c)		5,492	281,300

Security		Shares	Value

Energy Equipment & Services (continued)
Bristow Group, Inc.: (continued)
10.00%(b)(c)		12,995	$665,604

Total Preferred Stocks — 0.0% (Cost: $898,678)			946,904

Total Preferred Securities — 0.8% (Cost: $125,159,140)			131,162,394

		Par (000)

Taxable Municipal Bonds — 4.1%

Arizona — 0.1%
Arizona Health Facilities Authority RB, 2.09%, 01/01/37(d)	USD	1,355	1,344,198
Salt River Project Agricultural Improvement & Power District RB, 5.00%, 12/01/45		5,310	6,197,673

			7,541,871

California — 1.0%
Bay Area Toll Authority RB:
2.43%, 04/01/26		7,195	7,260,978
6.92%, 04/01/40		3,145	4,607,236
7.04%, 04/01/50		17,715	28,381,910
California Health Facilities Financing Authority RB:
2.93%, 06/01/32		980	972,170
5.00%, 08/15/33		1,190	1,448,670
5.00%, 08/15/47		1,650	1,925,995
California Pollution Control Financing Authority RB, 5.00%, 11/21/45(b)		1,000	1,077,010
City of Riverside, CA Electric Revenue RB, 7.61%, 10/01/40		1,325	2,057,858
Contra Costa Community College District GO, 6.50%, 08/01/34		570	755,335
Foothill-Eastern Transportation Corridor Agency RB, 4.09%, 01/15/49		2,175	2,176,435
Los Angeles Community College District GO, 6.60%, 08/01/42		3,440	5,244,830
Los Angeles Department of Water & Power Power System RB, 6.57%, 07/01/45		1,145	1,791,616
Los Angeles Unified School District GO:
5.75%, 07/01/34		415	529,125
6.76%, 07/01/34		7,405	10,142,925
Orange County Local Transportation Authority RB, 6.91%, 02/15/41		2,790	3,947,264
Regents of the University of California Medical Center Pooled Revenue RB, 6.58%, 05/15/49		2,860	4,070,924
Sacramento County Sanitation Districts Financing Authority RB, 1.81%, 12/01/35(d)		3,500	3,378,953
San Diego Public Facilities Financing Authority Sewer Revenue RB, 5.00%, 05/15/39		1,250	1,505,713
San Francisco City & County Airport Comm-San Francisco International Airport RB, 5.00%, 05/01/50		2,695	3,305,310
San Jose Redevelopment Agency Successor Agency TA:
2.96%, 08/01/24		7,265	7,525,741
3.18%, 08/01/26		2,025	2,120,519
3.13%, 08/01/28		4,275	4,425,010
3.25%, 08/01/29		3,585	3,717,143
State of California GO:
2.65%, 04/01/26		18,890	19,289,523
7.50%, 04/01/34		2,210	3,335,420
4.60%, 04/01/38		16,540	18,425,064

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

California (continued)
State of California GO: (continued)
7.55%, 04/01/39	USD	3,715	$5,944,111
7.30%, 10/01/39		2,575	3,933,724
7.35%, 11/01/39		720	1,096,618
University of California RB:
3.06%, 07/01/25		1,865	1,948,104
3.35%, 07/01/29		5,675	6,072,307
4.60%, 05/15/31		3,755	4,321,780
5.00%, 05/15/32		2,070	2,463,818
5.77%, 05/15/43		3,980	5,266,615
4.86%, 05/15/2112		1,415	1,750,199

			176,215,953

Colorado — 0.0%
Colorado Health Facilities Authority RB, 5.25%, 02/01/31		785	819,666

Connecticut — 0.2%
Connecticut State Health & Educational Facility Authority RB, 5.00%, 07/01/45		1,700	1,899,682
State of Connecticut GO:
3.31%, 01/15/26		4,655	4,849,113
5.09%, 10/01/30		7,910	9,081,708
5.85%, 03/15/32		9,225	11,737,152

			27,567,655

District of Columbia — 0.0%
District of Columbia RB:
5.00%, 07/15/34		775	906,789
5.00%, 07/15/35		775	905,874
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB:
7.46%, 10/01/46		1,060	1,688,877
5.00%, 10/01/53		1,000	1,062,550

			4,564,090

Florida — 0.1%
Canaveral Port Authority RB:
5.00%, 06/01/45		1,890	2,207,331
5.00%, 06/01/48		1,890	2,241,805
County of Broward, FL Airport System Revenue RB:
2.81%, 10/01/31		1,610	1,588,281
2.91%, 10/01/32		1,435	1,418,440
County of Miami-Dade, FL Aviation RB:
3.35%, 10/01/29		560	579,286
2.53%, 10/01/30		5,705	5,503,328
3.45%, 10/01/30		1,030	1,069,923
3.50%, 10/01/31		965	1,002,847
4.06%, 10/01/31		1,765	1,916,437
5.00%, 10/01/38		1,600	1,841,072
5.00%, 10/01/40		1,650	1,944,475
Sumter Landing Community Development District RB, 4.17%, 10/01/47		920	1,014,033

			22,327,258

Georgia — 0.1%
City of Atlanta, GA Water & Wastewater Revenue RB, 5.00%, 11/01/40		885	1,032,167
Metropolitan Atlanta Rapid Transit Authority RB, 5.00%, 07/01/41		2,220	2,585,967
Municipal Electric Authority of Georgia RB:
6.64%, 04/01/57		1,601	2,153,281
6.66%, 04/01/57		1,895	2,633,633

			8,405,048

Idaho — 0.0%
Idaho Health Facilities Authority RB, 5.00%, 12/01/47		1,155	1,363,836

Security		Par (000)	Value

Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	USD	13,140	$14,153,094

Indiana — 0.0%
Indiana Finance Authority RB, 5.00%, 10/01/45		3,120	3,547,471
Indiana Housing & Community Development Authority RB GNMA Collateral, 3.80%, 07/01/38		930	998,485

			4,545,956

Louisiana — 0.0%
Louisiana Public Facilities Authority RB, 5.00%, 07/01/48		1,240	1,459,195
New Orleans Aviation Board RB, 5.00%, 01/01/40		1,140	1,283,321

			2,742,516

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority RB:
5.00%, 08/15/25		2,080	2,449,970
5.25%, 07/01/27		815	941,235
5.00%, 08/15/27		1,305	1,529,878

			4,921,083

Massachusetts — 0.2%
Commonwealth of Massachusetts GO, 2.90%, 09/01/49		4,350	4,141,113
Massachusetts Development Finance Agency RB:
5.00%, 07/01/43		2,390	2,834,612
5.00%, 07/01/47		1,260	1,466,174
5.00%, 07/01/48		2,535	2,981,084
Massachusetts Educational Financing Authority RB, 5.00%, 01/01/22		500	534,205
Massachusetts Housing Finance Agency RB:
4.50%, 12/01/39		940	985,618
4.60%, 12/01/44		995	1,064,491
4.50%, 12/01/48		1,160	1,220,111
Massachusetts School Building Authority RB:
2.87%, 10/15/31		6,940	6,897,319
2.97%, 10/15/32		4,300	4,289,637
Massachusetts Water Resources Authority RB, 5.00%, 08/01/40		920	1,099,207

			27,513,571

Michigan — 0.2%
Great Lakes Water Authority Water Supply System Revenue RB, 5.25%, 07/01/33		755	906,619
Michigan Finance Authority RB:
5.00%, 11/15/28		1,380	1,678,853
5.00%, 06/01/39		840	944,874
3.38%, 12/01/40		4,555	4,556,139
5.00%, 11/15/41		850	998,308
5.00%, 12/01/47		5,290	5,877,719
2.86%, 09/01/49(d)		6,090	6,175,686
Michigan State Housing Development Authority RB:
3.55%, 10/01/33		1,055	1,123,216
4.00%, 10/01/43		1,010	1,080,286
4.05%, 10/01/48		465	494,890
4.15%, 10/01/53		2,400	2,538,408
Royal Oak Hospital Finance Authority RB, 5.00%, 09/01/39		1,160	1,298,052

			27,673,050

Mississippi — 0.0%
Mississippi Hospital Equipment & Facilities Authority RB, 5.00%, 09/01/46		1,610	1,782,769

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri RB:
5.00%, 11/15/29	USD	840	$1,003,859
3.65%, 01/15/46		8,185	8,784,469
3.09%, 09/15/51		3,450	3,369,374

			13,157,702

New Jersey — 0.1%
New Jersey State Turnpike Authority RB, 7.41%, 01/01/40		2,329	3,654,480
New Jersey Transportation Trust Fund Authority RB:
5.75%, 12/15/28		3,350	3,859,602
5.00%, 06/15/29		915	1,068,940
4.13%, 06/15/42		2,490	2,462,486
4.00%, 06/15/44		3,780	3,953,880
Rutgers The State University of New Jersey RB, 3.27%, 05/01/43		2,280	2,241,377

			17,240,765

New York — 0.9%
City of New York, NY GO:
3.76%, 12/01/27		2,675	2,905,077
2.85%, 08/01/31		5,380	5,406,739
2.90%, 08/01/32		9,025	9,066,064
6.27%, 12/01/37		2,095	2,905,074
Dutchess County Local Development Corp. RB, 5.00%, 07/01/46		2,685	3,093,066
Metropolitan Transportation Authority RB:
5.87%, 11/15/39		735	935,354
6.67%, 11/15/39		350	492,954
6.81%, 11/15/40		860	1,226,334
5.00%, 11/15/41		1,860	2,297,267
New York City Housing Development Corp. RB:
3.70%, 11/01/38		1,090	1,149,449
3.85%, 11/01/43		3,300	3,483,150
4.00%, 11/01/53		2,510	2,622,222
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 07/15/40		930	1,085,924
New York City Transitional Finance Authority Future Tax Secured Revenue RB:
3.65%, 11/01/24		4,050	4,280,567
3.55%, 05/01/25		5,040	5,383,577
3.75%, 11/01/25		4,050	4,281,377
3.05%, 05/01/27		4,675	4,857,839
3.35%, 11/01/30		6,190	6,455,551
3.90%, 08/01/31		4,860	5,248,363
New York City Water & Sewer System RB:
5.75%, 06/15/41		1,330	1,850,030
6.01%, 06/15/42		665	944,267
5.38%, 06/15/43		2,920	3,039,632
5.38%, 06/15/43		1,490	1,543,864
5.44%, 06/15/43		1,775	2,414,586
5.50%, 06/15/43		5,285	5,506,283
5.88%, 06/15/44		1,240	1,781,409
New York Convention Center Development Corp. RB, 5.00%, 11/15/40		930	1,094,591
New York Liberty Development Corp. RB, 5.00%, 11/15/44(b)		2,200	2,403,434
New York State Dormitory Authority RB:
5.39%, 03/15/40		1,470	1,865,724
3.19%, 02/15/43		4,315	4,321,386
3.14%, 07/01/43		3,080	3,053,235
New York State Urban Development Corp. RB:
3.12%, 03/15/25		1,955	2,042,936
3.25%, 03/15/25		2,325	2,449,829
2.35%, 03/15/27		5,870	5,838,830

Security		Par (000)	Value

New York (continued)
New York State Urban Development Corp. RB: (continued)
3.32%, 03/15/29	USD	4,035	$4,204,268
New York Transportation Development Corp. RB:
5.00%, 08/01/20		2,200	2,242,878
5.00%, 07/01/46		730	807,052
5.25%, 01/01/50		9,190	10,302,817
Port Authority of New York & New Jersey RB:
5.65%, 11/01/40		2,165	2,891,358
4.96%, 08/01/46		3,735	4,738,184
4.93%, 10/01/51		4,360	5,649,426
4.46%, 10/01/62		3,155	3,873,804
State of New York GO, 2.80%, 02/15/32		5,195	5,211,624
TSASC, Inc. RB, 5.00%, 06/01/41		1,700	1,907,230

			149,154,625

North Carolina — 0.0%
North Carolina Turnpike Authority RB, AGM, 5.00%, 01/01/35		1,290	1,584,172

Ohio — 0.1%
American Municipal Power, Inc. RB:
7.83%, 02/15/41		1,500	2,345,385
6.45%, 02/15/44		4,635	6,426,335
Buckeye Tobacco Settlement Financing Authority RB, 5.88%, 06/01/47		5,210	5,228,131
JobsOhio Beverage System RB, 3.99%, 01/01/29		8,385	9,112,986

			23,112,837

Oklahoma — 0.0%
Oklahoma Development Finance Authority RB:
5.25%, 08/15/43		1,000	1,187,770
5.50%, 08/15/57		4,760	5,682,869

			6,870,639

Oregon — 0.2%
Oregon School Boards Association GO:
AMBAC, 4.76%, 06/30/28		5,785	6,465,779
5.55%, 06/30/28		7,175	8,479,630
5.68%, 06/30/28		10,105	12,114,783
State of Oregon GO, 5.89%, 06/01/27		8,145	9,716,008

			36,776,200

Pennsylvania — 0.2%
Berks County Industrial Development Authority RB, 5.00%, 11/01/47		1,780	2,020,585
City of Philadelphia, PA Airport Revenue RB, 5.00%, 07/01/42		1,000	1,174,320
Commonwealth Financing Authority RB:
3.86%, 06/01/38		1,180	1,264,736
4.14%, 06/01/38		1,730	1,895,959
3.81%, 06/01/41		11,155	11,897,811
DuBois Hospital Authority RB, 5.00%, 07/15/43		1,290	1,496,168
Pennsylvania Economic Development Financing Authority RB:
5.00%, 12/31/22		1,000	1,099,360
5.00%, 12/31/38		320	361,488
Pennsylvania Turnpike Commission RB:
5.00%, 12/01/46		1,120	1,303,736
5.00%, 12/01/48		2,805	3,338,988

			25,853,151

Puerto Rico — 0.0%
Commonwealth of Puerto Rico GO, 8.00%, 07/01/35(f)(j)		6,430	4,053,826

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

South Carolina — 0.0%
Lexington County Health Services District, Inc. RB, 5.00%, 11/01/41	USD	960	$1,114,042
South Carolina Public Service Authority RB, 2.39%, 12/01/23		4,067	4,048,821
Spartanburg County School District No. 7 GO, SCSDE, 5.00%, 03/01/48		645	786,481

			5,949,344

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB:
5.00%, 07/01/40		930	1,084,743
5.00%, 07/01/46		1,800	2,081,826
Tennessee Housing Development Agency RB:
3.75%, 07/01/38		975	1,035,489
3.85%, 07/01/43		460	486,689
3.95%, 01/01/49		360	380,765

			5,069,512

Texas — 0.2%
Central Texas Regional Mobility Authority RB:
5.00%, 01/01/45		900	1,030,446
5.00%, 01/01/46		900	1,035,522
City Public Service Board of San Antonio, TX RB, 5.81%, 02/01/41		3,260	4,480,479
Dallas Area Rapid Transit RB:
5.00%, 12/01/41		1,780	2,089,845
5.00%, 12/01/46		2,410	2,824,255
Dallas/Fort Worth International Airport RB:
5.00%, 11/01/42		2,025	2,133,884
Series A, 5.00%, 11/01/43		60	61,828
3.14%, 11/01/45		2,420	2,403,883
5.00%, 11/01/45		3,670	3,782,265
5.00%, 11/01/45		2,650	2,787,959
New Hope Cultural Education Facilities Finance Corp. RB, 5.00%, 08/15/47		1,380	1,630,608
San Antonio Water System RB, 5.00%, 05/15/39		1,520	1,763,094
Texas A&M University RB, 2.84%, 05/15/27		2,240	2,306,550
Texas Municipal Gas Acquisition & Supply Corp. RB, 6.25%, 12/15/26		720	851,112
Texas Private Activity Bond Surface Transportation Corp. RB:
5.00%, 12/31/55		370	411,647
5.00%, 06/30/58		2,185	2,543,908

			32,137,285

Virginia — 0.1%
Chesapeake Bay Bridge & Tunnel District RB:
AGM, 5.00%, 07/01/41		880	1,023,378
5.00%, 07/01/51		700	806,995
Tobacco Settlement Financing Corp. RB, 6.71%, 06/01/46		4,135	3,986,512
Virginia Small Business Financing Authority RB:
5.00%, 12/31/52		2,535	2,901,612
5.00%, 12/31/56		2,190	2,491,213

			11,209,710

Washington — 0.1%
Central Puget Sound Regional Transit Authority RB, 5.00%, 11/01/50		1,730	2,007,976
Grant County Public Utility District No. 2 RB, 4.58%, 01/01/40		600	699,750
Port of Seattle, WA RB, 5.00%, 05/01/43		930	1,087,523
State of Washington GO:
5.00%, 08/01/40		2,720	3,177,885
5.00%, 08/01/40		1,120	1,353,834

Security		Par (000)	Value

Washington (continued)
State of Washington GO: (continued)
5.00%, 02/01/41	USD	1,880	$2,250,548
5.00%, 08/01/41		1,175	1,418,378

			11,995,894

West Virginia — 0.1%
Tobacco Settlement Finance Authority RB, 7.47%, 06/01/47		6,515	6,754,882
West Virginia Hospital Finance Authority RB:
5.00%, 06/01/20		965	979,726
5.00%, 06/01/21		960	1,009,603
5.00%, 06/01/22		1,050	1,141,098
5.00%, 06/01/23		870	974,417
5.00%, 06/01/24		935	1,076,166

			11,935,892

Wisconsin — 0.0%
State of Wisconsin GO:
5.00%, 05/01/36		1,520	1,782,382
5.00%, 05/01/38		1,530	1,788,754
State of Wisconsin RB, 3.15%, 05/01/27		1,900	1,981,320

			5,552,456

Total Taxable Municipal Bonds — 4.1% (Cost: $661,648,350)			693,791,426

U.S. Government Sponsored Agency Securities — 59.5%

Agency Obligations — 0.0%
Fannie Mae 6.63%, 11/15/30		1,450	2,067,065

Collateralized Mortgage Obligations — 0.0%
Fannie Mae Series 2003-W5, Class A, (1 mo. LIBOR US + 0.110%), 2.01%, 04/25/33(a)		2	1,723
Freddie Mac:
Series 2015-DN1, Class B, (1 mo. LIBOR US + 11.500%), 13.29%, 01/25/25(a)		491	665,635
Series 2015-HQ2, Class B, (1 mo. LIBOR US + 7.950%), 9.74%, 05/25/25(a)		523	618,192
Series 2017-DNA2, Class B1, (1 mo. LIBOR US + 5.150%), 6.94%, 10/25/29(a)		590	680,983
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + 4.450%), 6.24%, 03/25/30(a)		1,860	2,057,074
Series 2017-HRP1, Class M2, (1 mo. LIBOR US + 2.450%), 4.24%, 12/25/42(a)		657	662,730

			4,686,337

Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae Series 2006-M2, Class A2A, 5.27%, 10/25/32(d)		1,475	1,652,973
Freddie Mac:
Series K076, Class A2, 3.90%, 06/25/51		3,176	3,509,404
Series KL4F, Class A2AS, 3.68%, 10/25/25(d)		1,664	1,763,134
Series KW06, Class A2, 3.80%, 06/25/28(d)		1,040	1,129,036
Ginnie Mae:
Series 2015-97, Class VA, 2.25%, 12/16/38		1,050	1,020,242
Series 2016-158, Class VA, 2.00%, 03/16/35		687	651,575

			9,726,364

Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae Series 2015-M4, Class X2, 0.48%, 07/25/22(d)		29,830	208,091

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Ginnie Mae:
Series 2012-23, Class IO, 0.35%, 06/16/53(d)	USD	2,924	$40,497
Series 2013-191, Class IO, 0.73%, 11/16/53(d)		2,776	85,211
Series 2013-30, Class IO, 0.80%, 09/16/53(d)		12,628	477,571
Series 2013-63, Class IO, 0.79%, 09/16/51(d)		16,795	830,151
Series 2013-78, Class IO, 0.75%, 10/16/54(d)		13,386	515,485
Series 2014-40, Class AI, 1.00%, 02/16/39		1,462	9,340
Series 2014-52, Class AI, 0.83%, 08/16/41		3,751	73,182
Series 2015-173, Class IO, 0.87%, 09/16/55(d)		6,300	385,240
Series 2015-22, Class IO, 0.70%, 03/16/55(d)		9,581	405,645
Series 2015-37, Class IO, 0.76%, 10/16/56(d)		2,325	123,221
Series 2015-48, Class IO, 0.69%, 02/16/50(d)		5,222	211,666
Series 2016-110, Class IO, 1.03%, 05/16/58(d)		6,307	450,510
Series 2016-113, Class IO, 1.18%, 02/16/58(d)		7,832	638,989
Series 2016-125, Class IO, 0.99%, 12/16/57(d)		7,844	552,266
Series 2016-128, Class IO, 0.95%, 09/16/56(d)		13,284	951,094
Series 2016-152, Class IO, 0.88%, 08/15/58(d)		8,146	551,960
Series 2016-162, Class IO, 0.99%, 09/16/58(d)		25,661	1,977,309
Series 2016-165, Class IO, 0.96%, 12/16/57(d)		6,517	495,278
Series 2016-26, Class IO, 0.94%, 02/16/58(d)		32,415	2,142,264
Series 2016-36, Class IO, 0.91%, 08/16/57(d)		4,011	266,437
Series 2016-67, Class IO, 1.14%, 07/16/57(d)		4,727	347,208
Series 2016-92, Class IO, 1.00%, 04/16/58(d)		7,878	534,145
Series 2016-96, Class IO, 0.98%, 12/16/57(d)		16,699	1,187,217
Series 2016-97, Class IO, 1.04%, 07/16/56(d)		9,789	706,767
Series 2018-85, Class IO, 0.50%, 07/16/60(d)		11,292	627,242

			14,793,986

Mortgage-Backed Securities — 59.3%
Fannie Mae Mortgage-Backed Securities:
4.50%, 02/01/25 - 01/01/50(q)		958,125	1,021,945,613
2.50%, 09/01/27 - 01/01/50(q)		286,784	286,789,801
3.00%, 04/01/28 - 01/01/50(q)		768,362	786,245,308
3.50%, 08/01/28 - 01/01/50(q)		1,387,976	1,435,254,555
4.00%, 08/01/31 - 01/01/50(q)		3,352,698	3,504,540,200
2.00%, 10/01/31 - 03/01/32		16,580	16,480,403
5.00%, 11/01/32 - 01/01/50(q)		68,825	74,356,971
5.50%, 12/01/32 - 04/01/41		22,008	24,666,540
6.00%, 02/01/34 - 01/01/50(q)		22,958	25,762,830
6.50%, 05/01/40		2,582	2,929,959
Freddie Mac Mortgage-Backed Securities:
2.50%, 02/01/24 - 04/01/31		21,781	22,103,801
3.00%, 09/01/27 - 02/01/47		78,711	81,089,131
3.50%, 09/01/30 - 01/01/48		245,587	260,356,777

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities:(continued)
5.50%, 02/01/35 - 06/01/41	USD	3,046	$3,417,032
5.00%, 07/01/35 - 11/01/41		10,092	11,080,497
4.50%, 02/01/39 - 04/01/49		157,883	171,264,075
4.00%, 08/01/40 - 08/01/49		69,620	74,170,321
Ginnie Mae Mortgage-Backed Securities:
5.00%, 04/15/33 - 01/15/50(q)		50,282	53,305,354
4.00%, 04/20/39 - 01/15/50(q)		316,566	328,493,256
4.50%, 12/20/39 - 01/15/50(q)		943,888	986,993,047
3.50%, 01/15/42 - 01/15/50(q)		413,395	428,378,992
3.00%, 12/20/44 - 01/15/50(q)		412,330	423,626,824
2.50%, 01/15/50(q)		16,264	16,333,252
5.50%, 01/15/50(q)		5,800	6,158,423

			10,045,742,962

Total U.S. Government Sponsored Agency Securities — 59.5% (Cost: $10,012,535,855)			10,077,016,714

U.S. Treasury Obligations — 11.4%
U.S. Treasury Bonds:
4.25%, 05/15/39		111	146,303
4.50%, 08/15/39		111	150,878
4.38%, 11/15/39		111	148,788
3.13%, 02/15/43		398	452,305
2.88%, 05/15/43 - 11/15/46		12,870	14,148,848
3.63%, 08/15/43		398	489,074
3.75%, 11/15/43		12,973	16,256,284
3.00%, 02/15/48		12,472	14,056,334
2.25%, 08/15/49		548	533,101
U.S. Treasury Inflation Indexed Notes:
0.63%, 04/15/23		16,086	16,335,393
0.50%, 04/15/24		1,454,055	1,477,562,211
0.13%, 10/15/24		131,485	132,242,013
0.25%, 01/15/25		237,649	239,760,119
U.S. Treasury Notes:
2.00%, 07/31/20 - 02/15/25		2,505	2,522,062
2.50%, 12/31/20		1,157	1,166,672
1.13%, 07/31/21		1,734	1,721,063
1.75%, 07/31/21 - 07/31/24		3,892	3,904,532
1.50%, 01/31/22 - 08/15/26		2,662	2,638,126
2.13%, 12/31/22 - 05/15/25		2,387	2,431,192
2.75%, 05/31/23		768	796,320
2.25%, 08/15/27		768	789,930
2.88%, 08/15/28		233	251,294
3.13%, 11/15/28		233	256,364
1.63%, 08/15/29		233	227,166

Total U.S. Treasury Obligations — 11.4% (Cost: $1,913,643,379)			1,928,986,372

		Shares

Warrants — 0.0%

Real Estate Management & Development — 0.0%
Target Hospitality Corp. (Issued/Exercisable 3/05/18, 1 Share for 1 Warrant, Expires 3/15/24, Strike Price USD 11.50)(f)		8,280	4,306

Total Warrants — 0.0% (Cost: $11,817)			4,306

Total Long-Term Investments — 130.1% (Cost: $21,679,687,621)			22,020,083,450

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Short-Term Securities — 8.9%

Security		Par (000)	Value

Foreign Government Obligations — 1.9%
Japan Treasury Discount Bill:
(0.14)%, 03/09/20(r)	JPY	17,743,400	$163,346,672
(0.11)%, 03/16/20(r)		18,026,450	165,956,531

Total Foreign Government Obligations — 1.9% (Cost: $328,957,944)			329,303,203

		Shares

Mutual Funds — 7.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51%(s)(u)		1,178,259,649	1,178,259,649
SL Liquidity Series, LLC, Money Market Series, 1.80%(s)(t)(u)		4,239	4,240

Total Mutual Funds — 7.0% (Cost — $1,178,263,889)			1,178,263,889

Total Short-Term Investments — 8.9% (Cost: $1,507,221,833)			1,507,567,092

Options Purchased — 0.1% (Cost: $22,109,452)			21,100,639

Total Investments Before Options Written and TBA Sale Commitments —139.1% (Cost: $23,209,018,906)			23,548,751,181

		Par (000)

TBA Sale Commitments — (11.2)%(q)

Mortgage-Backed Securities — (11.2)%
Fannie Mae Mortgage-Backed Securities:
2.50%, 01/01/35	USD	55,054	(55,549,639)
3.00%, 01/01/35 - 01/01/50		85,933	(87,210,100)
3.50%, 01/01/35 - 01/01/50		340,616	(350,534,590)
4.00%, 01/01/50		633,060	(658,431,861)
4.50%, 01/01/50		140,690	(148,125,686)
5.50%, 01/01/50		1,113	(1,198,562)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 01/15/50		517,504	(533,332,561)
4.00%, 01/15/50		53,450	(55,320,750)

Total TBA Sale Commitments — (11.2)% (Proceeds: $1,889,529,821)			(1,889,703,749)

Options Written — 0.0% (Premiums Received: $6,973,795)			(2,640,067)

Total Investments Net of Options Written and TBA Sale Commitments — 127.9% (Cost: $21,312,515,290)			21,656,407,365

Liabilities in Excess of Other Assets — (27.9)%			(4,726,393,271)

Net Assets — 100.0%			$16,930,014,094

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC

(f)	Non-income producing security.
(g)	Security, or a portion of the security, is on loan.
(h)	Convertible security.
(i)	Zero-coupon bond.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(l)	Perpetual security with no stated maturity date.
(m)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n)	Issuer is a U.S. branch of a foreign domiciled bank.
(o)	Fixed rate.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Represents or includes a TBA transaction.
(r)	Rates are discount rates or a range of discount rates as of period end.
(s)	Annualized 7-day yield as of period end.
(t)	Security was purchased with the cash collateral from loaned securities.
(u)

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Par/Shares Held at 09/30/19	Par/Shares Purchased	Par/Shares Sold	Par/Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$3,374	$—	$—	$3,374	$3,058	$—		$—	$2
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	205,577,418	972,682,231	—	1,178,259,649	1,178,259,649	2,706,935		2,436	—
iShares MSCI Emerging Markets ETF	138,000	—	(138,000)	—	—	—		245,218	128,478
SL Liquidity Series, LLC, Money Market Series(c)	1,616,527	—	(1,612,288)	4,239	4,240	3,084	(d)	—	—

					$1,178,266,947	$2,710,019		$247,654	$128,480

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents net shares sold.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bobl	184	03/06/20	$27,580	$(91,955)
Euro-BTP Italian Government Bond	677	03/06/20	108,183	(273,581)
Euro-Schatz	6,869	03/06/20	862,227	(746,934)
U.S. Treasury Bonds (30 Year)	71	03/20/20	11,069	(8,351)
U.S. Ultra Treasury Bonds	6,361	03/20/20	1,155,515	(33,047,977)
U.S. Ultra Treasury Bonds (10 Year)	2,693	03/20/20	378,914	(3,503,543)
30 Day Fed Fund	145	03/31/20	57,095	(15,922)
U.S. Treasury Notes (2 Year)	13,022	03/31/20	2,806,241	(1,494,171)
U.S. Treasury Notes (5 Year)	4,667	03/31/20	553,550	222,542
30 Day Fed Fund	145	06/30/20	59,503	(43,198)
3-month EURIBOR	146	12/14/20	41,092	(90,217)
Canadian Bankers Acceptance	1,218	06/14/21	229,838	84,554
Canadian Bankers Acceptance	450	09/13/21	84,911	25,339

				(38,983,414)

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
Euro-Bund	663	03/06/20	$126,792	$1,140,205
Euro-Buxl	82	03/06/20	18,247	424,070
Canadian Government Bonds (10 Year)	276	03/20/20	29,221	601,102
E-Mini S&P 500 Index	336	03/20/20	54,282	(337,910)
U.S. Treasury Notes (10 Year)	9,063	03/20/20	1,163,887	987,615
Long Gilt British	597	03/27/20	103,894	419,118
Canadian Bankers Acceptance	768	06/15/20	144,930	(9,053)

				3,225,147

				$(35,758,267)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	10,185,941	USD	2,507,000	Citibank N.A.	01/03/20	$24,902
BRL	10,206,415	USD	2,429,000	Citibank N.A.	01/03/20	107,992
BRL	12,952,575	USD	3,095,000	Citibank N.A.	01/03/20	124,600
BRL	10,339,263	USD	2,427,000	Citibank N.A.	01/03/20	143,013
BRL	10,303,829	USD	2,427,000	Deutsche Bank AG	01/03/20	134,205
BRL	51,182,589	USD	12,534,000	Deutsche Bank AG	01/03/20	188,371
MXN	63,637,437	USD	3,261,000	Citibank N.A.	01/03/20	103,175
MXN	63,327,571	USD	3,235,000	HSBC Bank PLC	01/03/20	112,794
ZAR	92,578,218	USD	6,581,000	JPMorgan Chase Bank N.A.	01/06/20	23,626
CNH	17,037,277	USD	2,420,000	Bank of America N.A.	01/08/20	26,994
CNH	17,192,455	USD	2,429,000	Bank of America N.A.	01/08/20	40,281
EUR	2,868,000	USD	3,179,237	HSBC Bank PLC	01/08/20	39,406
KRW	3,922,991,100	USD	3,339,000	BNP Paribas S.A.	01/08/20	53,876
KRW	2,889,295,500	USD	2,429,000	Deutsche Bank AG	01/08/20	69,864
KRW	3,734,373,000	USD	3,145,000	JPMorgan Chase Bank N.A.	01/08/20	84,746
MXN	27,889,109	USD	1,421,000	Morgan Stanley & Co. International PLC	01/08/20	52,219
RUB	208,871,774	USD	3,239,000	BNP Paribas S.A.	01/09/20	122,518
RUB	47,145,827	USD	733,000	Citibank N.A.	01/09/20	25,750
USD	163,480,243	JPY	17,748,723,000	Citibank N.A.	01/09/20	50,484
USD	166,473,019	JPY	18,031,858,000	UBS AG	01/14/20	390,739
USD	2,857,825	EUR	2,500,000	NatWest Markets PLC	01/15/20	50,957
AUD	5,185,000	JPY	392,196,251	Morgan Stanley & Co. International PLC	01/17/20	27,227
AUD	4,853,000	JPY	366,374,129	Morgan Stanley & Co. International PLC	01/17/20	32,019
USD	2,856,320	EUR	2,500,000	Royal Bank of Canada	01/17/20	49,105
COP	19,953,182,230	USD	5,767,149	Citibank N.A.	01/22/20	298,005
COP	23,536,195,000	USD	6,810,242	Standard Chartered Bank	01/22/20	344,039
COP	3,704,305,920	USD	1,070,299	UBS AG	01/22/20	55,696
COP	29,293,852,000	USD	8,463,985	UBS AG	01/22/20	440,446
RUB	269,363,339	USD	4,171,810	HSBC Bank PLC	01/22/20	156,209
RUB	398,750,661	USD	6,191,300	JPMorgan Chase Bank N.A.	01/22/20	215,661
MXN	63,521,804	USD	3,339,000	Bank of America N.A.	01/23/20	8,786
BRL	20,095,294	USD	4,941,000	Credit Suisse International	02/04/20	49,183
BRL	50,976,405	USD	12,534,000	Credit Suisse International	02/04/20	124,764
BRL	16,939,762	USD	4,174,000	Morgan Stanley & Co. International PLC	02/04/20	32,582
JPY	267,517,473	USD	2,462,000	Morgan Stanley & Co. International PLC	02/05/20	4,985
MXN	317,283,000	USD	16,384,945	Bank of America N.A.	02/05/20	304,286
MXN	96,753,000	USD	4,935,894	HSBC Bank PLC	02/05/20	153,358

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	882,843,150	USD	8,098,000	UBS AG	02/06/20	$43,854
RUB	527,305,380	USD	8,356,000	Bank of America N.A.	02/18/20	88,912
USD	44,135,574	EUR	33,810,000	Deutsche Bank AG	02/25/20	6,078,481
CNH	4,431,967	USD	631,128	Bank of America N.A.	03/13/20	4,479
USD	44,963,466	JPY	4,504,440,000	HSBC Bank PLC	03/16/20	3,328,015
AUD	15,432,301	USD	10,783,552	Bank of America N.A.	03/18/20	66,942
AUD	23,874,350	USD	16,676,448	Goldman Sachs International	03/18/20	109,674
BRL	151,657,150	USD	37,032,000	Bank of America N.A.	03/18/20	546,640
BRL	172,220,590	USD	41,710,000	Deutsche Bank AG	03/18/20	963,990
CAD	31,285,982	USD	23,919,861	Bank of America N.A.	03/18/20	179,720
CAD	4,630,148	USD	3,540,139	Royal Bank of Canada	03/18/20	26,462
EUR	24,492,555	USD	27,460,000	BNP Paribas S.A.	03/18/20	147,521
GBP	20,919,705	USD	27,460,000	TD Securities, Inc.	03/18/20	309,643
MXN	287,920,555	USD	14,885,000	BNP Paribas S.A.	03/18/20	167,852
MXN	285,062,325	USD	14,730,000	Citibank N.A.	03/18/20	173,420
MXN	804,192,935	USD	41,090,000	Citibank N.A.	03/18/20	954,226
MXN	233,881,015	USD	12,095,000	Deutsche Bank AG	03/18/20	132,596
RUB	2,652,449,380	USD	41,594,000	Bank of America N.A.	03/18/20	743,075
RUB	2,630,331,500	USD	40,850,000	Bank of America N.A.	03/18/20	1,134,041
USD	6,865,000	AUD	9,753,415	Bank of America N.A.	03/18/20	7,346
USD	27,460,000	AUD	39,040,436	Morgan Stanley & Co. International PLC	03/18/20	10,560
USD	6,865,000	CAD	8,905,724	Bank of America N.A.	03/18/20	4,924
USD	27,460,000	EUR	24,328,919	Morgan Stanley & Co. International PLC	03/18/20	36,927
USD	6,865,000	EUR	6,089,851	State Street Bank and Trust Co.	03/18/20	641

						19,526,804

USD	7,944,000	BRL	33,843,029	Citibank N.A.	01/03/20	(468,305)
USD	12,534,000	BRL	50,913,108	Credit Suisse International	01/03/20	(121,386)
USD	4,941,000	BRL	20,070,342	Credit Suisse International	01/03/20	(47,851)
USD	3,336,000	MXN	63,874,392	BNP Paribas S.A.	01/03/20	(40,701)
USD	3,160,000	MXN	60,343,360	Citibank N.A.	01/03/20	(30,034)
JPY	263,392,258	USD	2,429,000	Bank of America N.A.	01/06/20	(4,089)
JPY	341,800,683	USD	3,154,000	Morgan Stanley & Co. International PLC	01/06/20	(7,225)
USD	3,121,000	JPY	340,386,215	Morgan Stanley & Co. International PLC	01/06/20	(12,753)
USD	2,462,000	JPY	267,964,843	Morgan Stanley & Co. International PLC	01/06/20	(5,008)
USD	3,342,000	ZAR	48,270,304	Bank of America N.A.	01/06/20	(101,654)
USD	3,239,000	ZAR	47,739,621	BNP Paribas S.A.	01/06/20	(166,794)
USD	4,849,000	CNH	34,150,052	Bank of America N.A.	01/08/20	(55,831)
USD	3,195,617	EUR	2,868,000	Bank of America N.A.	01/08/20	(23,026)
USD	5,574,000	KRW	6,630,941,880	Deutsche Bank AG	01/08/20	(160,901)
USD	3,339,000	KRW	3,972,141,180	Deutsche Bank AG	01/08/20	(96,385)
USD	1,421,000	MXN	27,936,435	Goldman Sachs International	01/08/20	(54,719)
USD	3,972,000	RUB	249,560,760	Citibank N.A.	01/09/20	(44,354)
EUR	5,000,000	USD	5,659,655	NatWest Markets PLC	01/17/20	(45,224)
JPY	496,677,212	AUD	6,625,080	Morgan Stanley & Co. International PLC	01/17/20	(75,759)
USD	3,342,000	KRW	3,887,080,200	BNP Paribas S.A.	01/21/20	(20,794)
USD	22,066,683	COP	76,487,535,150	Credit Suisse International	01/22/20	(1,183,178)
USD	9,628,770	RUB	623,535,071	Morgan Stanley & Co. International PLC	01/22/20	(389,933)
USD	5,680,439	RUB	367,851,012	Morgan Stanley & Co. International PLC	01/22/20	(230,039)
USD	3,097,926	RUB	200,613,918	Morgan Stanley & Co. International PLC	01/22/20	(125,456)
COP	10,977,722,000	USD	3,353,000	JPMorgan Chase Bank N.A.	01/24/20	(16,347)
USD	3,353,000	COP	11,167,166,500	Citibank N.A.	01/24/20	(41,234)
USD	993,567	AUD	1,464,000	National Australia Bank Ltd.	02/05/20	(34,725)

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	727,875	CHF	712,173	Morgan Stanley & Co. International PLC	02/05/20	$(9,882)
USD	2,056,776	EUR	1,844,000	Goldman Sachs International	02/05/20	(16,269)
USD	1,597,054	EUR	1,432,000	Goldman Sachs International	02/05/20	(12,817)
USD	1,307,575	EUR	1,172,000	Goldman Sachs International	02/05/20	(10,001)
USD	5,620,939	EUR	5,001,678	HSBC Bank PLC	02/05/20	(2,005)
USD	2,895,276	EUR	2,606,000	Morgan Stanley & Co. International PLC	02/05/20	(34,419)
USD	21,475,231	IDR	304,411,404,524	Barclays Bank PLC	02/05/20	(380,356)
USD	10,766,478	IDR	152,205,700,000	BNP Paribas S.A.	02/05/20	(161,316)
USD	6,790,010	IDR	96,465,671,000	BNP Paribas S.A.	02/05/20	(135,860)
USD	5,172,470	IDR	73,458,379,850	BNP Paribas S.A.	02/05/20	(101,564)
USD	10,726,265	IDR	152,205,704,523	Citibank N.A.	02/05/20	(201,529)
USD	3,077,206	IDR	43,674,786,497	HSBC Bank PLC	02/05/20	(58,478)
USD	558,593	IDR	7,925,975,503	UBS AG	02/05/20	(10,462)
USD	152,645	JPY	16,641,000	TD Securities, Inc.	02/05/20	(814)
USD	79,433,141	MXN	1,537,126,594	HSBC Bank PLC	02/05/20	(1,420,422)
USD	37,402,357	RUB	2,403,587,637	JPMorgan Chase Bank N.A.	02/05/20	(1,151,206)
USD	4,572,297	RUB	294,295,910	JPMorgan Chase Bank N.A.	02/05/20	(148,211)
USD	6,581,000	ZAR	92,952,676	JPMorgan Chase Bank N.A.	02/05/20	(24,057)
EUR	33,810,000	USD	41,665,584	JPMorgan Chase Bank N.A.	02/25/20	(3,608,492)
JPY	86,008,000	USD	796,486	Royal Bank of Canada	03/13/20	(1,633)
USD	571,255	CNH	4,035,000	Bank of America N.A.	03/13/20	(7,421)
USD	570,586	CNH	4,031,079	BNP Paribas S.A.	03/13/20	(7,527)
USD	2,616,158	EUR	2,345,421	Bank of America N.A.	03/13/20	(26,718)
USD	234,875	HKD	1,834,306	Bank of America N.A.	03/13/20	(386)
USD	5,627,066	HKD	44,069,776	Citibank N.A.	03/13/20	(25,158)
USD	7,801,840	JPY	844,514,026	Bank of America N.A.	03/13/20	(2,838)
USD	373,805	KRW	444,098,451	HSBC Bank PLC	03/13/20	(10,903)
USD	1,274,777	TWD	38,600,260	Goldman Sachs International	03/13/20	(17,399)
JPY	4,504,440,000	USD	41,738,695	JPMorgan Chase Bank N.A.	03/16/20	(103,245)
USD	27,460,000	AUD	39,177,082	Deutsche Bank AG	03/18/20	(85,516)
USD	27,858,000	CAD	36,207,043	Bank of America N.A.	03/18/20	(32,272)
USD	27,460,000	CAD	35,859,811	BNP Paribas S.A.	03/18/20	(162,799)
USD	27,460,000	CAD	35,703,393	BNP Paribas S.A.	03/18/20	(42,311)
USD	27,858,000	CHF	26,818,200	Morgan Stanley & Co. International PLC	03/18/20	(6,802)
USD	27,460,000	EUR	24,409,106	Morgan Stanley & Co. International PLC	03/18/20	(53,458)
USD	6,865,000	GBP	5,177,033	Bank of America N.A.	03/18/20	(7,199)
USD	27,460,000	GBP	20,889,437	Citibank N.A.	03/18/20	(269,463)
USD	27,460,000	GBP	20,757,741	Morgan Stanley & Co. International PLC	03/18/20	(94,645)
USD	1,790,749	EUR	1,591,408	UBS AG	11/27/20	(31,332)

						(12,080,890)

Net Unrealized Appreciation						$7,445,914

Interest Rate Caps Purchased

Reference Entity	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
10Y-2Y CMS Index Cap	0.50%	Citibank N.A.	03/13/20	USD	1,017,480	$35,347	$391,730	$(356,383)
10Y-2Y CMS Index Cap	0.40%	Goldman Sachs International	03/31/20	USD	860,000	131,313	718,100	(586,787)

						$166,660	$1,109,830	$(943,170)

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Caesars Entertainment Corp.	14,489	01/17/20	USD	12.00	USD	19,705	$2,339,974
SPDR S&P 500 ETF Trust	1,008	01/17/20	USD	320.00	USD	32,443	480,312
SPDR S&P 500 ETF Trust	595	01/17/20	USD	322.00	USD	19,151	199,623
VanEck Vectors JPMorgan EM Local Currency Bond ETF	11,684	01/17/20	USD	37.00	USD	39,737	87,630
VanEck Vectors Semiconductor ETF	746	01/17/20	USD	142.00	USD	10,549	176,056
SPDR S&P 500 ETF Trust	676	01/21/20	USD	322.00	USD	21,758	239,980
iShares MSCI Emerging Markets Index ETF	24,704	02/21/20	USD	44.73	USD	110,847	2,692,736
SPDR S&P 500 ETF Trust	1,824	02/21/20	USD	330.00	USD	58,707	398,544
Euro Dollar (1 Year) Mid-Curve	12,998	03/13/20	USD	99.13	USD	3,198,808	243,713
Euro Dollar (1 Year) Mid-Curve	6,499	03/13/20	USD	99.00	USD	1,599,404	162,475
DAX Performance-Index	415	03/20/20	EUR	13,600.00	EUR	27,492	381,134
EURO STOXX 50 Index	1,443	03/20/20	EUR	3,800.00	EUR	54,043	866,771
Caesars Entertainment Corp.	11,693	01/15/21	USD	12.00	USD	15,902	2,209,976
Market Vectors Gold Miners ETF	2,288	01/15/21	USD	30.00	USD	6,699	806,520

							11,285,444

Put
CME CBOT U.S. Treasury Notes (10 Year) Week 2	3,481	01/10/20	USD	127.75	USD	447,037	489,516
Caesars Entertainment Corp.	499	01/17/20	USD	10.00	USD	679	1,248
SPDR S&P 500 ETF Trust	775	01/17/20	USD	295.00	USD	24,944	18,213

							508,977

							$11,794,421

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	One-Touch	Bank of America N.A.	—	01/06/20	TRY	5.60	USD	5.60	USD	134	$3
USD Currency	One-Touch	BNP Paribas S.A.	—	01/06/20	TRY	5.60	USD	5.60	USD	380	10
AUD Currency	In-Touch	Morgan Stanley & Co. International PLC	—	01/09/20	USD	0.72	AUD	0.72	AUD	470	10,891
USD Currency	One-Touch	BNP Paribas S.A.	—	01/10/20	TRY	5.67	USD	5.67	USD	834	4,373
USD Currency	One-Touch	BNP Paribas S.A.	—	01/10/20	TRY	5.67	USD	5.67	USD	500	2,622
USD Currency	One-Touch	HSBC Bank PLC	—	01/23/20	CNH	6.90	USD	6.90	USD	524	94,072
EUR Currency	One-Touch	Deutsche Bank AG	—	02/06/20	NOK	9.85	USD	9.85	EUR	246	123,012
USD Currency	One-Touch	Citibank N.A.	—	02/06/20	BRL	3.98	USD	3.98	USD	718	267,681
USD Currency	One-Touch	Deutsche Bank AG	—	02/06/20	BRL	3.98	USD	3.98	USD	575	214,368
USD Currency	One-Touch	Bank of America N.A.	—	02/07/20	RUB	62.10	USD	62.10	USD	527	258,984
USD Currency	One-Touch	Bank of America N.A.	—	02/14/20	RUB	61.10	USD	61.10	USD	668	149,310
EUR Currency	Under-and-Out	Citibank N.A.	—	12/22/20	MXN	22.66	EUR	22.70	EUR	10,892	278,474
EUR Currency	Under-and-Out	Citibank N.A.	—	12/22/20	RUB	73.44	EUR	73.50	EUR	10,892	266,841

											$1,670,641

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	—	01/09/20	ZAR	15.30	USD	4,154	$1
USD Currency	Bank of America N.A.	—	01/21/20	TWD	30.60	USD	8,098	537
Hang Seng China Enterprises Index	JPMorgan Chase Bank N.A.	30	01/30/20	HKD	11,542.46	HKD	16,752	12,285
Hang Seng China Enterprises Index	UBS AG	30	01/30/20	HKD	11,498.31	HKD	16,752	14,317
Financial Select Sector SPDR Fund	UBS AG	259,500	03/20/20	USD	32.00	USD	7,987	96,015
USD Currency	Bank of America N.A.	—	03/24/20	ZAR	15.50	USD	12,752	57,660
USD Currency	Citibank N.A.	—	03/24/20	ZAR	17.00	USD	6,376	3,081
USD Currency	Deutsche Bank AG	—	03/31/20	ZAR	14.65	USD	6,231	93,359
USD Currency	Citibank N.A.	—	04/08/20	ZAR	15.60	USD	12,461	68,024

								345,279
Put
USD Currency	Deutsche Bank AG	—	01/14/20	KRW	1,178.00	USD	8,341	172,949
USD Currency	Deutsche Bank AG	—	01/17/20	BRL	3.96	USD	4,753	9,793
USD Currency	Morgan Stanley & Co. International PLC	—	01/17/20	BRL	4.10	USD	6,337	129,638
USD Currency	Citibank N.A.	—	02/06/20	BRL	4.14	USD	7,838	251,040
USD Currency	Credit Suisse International	—	02/06/20	BRL	4.18	USD	6,508	263,404
USD Currency	Deutsche Bank AG	—	02/14/20	BRL	4.10	USD	12,512	312,308
USD Currency	Citibank N.A.	—	02/19/20	BRL	4.16	USD	4,017	150,093
USD Currency	Bank of America N.A.	—	03/06/20	RUB	64.30	USD	7,891	260,130
USD Currency	Citibank N.A.	—	03/06/20	BRL	4.14	USD	7,838	270,097
USD Currency	Deutsche Bank AG	—	04/02/20	JPY	107.00	USD	24,295	184,301
EUR Currency	JPMorgan Chase Bank N.A.	—	04/29/20	USD	1.11	EUR	29,665	138,293
USD Currency	Citibank N.A.	—	05/01/20	JPY	107.00	USD	8,098	81,238

								2,223,284

								$2,568,563

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional Amount
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	(000)		Value
Call
10-Year Interest Rate Swap, 06/05/30	3-month LIBOR, 1.91%	Quarterly	1.71%	Semi- Annual	Citibank N.A.	06/03/20	1.71%	USD	91,477	$736,146
10-Year Interest Rate Swap, 06/05/30	3-month LIBOR, 1.91%	Quarterly	1.71%	Semi- Annual	Citibank N.A.	06/03/20	1.71%	USD	23,863	192,033

										928,179

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional Amount
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	(000)		Value
Put
10-Year Interest Rate Swap, 01/31/30	2.00%	Semi- Annual	3-month LIBOR, 1.91%	Quarterly	Morgan Stanley & Co. International PLC	01/29/20	2.00%	USD	169,782	$531,482
10-Year Interest Rate Swap, 04/01/30	2.30%	Semi- Annual	3-month LIBOR, 1.91%	Quarterly	Bank of America N.A.	03/30/20	2.30%	USD	49,716	88,984
10-Year Interest Rate Swap, 04/01/30	2.30%	Semi- Annual	3-month LIBOR, 1.91%	Quarterly	Citibank N.A.	03/30/20	2.30%	USD	149,147	266,949
10-Year Interest Rate Swap, 06/05/30	1.71%	Semi- Annual	3-month LIBOR, 1.91%	Quarterly	Citibank N.A.	06/03/20	1.71%	USD	91,477	2,446,546
10-Year Interest Rate Swap, 06/05/30	1.71%	Semi- Annual	3-month LIBOR, 1.91%	Quarterly	Citibank N.A.	06/03/20	1.71%	USD	23,863	638,214

										3,972,175

										$4,900,354

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Energy Select Sector SPDR ETF	530	01/17/20	USD	58.21	USD	3,182	$(118,720)
Industrial Select Sector SPDR Fund	341	01/17/20	USD	82.00	USD	2,778	(24,893)
SPDR KBW Regional Banking ETF	535	01/17/20	USD	57.00	USD	3,116	(97,638)
SPDR S&P Retail ETF	672	01/17/20	USD	45.00	USD	3,092	(95,088)
SPDR S&P 500 ETF Trust	676	01/21/20	USD	327.00	USD	21,758	(71,318)
U.S. Treasury Notes (2 Year)	620	01/24/20	USD	107.75	USD	133,610	(106,563)
Euro Dollar (3 Year) Mid-Curve	12,998	03/13/20	USD	99.00	USD	3,193,121	(243,709)
Euro Dollar (3 Year) Mid-Curve	6,499	03/13/20	USD	98.88	USD	1,596,561	(203,094)
Utilities SPDR ETF	998	03/20/20	USD	65.00	USD	6,449	(126,746)

							(1,087,769)

Put
CME CBOT U.S. Treasury Notes (10 Year) Week 2	3,481	01/10/20	USD	126.75	USD	447,037	(108,781)
CBOE Volatility Index	2,705	01/22/20	USD	13.00	USD	3,727	(114,963)
U.S. Treasury Notes (10 Year)	267	01/24/20	USD	128.00	USD	34,289	(87,609)

							(311,353)

							$(1,399,122)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price	Notional Amount (000)		Value
Call
USD Currency	Citibank N.A.	—	01/09/20	ZAR	15.30	USD	4,154	$(1)
USD Currency	Morgan Stanley & Co. International PLC	—	01/17/20	BRL	4.35	USD	2,376	(14)
USD Currency	Citibank N.A.	—	01/20/20	RUB	62.60	USD	5,849	(25,231)
USD Currency	Citibank N.A.	—	02/05/20	JPY	109.00	USD	2,429	(10,366)
USD Currency	Credit Suisse International	—	02/06/20	BRL	4.35	USD	3,254	(1,895)

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
EUR Currency	Bank of America N.A.	—	02/14/20	CNH	7.85	EUR	5,998	$(47,390)
USD Currency	Citibank N.A.	—	02/19/20	BRL	4.35	USD	2,410	(2,977)
USD Currency	Bank of America N.A.	—	03/24/20	ZAR	17.00	USD	12,752	(6,152)
USD Currency	Deutsche Bank AG	—	03/31/20	ZAR	15.35	USD	12,461	(80,228)
USD Currency	Citibank N.A.	—	04/08/20	ZAR	17.00	USD	12,461	(11,380)

								(185,634)

Put
USD Currency	Citibank N.A.	—	01/09/20	ZAR	14.45	USD	4,154	(131,118)
USD Currency	Morgan Stanley & Co. International PLC	—	01/17/20	BRL	3.99	USD	4,753	(18,907)
USD Currency	Citibank N.A.	—	02/05/20	JPY	108.00	USD	2,429	(12,373)
USD Currency	Citibank N.A.	—	02/06/20	BRL	3.98	USD	11,756	(87,838)
USD Currency	Credit Suisse International	—	02/06/20	BRL	4.06	USD	9,761	(169,943)
USD Currency	Deutsche Bank AG	—	02/14/20	BRL	3.98	USD	16,682	(138,994)
USD Currency	Bank of America N.A.	—	03/06/20	RUB	62.50	USD	11,837	(152,019)
USD Currency	Citibank N.A.	—	03/06/20	BRL	3.98	USD	11,756	(128,214)
EUR Currency	Citibank N.A.	—	04/29/20	USD	1.11	EUR	29,665	(138,975)
USD Currency	Citibank N.A.	—	05/01/20	JPY	104.00	USD	8,098	(34,230)

								(1,012,611)

								$(1,198,245)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional Amount
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	(000)		Value
Put
2-Year Interest Rate Swap, 01/31/22	3-month LIBOR, 1.91%	Quarterly	1.86%	Semi- Annual	Morgan Stanley & Co. International PLC	01/29/20	1.86%	USD	848,910	$(42,700)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.33.V1	5.00%	Quarterly	12/20/24	USD 57,266	$(5,620,074)	$(4,906,999)	$(713,075)
CDX.NA.IG.33.V1	1.00%	Quarterly	12/20/24	USD 322,715	(8,483,245)	(6,843,036)	(1,640,209)

					$(14,103,319)	$(11,750,035)	$(2,353,284)

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC

Centrally Cleared Interest Rate Swaps

						Notional			Upfront Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount			Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
1.62%	At Termination	1-day CORRA, 1.78%	At Termination	3/04/20(a)	04/15/20	CAD	10,226,680	$987,426	$8,948	$978,478
1.58%	At Termination	1-day CORRA, 1.78%	At Termination	3/04/20(a)	04/15/20	CAD	455,760	60,077	398	59,679
1.60%	At Termination	1-day CORRA, 1.78%	At Termination	3/04/20(a)	04/15/20	CAD	455,760	52,039	398	51,641
1-day CORRA, 1.78%	At Termination	1.59%	At Termination	4/15/20(a)	06/03/20	CAD	8,802,580	(1,249,871)	5,594	(1,255,465)
1-day CORRA, 1.78%	At Termination	1.57%	At Termination	4/15/20(a)	06/03/20	CAD	393,330	(64,933)	248	(65,181)
1-day CORRA, 1.78%	At Termination	1.55%	At Termination	4/15/20(a)	06/03/20	CAD	393,325	(71,995)	248	(72,243)
1-day CORRA, 1.78%	At Termination	1.69%	At Termination	7/15/20(a)	09/09/20	CAD	1,391,005	(16,068)	976	(17,044)
28-day MXIBTIIE, 7.56%	Monthly	6.88%	Monthly	N/A	12/15/20	MXN	614,867	(55,179)	744	(55,923)
28-day MXIBTIIE, 7.56%	Monthly	6.88%	Monthly	N/A	12/16/20	MXN	1,189,610	(107,636)	1,434	(109,070)
6.86%	Monthly	28-day MXIBTIIE, 7.56%	Monthly	7/24/20(a)	07/23/21	MXN	136,786	(25,800)	12	(25,812)
6.90%	Monthly	28-day MXIBTIIE, 7.56%	Monthly	7/27/20(a)	07/26/21	MXN	190,933	(40,201)	17	(40,218)
6.78%	Monthly	28-day MXIBTIIE, 7.56%	Monthly	8/07/20(a)	08/06/21	MXN	604,159	(95,577)	52	(95,629)
3-month Canadian Bankers Acceptances, 2.08%	Semi-Annual	1.85%	Semi-Annual	N/A	09/11/21	CAD	52,220	(106,117)	269	(106,386)
3-month Canadian Bankers Acceptances, 2.08%	Semi-Annual	1.93%	Semi-Annual	N/A	10/18/21	CAD	52,720	(48,066)	2,704	(50,770)
3-month Canadian Bankers Acceptances, 2.08%	Semi-Annual	1.94%	Semi-Annual	N/A	10/21/21	CAD	52,760	(40,035)	(2,959)	(37,076)
2.58%	Semi-Annual	3-month Canadian Bankers Acceptances, 2.08%	Semi-Annual	N/A	12/03/21	CAD	15,645	(142,259)	255	(142,514)
1.48%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	12/03/20(a)	12/03/21	USD	41,135	49,307	70	49,237
3-month Canadian Bankers Acceptances, 2.08%	Semi-Annual	1.94%	Semi-Annual	N/A	12/06/21	CAD	310,150	(205,572)	1,724	(207,296)
6-month CIBOR, (0.22)%	Semi-Annual	0.12%	Annual	N/A	12/06/21	DKK	92,248	84,611	1,616	82,995
6-month STIBOR, 0.29%	Quarterly	0.17%	Annual	N/A	12/06/21	SEK	128,311	(13,583)	1,265	(14,848)

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
1.40%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	12/07/20(a)	12/07/21	USD	41,130	$83,710	$70	$83,640
3.01%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	N/A	12/07/21	USD	11,851	(305,910)	(3,125)	(302,785)
28-day MXIBTIIE, 7.56%	Monthly	6.52%	Monthly	N/A	12/14/21	MXN	933,381	(178,170)	1,643	(179,813)
1.59%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	12/14/20(a)	12/14/21	USD	85,150	12,028	(649)	12,677
28-day MXIBTIIE, 7.56%	Monthly	6.51%	Monthly	N/A	12/15/21	MXN	795,231	(157,244)	1,400	(158,644)
1.50%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	4/30/20(a)	12/15/21	USD	133,785	289,970	417	289,553
1.63%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	4/03/20(a)	12/15/21	USD	66,596	16,609	(815)	17,424
3-month Canadian Bankers Acceptances, 2.08%	Semi-Annual	2.02%	Semi-Annual	N/A	12/17/21	CAD	322,365	139,963	(230)	140,193
3-month Canadian Bankers Acceptances, 2.08%	Semi-Annual	2.02%	Semi-Annual	N/A	12/17/21	CAD	128,000	55,575	(91)	55,666
7.23%	Monthly	28-day MXIBTIIE, 7.56%	Monthly	N/A	07/18/22	MXN	148,112	(108,284)	(237)	(108,047)
7.23%	Monthly	28-day MXIBTIIE, 7.56%	Monthly	N/A	07/19/22	MXN	74,056	(56,159)	(118)	(56,041)
7.22%	Monthly	28-day MXIBTIIE, 7.56%	Monthly	N/A	07/20/22	MXN	28,487	(21,280)	(46)	(21,234)
7.21%	Monthly	28-day MXIBTIIE, 7.56%	Monthly	N/A	07/25/22	MXN	39,870	(29,581)	9	(29,590)
7.20%	Monthly	28-day MXIBTIIE, 7.56%	Monthly	N/A	08/03/22	MXN	184,683	(138,579)	(289)	(138,290)
28-day MXIBTIIE, 7.56%	Monthly	7.00%	Monthly	N/A	08/11/22	MXN	347,829	164,453	678	163,775
3-month Canadian Bankers Acceptances, 2.08%	Semi-Annual	1.58%	Semi-Annual	8/23/21(a)	08/23/22	CAD	214,000	(730,177)	460	(730,637)
7.11%	Monthly	28-day MXIBTIIE, 7.56%	Monthly	N/A	10/14/22	MXN	146,271	(98,368)	69	(98,437)
7.11%	Monthly	28-day MXIBTIIE, 7.56%	Monthly	N/A	10/14/22	MXN	110,975	(75,406)	52	(75,458)
1.92%	Annual	6-month NIBOR, 1.96%	Semi-Annual	N/A	11/01/22	NOK	70,000	16,070	(6)	16,076
6-month CHF LIBOR, (0.62)%	Semi-Annual	-0.64%	Annual	N/A	11/05/22	CHF	11,000	(21,543)	85	(21,628)
3-month LIBOR, 1.91%	Quarterly	1.64%	Semi-Annual	12/14/21(a)	12/14/22	USD	86,195	(29,061)	(299)	(28,762)

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
3-month LIBOR, 1.91%	Quarterly	1.57%	Semi-Annual	11/28/22(a)	11/28/23	USD	42,415	$(78,593)	$71	$(78,664)
2.62%	Semi-Annual	3-month Canadian Bankers Acceptances, 2.08%	Semi-Annual	N/A	12/03/23	CAD	9,604	(168,068)	(816)	(167,252)
3-month LIBOR, 1.91%	Quarterly	1.47%	Semi-Annual	12/05/22(a)	12/05/23	USD	42,415	(120,199)	71	(120,270)
6-month CIBOR, (0.22)%	Semi-Annual	0.42%	Annual	N/A	12/06/23	DKK	55,726	166,737	3,788	162,949
6-month STIBOR, 0.29%	Quarterly	0.51%	Annual	N/A	12/06/23	SEK	77,818	64,539	2,135	62,404
3.00%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	N/A	12/07/23	USD	7,311	(366,446)	(3,653)	(362,793)
1.52%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	4/03/20(a)	05/31/24	USD	33,019	245,796	(3,847)	249,643
1.65%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	4/03/20(a)	05/31/24	USD	16,510	35,183	362	34,821
1.77%	Annual	6-month NIBOR, 1.96%	Semi-Annual	N/A	06/05/24	NOK	60,000	9,516	68	9,448
28-day MXIBTIIE, 7.56%	Monthly	6.73%	Monthly	N/A	08/09/24	MXN	117,510	29,783	835	28,948
28-day MXIBTIIE, 7.56%	Monthly	6.67%	Monthly	N/A	08/12/24	USD	258,548	32,476	652	31,824
28-day MXIBTIIE, 7.56%	Monthly	6.72%	Monthly	N/A	08/13/24	EUR	222,465	50,260	543	49,717
6-month CHF LIBOR, (0.62)%	Semi-Annual	-0.73%	Annual	N/A	10/08/24	CHF	7,300	(99,362)	69	(99,431)
28-day MXIBTIIE, 7.56%	Monthly	6.59%	Monthly	N/A	11/08/24	MXN	347,047	(21,647)	2,689	(24,336)
28-day MXIBTIIE, 7.56%	Monthly	6.32%	Monthly	N/A	07/17/25	MXN	73,475	(63,948)	310	(64,258)
3-month LIBOR, 1.91%	Quarterly	2.13%	Semi-Annual	N/A	08/25/25	USD	2,360	60,387	20	60,367
2.27%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	N/A	09/11/25	USD	1,800	(60,696)	23	(60,719)
2.91%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	N/A	08/23/26	USD	3,692	(291,899)	(46)	(291,853)
2.93%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	N/A	08/24/28	USD	8,170	(769,055)	128	(769,183)
3.16%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	N/A	10/03/28	USD	4,519	(486,041)	71	(486,112)
6-month CIBOR, (0.22)%	Semi-Annual	1.03%	Annual	N/A	12/06/28	DKK	28,735	312,703	7,376	305,327
3.08%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	N/A	12/07/28	USD	3,916	(396,481)	(2,139)	(394,342)

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
1.86%	Annual	6-month NIBOR, 1.96%	Semi-Annual	N/A	06/05/29	NOK	32,000	$64,284	$63	$64,221
6-month CHF LIBOR, (0.62)%	Semi-Annual	(0.59)%	Annual	N/A	09/05/29	CHF	4,300	(199,537)	72	(199,609)
0.83%	Semi-Annual	6-month GBP LIBOR, 0.88%	Semi-Annual	N/A	11/01/29	GBP	2,600	61,646	36	61,610
6-month EURIBOR, (0.32)%	Semi-Annual	0.06%	Annual	N/A	11/06/29	EUR	3,600	(45,897)	68	(45,965)
2.91%	Semi-Annual	3-month Canadian Bankers Acceptances, 2.08%	Semi-Annual	N/A	12/03/48	CAD	2,165	(235,228)	(444)	(234,784)
6-month EURIBOR, (0.32)%	Semi-Annual	1.46%	Annual	N/A	12/04/48	EUR	1,518	395,728	91	395,637
1.73%	Semi-Annual	6-month GBP LIBOR, 0.88%	Semi-Annual	N/A	12/04/48	GBP	1,134	(240,018)	1,687	(241,705)
6-month CIBOR, (0.22)%	Semi-Annual	1.53%	Annual	N/A	12/06/48	DKK	11,141	416,256	688	415,568
6-month STIBOR, 0.29%	Quarterly	1.68%	Annual	N/A	12/06/48	SEK	16,157	320,362	2,270	318,092
3.19%	Semi-Annual	3-month LIBOR, 1.91%	Quarterly	N/A	12/07/48	USD	1,695	(410,639)	(1,494)	(409,145)

								$(4,008,914)	$34,738	$(4,043,652)

(a)	Forward swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Beazer Homes USA, Inc.	5.00%	Quarterly	Barclays Bank PLC	06/20/20	USD	2,050	$(50,239)	$(39,872)	$(10,367)
HCA, Inc.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/20	USD	3,095	(77,909)	(66,538)	(11,371)
HCA, Inc.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/20	USD	930	(23,410)	(20,085)	(3,325)
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/20	USD	7,452	(32,358)	6,109	(38,467)
United Mexican States	1.00%	Quarterly	Bank of America N.A.	09/20/20	USD	7,452	(46,513)	13,452	(59,965)
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,205	(11,518)	(1,087)	(10,431)
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(9,560)	(70)	(9,490)
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	795	(7,602)	(790)	(6,812)
Commonwealth Bank of Australia	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,150	(11,028)	(816)	(10,212)
Commonwealth Bank of Australia	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(9,589)	(523)	(9,066)
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	32,023	(2,853)	(324)	(2,529)
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(2,612)	(292)	(2,320)
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(2,613)	(276)	(2,337)
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(2,613)	(226)	(2,387)
Mitsubishi Corp.	1.00%	Quarterly	Barclays Bank PLC	12/20/20	JPY	47,573	(4,253)	(1,119)	(3,134)

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Mitsubishi Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	$(2,621)	$(574)	$(2,047)
Mitsui & Co. Ltd.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	58,651	(5,246)	(452)	(4,794)
Mitsui & Co. Ltd.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(2,623)	(173)	(2,450)
National Australia Bank Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(9,539)	(264)	(9,275)
Standard Chartered Bank	1.00%	Quarterly	BNP Paribas S.A.	12/20/20	EUR	810	(8,548)	3,884	(12,432)
Standard Chartered Bank	1.00%	Quarterly	BNP Paribas S.A.	12/20/20	EUR	460	(4,855)	2,300	(7,155)
Standard Chartered Bank	1.00%	Quarterly	Goldman Sachs International	12/20/20	EUR	610	(6,437)	1,304	(7,741)
Standard Chartered Bank	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/20	EUR	240	(2,533)	1,224	(3,757)
Sumitomo Corp.	1.00%	Quarterly	Barclays Bank PLC	12/20/20	JPY	24,938	(2,226)	170	(2,396)
Sumitomo Corp.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	JPY	25,316	(2,260)	305	(2,565)
Westpac Banking Corp.	1.00%	Quarterly	Citibank N.A.	12/20/20	USD	1,000	(9,401)	(615)	(8,786)
Frontier Communications Corp.	5.00%	Quarterly	Barclays Bank PLC	06/20/21	USD	1,661	795,417	318,228	477,189
Frontier Communications Corp.	5.00%	Quarterly	Barclays Bank PLC	06/20/21	USD	725	347,187	138,901	208,286
Transocean, Inc.	1.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/22	USD	2,172	126,499	173,109	(46,610)
DISH DBS Corp.	5.00%	Quarterly	Goldman Sachs International	12/20/23	USD	2,168	(177,836)	88,697	(266,533)
KB Home	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	2,138	(347,721)	(142,580)	(205,141)
Realogy Group LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,069	(37,447)	(8,334)	(29,113)
RR Donnelley & Sons Co.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,070	(39,109)	43,110	(82,219)
Beazer Homes USA, Inc.	5.00%	Quarterly	Barclays Bank PLC	06/20/24	USD	1,199	(162,873)	(71,585)	(91,288)
Beazer Homes USA, Inc.	5.00%	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,103	(149,832)	(62,747)	(87,085)
Beazer Homes USA, Inc.	5.00%	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,000	(135,841)	(52,717)	(83,124)
Tenet Healthcare Corp.	5.00%	Quarterly	Barclays Bank PLC	06/20/24	USD	1,000	(130,763)	(10,521)	(120,242)
Tenet Healthcare Corp.	5.00%	Quarterly	Goldman Sachs International	06/20/24	USD	1,223	(159,923)	(15,564)	(144,359)
Tenet Healthcare Corp.	5.00%	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	(153,647)	(37,955)	(115,692)
Tenet Healthcare Corp.	5.00%	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	(153,647)	(37,922)	(115,725)
Tenet Healthcare Corp.	5.00%	Quarterly	Goldman Sachs International	06/20/24	USD	1,150	(150,378)	(37,115)	(113,263)
Tenet Healthcare Corp.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/24	USD	500	(65,382)	(6,160)	(59,222)
Broadcom, Inc.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	1,325	40,933	40,384	549
Chesapeake Energy Corp.	5.00%	Quarterly	Goldman Sachs International	12/20/24	USD	700	303,382	339,757	(36,375)
Federative Republic of Brazil	1.00%	Quarterly	Citibank N.A.	12/20/24	USD	39,966	(31,256)	659,901	(691,157)
Federative Republic of Brazil	1.00%	Quarterly	Citibank N.A.	12/20/24	USD	1,523	(1,191)	25,146	(26,337)
Federative Republic of Brazil	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	25,912	(20,265)	467,249	(487,514)
Federative Republic of Brazil	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	4,524	(3,539)	81,583	(85,122)
Netflix, Inc.	5.00%	Quarterly	BNP Paribas S.A.	12/20/24	USD	650	(116,037)	(99,540)	(16,497)
Netflix, Inc.	5.00%	Quarterly	BNP Paribas S.A.	12/20/24	USD	650	(116,037)	(97,965)	(18,072)
Netflix, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/24	USD	1,300	(232,074)	(204,517)	(27,557)
Netflix, Inc.	5.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/24	USD	2,600	(464,149)	(397,243)	(66,906)
Republic of Chile	1.00%	Quarterly	Citibank N.A.	12/20/24	USD	5,651	(158,301)	(136,937)	(21,364)
Republic of Chile	1.00%	Quarterly	Citibank N.A.	12/20/24	USD	5,650	(158,270)	(132,134)	(26,136)
Republic of Chile	1.00%	Quarterly	Citibank N.A.	12/20/24	USD	5,147	(144,180)	(124,418)	(19,762)
Republic of Chile	1.00%	Quarterly	Citibank N.A.	12/20/24	USD	3,844	(107,690)	(85,769)	(21,921)
Republic of Chile	1.00%	Quarterly	Citibank N.A.	12/20/24	USD	2,830	(79,275)	(67,183)	(12,092)
Republic of Chile	1.00%	Quarterly	Citibank N.A.	12/20/24	USD	2,826	(79,163)	(69,818)	(9,345)

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Chile	1.00%	Quarterly	Citibank N.A.	12/20/24	USD	2,826	$(79,150)	$(68,468)	$(10,682)
Republic of Chile	1.00%	Quarterly	Citibank N.A.	12/20/24	USD	2,824	(79,107)	(62,889)	(16,218)
Republic of Chile	1.00%	Quarterly	Citibank N.A.	12/20/24	USD	2,820	(78,995)	(67,653)	(11,342)
Republic of Chile	1.00%	Quarterly	Citibank N.A.	12/20/24	USD	2,820	(78,995)	(61,443)	(17,552)
Republic of Colombia	1.00%	Quarterly	Citibank N.A.	12/20/24	USD	50,670	(675,879)	(182,840)	(493,039)
Republic of Colombia	1.00%	Quarterly	Citibank N.A.	12/20/24	USD	2,313	(30,852)	(8,346)	(22,506)
Republic of Colombia	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/24	USD	27,910	(372,288)	(105,531)	(266,757)
Republic of Colombia	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/24	USD	1,280	(17,074)	(4,840)	(12,234)
Republic of South Africa	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	26,499	758,661	1,016,958	(258,297)
Republic of the Philippines	1.00%	Quarterly	Citibank N.A.	12/20/24	USD	18,990	(607,578)	(476,191)	(131,387)
Republic of Turkey	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	11,575	925,254	1,428,950	(503,696)
State of Qatar	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	4,095	(126,049)	(101,031)	(25,018)
United Mexican States	1.00%	Quarterly	Barclays Bank PLC	12/20/24	USD	5,949	(63,007)	(58,774)	(4,233)
United Mexican States	1.00%	Quarterly	Barclays Bank PLC	12/20/24	USD	4,688	(49,652)	(46,316)	(3,336)
United Mexican States	1.00%	Quarterly	Barclays Bank PLC	12/20/24	USD	2,975	(31,508)	(32,212)	704
United Mexican States	1.00%	Quarterly	Barclays Bank PLC	12/20/24	USD	2,975	(31,509)	(30,802)	(707)
United Mexican States	1.00%	Quarterly	Barclays Bank PLC	12/20/24	USD	2,975	(31,509)	(30,097)	(1,412)
United Mexican States	1.00%	Quarterly	Barclays Bank PLC	12/20/24	USD	2,974	(31,498)	(31,496)	(2)
United Mexican States	1.00%	Quarterly	Barclays Bank PLC	12/20/24	USD	2,974	(31,498)	(30,791)	(707)
United Mexican States	1.00%	Quarterly	Barclays Bank PLC	12/20/24	USD	2,974	(31,498)	(29,382)	(2,116)
United Mexican States	1.00%	Quarterly	BNP Paribas S.A.	12/20/24	USD	2,975	(31,509)	(31,462)	(47)
United Mexican States	1.00%	Quarterly	BNP Paribas S.A.	12/20/24	USD	2,974	(31,498)	(30,791)	(707)
United Mexican States	1.00%	Quarterly	Citibank N.A.	12/20/24	USD	36,742	(389,144)	275,700	(664,844)
United Mexican States	1.00%	Quarterly	Citibank N.A.	12/20/24	USD	21,450	(227,181)	129,220	(356,401)
United Mexican States	1.00%	Quarterly	Citibank N.A.	12/20/24	USD	6,938	(73,482)	52,060	(125,542)
United Mexican States	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	5,366	(56,837)	(63,110)	6,273
United Mexican States	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	3,752	(39,738)	(38,790)	(948)
United Mexican States	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	3,218	(34,082)	(36,318)	2,236
United Mexican States	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	2,683	(28,416)	(31,552)	3,136
United Mexican States	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/24	USD	3,171	(33,584)	(31,328)	(2,256)
Wells Fargo & Co.	1.00%	Quarterly	Bank of America N.A.	12/20/24	USD	2,262	(69,094)	(61,250)	(7,844)
Wells Fargo & Co.	1.00%	Quarterly	Citibank N.A.	12/20/24	USD	5,655	(172,734)	(152,848)	(19,886)
Wells Fargo & Co.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	6,786	(207,263)	(180,450)	(26,813)
Wells Fargo & Co.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	5,655	(172,735)	(155,596)	(17,139)
Wells Fargo & Co.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	2,262	(69,094)	(61,188)	(7,906)
CMBX.NA.9.AAA	0.50%	Annual	Credit Suisse International	09/17/58	USD	4,540	(59,382)	52,381	(111,763)
CMBX.NA.9.AAA	0.50%	Annual	Deutsche Bank AG	09/17/58	USD	3,620	(47,349)	42,370	(89,719)
CMBX.NA.9.AAA	0.50%	Annual	Morgan Stanley & Co. International PLC	09/17/58	USD	5,570	(72,855)	70,513	(143,368)
CMBX.NA.9.AAA	0.50%	Annual	Morgan Stanley & Co. International PLC	09/17/58	USD	3,050	(39,893)	35,190	(75,083)
CMBX.NA.9.AAA	0.50%	Annual	Morgan Stanley & Co. International PLC	09/17/58	USD	2,530	(33,092)	29,190	(62,282)
CMBX.NA.9.BBB-	3.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	2,080	11,095	72,104	(61,009)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	204	1,089	11,579	(10,490)
CMBX.NA.6.AAA	0.50%	Annual	Deutsche Bank AG	05/11/63	USD	5,458	(46,699)	(1,715)	(44,984)
CMBX.NA.6.AAA	0.50%	Annual	Deutsche Bank AG	05/11/63	USD	2,246	(19,218)	421	(19,639)
CMBX.NA.6.BBB-	3.00%	Annual	J.P. Morgan Securities LLC	05/11/63	USD	850	42,933	80,773	(37,840)

							$(4,976,860)	$1,363,902	$(6,340,762)

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC

OTC Credit Default Swaps — Sell Protection

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Bank of America N.A.	06/20/20	BBB+	USD	7,452	$32,358	$(7,081)	$39,439
People’s Republic of China	1.00%	Quarterly	Barclays Bank PLC	09/20/20	A+	USD	1,000	7,341	(1,164)	8,505
People’s Republic of China	1.00%	Quarterly	Goldman Sachs International	09/20/20	A+	USD	1,000	7,341	(1,231)	8,572
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank N.A.	09/20/20	BBB+	USD	7,452	46,513	(11,719)	58,232
ITRAXX.ASIA.XJ.IG.24.V1	1.00%	Quarterly	Goldman Sachs International	12/20/20	A	USD	1,825	18,628	(9,862)	28,490
Broadcom, Inc.	1.00%	Quarterly	Citibank N.A.	06/20/24	BBB-	USD	14,931	38,986	(1,021,740)	1,060,726
Republic of Turkey	1.00%	Quarterly	Goldman Sachs International	12/20/24	B+	USD	2,894	(231,314)	(357,238)	125,924
CMBX.NA.7.AAA	0.50%	Monthly	Morgan Stanley & Co. International PLC	01/17/47	AAA	USD	4,977	58,676	(145,880)	204,556
CMBX.NA.3.AM	0.50%	Monthly	Credit Suisse International	12/13/49	Not Rated	USD	0	—	(13)	13
CMBX.NA.3.AM	0.50%	Monthly	Goldman Sachs International	12/13/49	Not Rated	USD	0	—	(33)	33
CMBX.NA.3.AM	0.50%	Monthly	JPMorgan Chase Bank N.A.	12/13/49	Not Rated	USD	1	—	(68)	68
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	USD	906	(4,833)	(106,330)	101,497
CMBX.NA.9.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	09/17/58	Not Rated	USD	438	(2,337)	(37,920)	35,583
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	1,060	(5,654)	(52,540)	46,886
CMBX.NA.9.BBB-	3.00%	Quarterly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	231	(1,232)	(13,765)	12,533
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A-	USD	3,340	61,038	(142,215)	203,253
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A-	USD	1,670	30,519	(72,303)	102,822
CMBX.NA.10.BBB-	3.00%	Annual	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	60	(113)	(5,055)	4,942
CMBX.NA.6.BBB-	3.00%	Annual	Credit Suisse International	05/11/63	BB+	USD	850	(42,934)	(65,410)	22,476

								$12,983	$(2,051,567)	$2,064,550

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps

								Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund			Termination	Notional Amount
Rate	Frequency	Rate	Frequency	Counterparty	Date	(000)
4.49%	At Termination	1-day BZDIOVER, 0.02%	At Termination	Citibank N.A.	01/04/21	BRL	208,898	$65,759	$—	$65,759
4.46%	At Termination	1-day BZDIOVER, 0.02%	At Termination	Citibank N.A.	01/04/21	BRL	142,360	55,143	—	55,143
4.45%	At Termination	1-day BZDIOVER, 0.02%	At Termination	JPMorgan Chase Bank N.A.	01/04/21	BRL	212,335	88,413	—	88,413
3.27%	Quarterly	3-month LIBOR, 1.91%	Semi-Annual	Deutsche Bank AG	05/16/21	USD	9,510	(215,827)	—	(215,827)
1-day BZDIOVER, 0.02%	At Termination	5.32%	At Termination	JPMorgan Chase Bank N.A.	01/03/22	BRL	174,706	68,285	—	68,285
1-day BZDIOVER, 0.02%	At Termination	8.27%	At Termination	JPMorgan Chase Bank N.A.	01/02/23	BRL	62,487	1,541,813	—	1,541,813
1-day BZDIOVER, 0.02%	At Termination	6.35%	At Termination	JPMorgan Chase Bank N.A.	01/02/23	BRL	110,569	613,941	—	613,941
1-day BZDIOVER, 0.02%	At Termination	6.26%	At Termination	Citibank N.A.	01/02/25	BRL	73,055	(3,080)	—	(3,080)

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC

Paid by the Fund		Received by the Fund			Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation)
1-day BZDIOVER, 0.02%	At Termination	5.99%	At Termination	Citibank N.A.	01/02/25	BRL	47,801	$(149,316)	$—	$(149,316)
1-day BZDIOVER, 0.02%	At Termination	6.05%	At Termination	Citibank N.A.	01/02/25	BRL	46,891	(113,865)	—	(113,865)
1-day BZDIOVER, 0.02%	At Termination	5.98%	At Termination	JPMorgan Chase Bank N.A.	01/02/25	BRL	67,432	(223,514)	—	(223,514)
1-day BZDIOVER, 0.02%	At Termination	6.03%	At Termination	JPMorgan Chase Bank N.A.	01/02/25	BRL	47,806	(128,184)	—	(128,184)
5.73%	Monthly	28-day MXIBTIIE, 7.56%	Monthly	Bank of America N.A.	01/03/25	MXN	23,376	49,075	262	48,813
28-day MXIBTIIE, 7.56%	Monthly	6.33%	Monthly	Citibank N.A.	06/09/25	MXN	14,869	(11,589)	(61)	(11,528)
28-day MXIBTIIE, 7.56%	Monthly	6.33%	Monthly	Citibank N.A.	07/17/25	MXN	36,610	(31,397)	(118)	(31,279)
28-day MXIBTIIE, 7.56%	Monthly	6.32%	Monthly	Goldman Sachs International	08/06/25	MXN	109,616	(98,635)	(344)	(98,291)
6.31%	Monthly	28-day MXIBTIIE, 7.56%	Monthly	Bank of America N.A.	08/11/25	MXN	36,783	33,937	154	33,783
6.31%	Monthly	28-day MXIBTIIE, 7.56%	Monthly	Bank of America N.A.	08/11/25	MXN	36,783	33,937	154	33,783
6.31%	Monthly	28-day MXIBTIIE, 7.56%	Monthly	Deutsche Bank AG	08/11/25	MXN	136,536	126,956	571	126,385
28-day MXIBTIIE, 7.56%	Monthly	6.27%	Monthly	Bank of America N.A.	12/05/25	MXN	4,348	(4,847)	(38)	(4,809)

								$1,697,005	$580	$1,696,425

OTC Total Return Swaps

Paid by the Fund		Received by the Fund			Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation)
SPDR S&P Oil & Gas Exploration & Production ETF	Monthly	1-month LIBOR minus 0.47%, 1.76%	Monthly	Merrill Lynch International	03/17/20	USD	1,151	$(39,826)	$—	$(39,826)
Occidental Petroleum Corp.	Quarterly	3-month LIBOR, 1.91%	Quarterly	BNP Paribas S.A.	05/15/20	USD	2,254	(162,088)	—	(162,088)
Intelsat SA	Quarterly	3-month LIBOR minus 0.52%, 1.91%	Quarterly	Credit Suisse International	06/11/20	USD	671	(64,458)	—	(64,458)
Quorum Health Corp.	Quarterly	3-month LIBOR minus 1.25%, 1.91%	Quarterly	JPMorgan Chase Bank N.A.	06/11/20	USD	31	(2,496)	—	(2,496)
Quorum Health Corp.	Quarterly	3-month LIBOR minus 1.25%, 1.91%	Quarterly	JPMorgan Chase Bank N.A.	06/11/20	USD	23	(1,808)	—	(1,808)

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC

Paid by the Fund		Received by the Fund			Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation)
Quorum Health Corp.	Quarterly	3-month LIBOR minus 1.25%, 1.91%	Quarterly	JPMorgan Chase Bank N.A.	06/11/20	USD	20	$(1,570)	$—	$(1,570)
Quorum Health Corp.	Quarterly	3-month LIBOR minus 1.25%, 1.91%	Quarterly	JPMorgan Chase Bank N.A.	06/11/20	USD	13	(1,046)	—	(1,046)
Quorum Health Corp.	Quarterly	3-month LIBOR minus 1.25%, 1.91%	Quarterly	JPMorgan Chase Bank N.A.	06/11/20	USD	12	(943)	—	(943)
Quorum Health Corp.	Quarterly	3-month LIBOR minus 1.25%, 1.91%	Quarterly	JPMorgan Chase Bank N.A.	06/11/20	USD	8	(597)	—	(597)
Charter Communications, Inc.	Quarterly	3-month LIBOR minus 0.25%, 1.91%	Quarterly	BNP Paribas S.A.	08/05/20	USD	705	(15,494)	—	(15,494)
SPDR S&P Oil & Gas Exploration & Production ETF	Quarterly	3-month LIBOR minus 0.63%, 1.91%	Quarterly	BNP Paribas S.A.	08/05/20	USD	492	(16,951)	—	(16,951)
Charter Communications, Inc.	Quarterly	3-month LIBOR minus 0.10%, 1.91%	Quarterly	BNP Paribas S.A.	08/26/20	USD	1,403	(49,218)	—	(49,218)
3-month LIBOR, 1.91%	Quarterly	Goldman Sachs Systematic Skew U.S. Series 10 Excess Return Strategy	Quarterly	Goldman Sachs International	09/09/20	USD	3,175	5,198	—	5,198
3-month LIBOR, 1.91%	Quarterly	Goldman Sachs Systematic Skew U.S. Series 10 Excess Return Strategy	Quarterly	Goldman Sachs International	09/09/20	USD	784	2,103	—	2,103
Tidewater, Inc.	Quarterly	3-month LIBOR minus 0.30%, 1.91%	Quarterly	BNP Paribas S.A.	09/29/20	USD	331	(77,571)	—	(77,571)
Tidewater, Inc.	Quarterly	3-month LIBOR minus 0.30%, 1.91%	Quarterly	BNP Paribas S.A.	09/29/20	USD	292	(63,161)	—	(63,161)
McDermott International, Inc.	Quarterly	3-month LIBOR minus 50.00%, 1.91%	Quarterly	Citibank N.A.	10/21/20	USD	58	39,213	—	39,213
McDermott International, Inc.	Quarterly	3-month LIBOR minus 50.00%, 1.91%	Quarterly	Citibank N.A.	10/21/20	USD	38	28,459	—	28,459

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC

Paid by the Fund		Received by the Fund			Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation)
McDermott International, Inc.	Quarterly	3-month LIBOR minus 50.00%, 1.91%	Quarterly	Citibank N.A.	10/22/20	USD	40	$26,967	$—	$26,967
Chesapeake Energy Corp.	Quarterly	3-month LIBOR minus 6.50%, 1.91%	Quarterly	Citibank N.A.	11/05/20	USD	207	28,227	—	28,227
Chesapeake Energy Corp.	Quarterly	3-month LIBOR minus 6.50%, 1.91%	Quarterly	Citibank N.A.	11/05/20	USD	35	5,984	—	5,984
Southwestern Energy	Quarterly	3-month LIBOR minus 0.40%, 1.91%	Quarterly	Citibank N.A.	11/05/20	USD	808	(105,671)	—	(105,671)
Antero Resources Corp.	Quarterly	3-month LIBOR minus 0.40%, 1.91%	Quarterly	Credit Suisse International	11/05/20	USD	680	(67,556)	—	(67,556)
Berry Petroleum Corp.	Quarterly	3-month LIBOR minus 0.45%, 1.91%	Quarterly	Credit Suisse International	11/05/20	USD	610	(42,988)	—	(42,988)
Party City Holdco, Inc.	Quarterly	3-month LIBOR minus 0.90%, 1.91%	Quarterly	Credit Suisse International	11/06/20	USD	80	16,132	—	16,132
3-month LIBOR minus 0.10%, 1.91%	Quarterly	Goldman Sachs U.S. Portfolio Strategy Sector Baskets Cyclicals	Quarterly	Goldman Sachs International	12/11/20	USD	45,321	1,391,964	—	1,391,964
Goldman Sachs U.S. Portfolio Strategy Sector Baskets Defensives	Quarterly	3-month LIBOR minus 0.10%, 1.91%	Quarterly	Goldman Sachs International	12/11/20	USD	45,172	(1,114,418)	—	(1,114,418)
California Resources Corp.	Quarterly	3-month LIBOR minus 14.75%, 1.91%	Quarterly	BNP Paribas S.A.	12/16/20	USD	1,128	21,829	—	21,829

								$(261,784)	$—	$(261,784)

Currency Abbreviations

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNH	Chinese Yuan Offshore

COP	Colombian Peso

DKK	Danish Krone

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

PEN	Peruvian Sol

RUB	Russian Ruble

SEK	Swedish Krona

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	US Dollar

ZAR	South African Rand

Portfolio Abbreviations

ABS	Asset-Backed Security

AGM	Assurance Guaranty Municipal Corp.

AKA	Also Known As

AMBAC	AMBAC Assurance Corp.

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CBOT	Chicago Board of Trade

CIBOR	Copenhagen Interbank Offered Rate

CLO	Collateralized Loan Obligation

CME	Chicago Mercantile Exchange

CMS	Constant Maturity Swap

CORRA	Canadian Overnight Repo Rate Average

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FKA	Formerly Known As

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

KBW	Keefe, Bruyette & Woods

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MXIBTIIE	Mexico Interbank TIIE 28-Day

NIBOR	Norwegian Interbank Offered Rate

OTC	Over-the-counter

PIK	Payment-in-kind

RB	Revenue Bonds

REMIC	Real Estate Mortgage Investment Conduit

S&P	Standard & Poor’s

SCSDE	South Carolina State Department of Education

SPDR	Standard & Poor’s Depositary Receipts

STIBOR	Stockholm Interbank Offered Rate

TBA	To-be-announced

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$1,526,150,030	$119,325,854	$1,645,475,884
Common Stocks(a)	51,144,934	—	765,103	51,910,037
Corporate Bonds(a)	—	5,566,740,749	24,389,834	5,591,130,583
Floating Rate Loan Interests(a)	—	205,731,171	206,888,715	412,619,886
Foreign Agency Obligations	—	170,976,959	—	170,976,959
Foreign Government Obligations	—	423,777,370	—	423,777,370
Investment Companies	35,348,078	—	—	35,348,078
Non-Agency Mortgage-Backed Securities	—	828,665,093	29,218,348	857,883,441
Preferred Securities(a)	—	130,215,490	946,904	131,162,394
Taxable Municipal Bonds	—	693,791,426	—	693,791,426
U.S. Government Sponsored Agency Securities	—	10,077,016,714	—	10,077,016,714
U.S. Treasury Obligations	—	1,928,986,372	—	1,928,986,372
Warrants(a)	4,306	—	—	4,306
Short-Term Securities:
Foreign Government Obligations	—	329,303,203	—	329,303,203
Money Market Funds	1,178,259,649	—	—	1,178,259,649
Options Purchased:
Equity contracts	10,898,717	122,617	—	11,021,334
Foreign currency exchange contracts	—	4,116,587	—	4,116,587
Interest rate contracts	895,704	5,067,014	—	5,962,718
Unfunded Floating Rate Loan Interests(b)	—	6,083	643	6,726
Liabilities:
TBA Sale Commitments	—	(1,889,703,749)	—	(1,889,703,749)

Subtotal	$1,276,551,388	$20,000,963,129	$381,535,401	$21,659,049,918

Investments Valued at Net Asset Value (“NAV”)(c)				4,240

Total Investments				$21,659,054,158

(a)	See above Schedule of Investments for values in each industry.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$2,762,923	$—	$2,762,923
Equity contracts	—	1,566,076	—	1,566,076
Foreign currency exchange contracts	—	19,526,804	—	19,526,804
Interest rate contracts	3,904,545	6,927,728	—	10,832,273
Liabilities:
Credit contracts	—	(9,392,419)	—	(9,392,419)
Equity contracts	(987,276)	(1,827,860)	—	(2,815,136)
Foreign currency exchange contracts	—	(13,279,135)	—	(13,279,135)
Interest rate contracts	(40,074,658)	(9,317,655)	—	(49,392,313)

	$(37,157,389)	$(3,033,538)	—	$(40,190,927)

(a)

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities
Assets:
Opening Balance, as of September 30, 2019	$119,808,152	$—	$24,565,099	$143,255,372	$36,178,812
Transfers into Level 3	10,369,204	—	—	48,579,849	—
Transfers out of Level 3	(9,090,995)	—	—	(12,000,273)	(3,691,695)
Accrued discounts/premiums	53,317	—	—	16,139	14,408
Net realized gain (loss)	(52,502)	(32)	—	(721,565)	(831,653)
Net change in unrealized appreciation (depreciation)(a)	(242,626)	(281,697)	(44,329)	519,519	140,001
Purchases	10,225,834	1,046,832	—	47,914,448	3,177,920
Sales	(11,744,530)	—	(130,936)	(20,674,774)	(5,769,445)

Closing Balance, as of December 31, 2019	$119,325,854	$765,103	$24,389,834	$206,888,715	$29,218,348

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2019(a)	$(217,344)	$(281,697)	$(44,329)	$538,658	$140,001

		Preferred Securities	Options Purchased	Unfunded Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of September 30, 2019		$—	$1	$—	$323,807,436
Transfers into Level 3		—	—	(4,607)	58,944,446
Transfers out of Level 3		—	—	—	(24,782,963)
Accrued discounts/premiums		—	—	—	83,864
Net realized gain (loss)		(75)	(1)	—	(1,605,828)
Net change in unrealized appreciation (depreciation)(a)		48,226	—	5,250	144,344
Purchases		898,753	—	—	63,263,787
Sales		—	—	—	(38,319,685)

Closing Balance, as of December 31, 2019		$946,904	$—	$643	$381,535,401

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2019(a)		$48,226	$—	$5,250	$188,765

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2019, is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments (unaudited) (continued) December 31, 2019	Master Total Return Portfolio of Master Bond LLC

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Foreign Currency Exchange Contracts
	Assets	Liabilities
Opening Balance, as of September 30, 2019	$—	$(1)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)(a)	—	1
Purchases	—	—
Issues	—	—
Sales	—	—
Settlements	—	—

Closing Balance, as of December 31, 2019	$—	$—

Net change in unrealized appreciation (depreciation) on derivative financial instruments still held at December 31, 2019(a)	$—	$—

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The Master Portfolio’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.